UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-09221

Community Capital Trust

(Exact name of Registrant as specified in charter)

2500 Weston Road

Suite 101

Weston, FL 33331

(Address of principal executive offices) (Zip code)

Michael P. Malloy, Esquire

Faegre Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2020

Date of reporting period: May 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.	Report to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) is attached hereto.

COMMUNITY CAPITAL TRUST

CCM ALTERNATIVE INCOME FUND

(THE “FUND”)

May 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be available on the Fund’s website (www.ccminvests.com), and each time a report is posted you will be notified by mail and provided with a website address to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 1-877-272-1977 or electronically by emailing erequests@ccminvests.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-877-272-1977 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Community Capital Trust funds held in your account if you invest through a financial intermediary or all Community Capital Trust funds held with the fund complex if you invest directly with the Fund.

1

Dear Shareholder:

On behalf of the Board of Trustees of The Community Capital Trust, I am pleased to present the CCM Alternative Income Fund (the “Fund”) Annual Report to Shareholders for the year ended May 31, 2020.

The Fund celebrated its seven-year anniversary and we applaud the disciplined and productive efforts of Community Capital Management, Inc., registered investment advisor to the Fund, and we thank you, our shareholders.

Sincerely,

John Taylor
Chairman, Board of Trustees

2	CCM Alternative Income Fund

TABLE OF CONTENTS

Letter to Shareholders	1
Manager’s Discussion & Analysis	3
Fund Profile	4
Expenses	6
Schedule of Investments	7
Statement of Assets and Liabilities	19
Statement of Operations	20
Statements of Changes in Net Assets	21
Statement of Cash Flows	22
Financial Highlights	23
Notes to Financial Statements	24
Report of Independent Registered Public Accounting Firm	39
Notice to Shareholders	41
Trustees and Officers	42
Approval of Advisory Agreement	45

3

Manager’s Discussion & Analysis (Unaudited)

The CCM Alternative Income Fund (the “Fund”) finished its seventh year of operation, delivering monthly income with low volatility and low correlation to both the bond and stock markets.

As of May 31, 2020, the Fund’s 30-day Securities and Exchange Commission (“SEC ”) yield of 6.18% exceeded its goal to produce income of 3-month T-Bills plus 4.0%. The Fund’s target correlation range of 0.0 to 0.5 to the S&P 500 Index (“S&P 500”) was exceeded, with a correlation to the index of 0.61. The Fund’s correlation was in line with its target range of 0.0 to 0.5 to the Bloomberg Barclays Aggregate Bond Index at 0.12. In addition, the Fund’s annualized standard deviation (volatility of returns) since inception of 10.5% was outside the range of its stated standard deviation goal of 2.0 to 4.0%. This was due to the extreme volatility experienced in financial markets during the first and second quarter of 2020. The Fund’s total return for the 12-month period ended May 31, 2020 was -17.15%.

The S&P 500’s return of 12.84% during the twelve months ended May 31, 2020 was generally stable up until the end of February 2020. During the second half of the month, the equity markets began experiencing record declines as fear spread regarding the major potential impact of COVID-19 on the economy. The S&P 500 hit a bottom in March after announcements of unprecedented monetary and fiscal stimuli. These policies are driving one of the largest and fastest stock market rallies in history. As of May 31, 2020, the S&P 500 regained nearly 75% of its maximum drawdown.

The market sell-off impacted the Fund as liquidity in equity, preferred equity, and bond markets dramatically decreased. Some of the Fund’s holdings were reliant on liquidity in the repurchase and mortgage backed securities (MBS) markets. The lack of liquidity in these markets resulted in credit problems for some of the Fund’s holdings. As a result, the equity and preferred equity prices of these issuers experienced large declines. Additionally, most of the Fund’s equity holdings are not significant components of the S&P 500, so the money that came into the market during this historic run up has not flowed into the Fund’s holdings in the same way that it has for major index components. For the same reason, the Fund’s preferred equity securities have yet to revisit the levels they were trading at prior to the February sell off.

Total return figures represent past performance and do not indicate future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less that their original cost. Current performance may be higher or lower than the total returns shown. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events or a guarantee of future results. This information should not be relied upon as research or investment advice.

Investing involves risk, including possible loss of principal.

The Fund is distributed by SEI Investments Distribution Co., which is not affiliated with Community Capital Management, Inc.

4	CCM Alternative Income Fund

Fund Profile May 31, 2020 (Unaudited)

Annual Total Returns	One Year Ended May 31, 2020	Five Years Ended May 31, 2020	Inception to Date
CCM Alternative Income Fund — Institutional	(17.15)%	(1.83)%	(0.35)%*
FTSE 3-Month Treasury Bill Index	1.75%	1.15%	0.83%*

*	Commenced operations on May 31, 2013. Index return is based on Institutional Shares inception date.

The above illustration compares a $100,000 investment made in the Fund to the FTSE 3-Month U.S. Treasury Bill Index. The FTSE 3-Month Treasury Bill Index tracks the performance of U.S. Treasury Bills with a remaining maturity of three months.

Past performance does not predict future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects fee waivers and expense limitations in effect. In their absence, performance would be reduced. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. The Fund’s performance includes reinvestment of income and capital gains distributions, if any. All market indices are unmanaged and do not take into account any fees or expenses. It is not possible to invest directly in any index.

5

Top Ten Holdings*
(% of Net Assets)

FHA Project Loan, 07/01/2047	6.50%
JPMorgan Chase, 12/31/2049	6.08%
Crestwood Equity Partners	4.53%
Two Harbors Investment Corp.	4.42%
Crestwood Equity Partners	4.00%
Independence Realty Trust	3.91%
Washoe County, 02/01/2040	3.60%
MetLife, 04/08/2038	3.57%
Enviva Partners	3.36%
AGNC Investment Corp.	3.10%
43.07%

*	Excludes Short-Term Investments

Asset Allocation**
(% of Net Assets)

Asset-Backed Securities	8.11%
Closed-End Fund	1.24%
Corporate Bonds	19.20%
Energy	15.51%
FGLMC Single Family	0.02%
FHA Project Loans	7.47%
Financials	21.43%
FNMA Multifamily	1.28%
GNMA Multifamily	1.71%
Money Market Fund	6.57%
Municipal Bonds	24.17%
Real Estate	3.91%
Small Business Administration	0.08%
USDA Loan	5.80%
Liabilities in Excess of Other Assets	(16.50)%
100.00%

**	Excludes securities sold short.

6	CCM Alternative Income Fund

Expenses May 31, 2020 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: transaction costs, such as wire fees; and ongoing costs, including management fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2019 and held for the six-month period ended May 31, 2020.

Actual expenses (Unaudited)

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes (Unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

		Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During Period* December 1, 2019 Through May 31, 2020
Actual	Institutional Shares	$1,000.00	$800.40	$7.70
Hypothetical (5% return before expenses)	Institutional Shares	$1,000.00	$1,016.45	$8.62

* Expenses are equal to the annualized expense ratio of 1.71%, including dividend expense and prime broker fees on short sales, for Institutional Shares multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of -19.96% for the period December 1, 2019 to May 31, 2020.

7

Schedule of Investments May 31, 2020

	Shares/ Principal Amount	Value
PREFERRED STOCK - 24.54%
Energy - 8.15%
Algonquin Power & Utilities Corp., VAR Canadian Govt Bonds 5 Year Note+2.940% (a)	8,000	$97,324
Crestwood Equity Partners (a) (b) (c)	198,901	1,318,713
GasLog Partners, VAR ICE LIBOR USD 3 Month+5.839% (a)	40,956	730,245
GasLog Partners, VAR ICE LIBOR USD 3 Month+5.317% (a)	12,810	225,456
		2,371,738
Financials - 16.39%
AG Mortgage Investment Trust, VAR ICE LIBOR USD 3 Month+6.476% (a) (d)	42,155	425,765
AGNC Investment Corp., VAR ICE LIBOR USD 3 Month+4.332% (a) (d)	39,694	902,642
AGNC Investment Corp., VAR ICE LIBOR USD 3 Month+4.697% (a) (b) (d)	41,800	893,684
Capstead Mortgage Corp. (a) (d)	32,000	732,160
Hancock Whitney Corp., 06/15/2060	12,000	295,800
Synchrony Financial (a)	5,000	102,250
Two Harbors Investment Corp., VAR ICE LIBOR USD 3 Month+5.011% (a) (d)	65,500	1,285,765
Two Harbors Investment Corp., VAR ICE LIBOR USD 3 Month+5.660% (a) (d)	6,179	134,579
		4,772,645
TOTAL PREFERRED STOCK
(Cost $8,143,995)		7,144,383

MUNICIPAL BONDS - 24.17%
California - 2.91%
Central Valley Support Joint Powers Agency
6.08%, 09/01/2029 (b)	$150,000	190,347
Rancho Cucamonga Redevelopment Successor Agency
6.26%, 09/01/2031 (b)	270,000	326,525
Tuolumne Wind Project Authority
6.92%, 01/01/2034 (b)	250,000	331,903
		848,775
Florida - 4.03%
Miami-Dade County
7.50%, 04/01/2040 (b)	500,000	763,640
Orlando Community Redevelopment Agency
7.78%, 09/01/2040 (b)	405,000	410,625
		1,174,265
Georgia - 1.58%
Atlanta Development Authority
5.35%, 01/01/2035 (b)	400,000	461,104

Illinois - 1.73%
Bedford Park Village
6.57%, 12/01/2030 (b)	445,000	503,086

The accompanying notes are an integral part of the financial statements.

8	CCM Alternative Income Fund

	Principal Amount	Value
MUNICIPAL BONDS - continued
Maryland - 2.69%
Baltimore
5.38%, 09/01/2025 (b)	$230,000	$244,952
5.38%, 09/01/2030 (b)	500,000	537,675
		782,627
Massachusetts – 0.02%
Massachusetts State Housing Finance Agency
4.782%, 12/01/2020 (b)	5,000	5,006

Missouri - 1.28%
Missouri State Health & Educational Facilities Authority
6.88%, 10/01/2020 (b)	365,000	371,983

Nevada - 3.60%
Washoe County
7.97%, 02/01/2040 (b)	675,000	1,048,376

New Jersey - 1.96%
New Jersey State Economic Development Authority
6.31%, 07/01/2026 (b)	495,000	570,636

Oklahoma - 0.43%
Oklahoma State Development Finance Authority
5.65%, 06/01/2021 (b)	120,000	125,172

Texas - 2.65%
Austin
5.75%, 11/15/2042 (b)	750,000	773,220

Washington - 0.73%
King County Housing Authority
6.38%, 12/31/2046 (b)	210,000	212,350

West Virginia - 0.56%
Ohio County Special District Excise Tax Revenue
8.25%, 03/01/2035 (b)	150,000	162,069

TOTAL MUNICIPAL BONDS
(Cost $6,507,480)		7,038,669

CORPORATE BONDS - 19.20%
American Express
3.82%, VAR ICE LIBOR USD 3 Month+3.428% (a) (b)	1,000,000	842,500
Century Housing Corp.
4.00%, 11/01/2021 (b)	500,000	521,646
Citizens Financial Group
6.00%, VAR ICE LIBOR USD 3 Month+3.003% (a) (b)	750,000	660,000
Conservation Fund A Nonprofit Corp.
3.47%, 12/15/2029 (b)	250,000	265,077
JPMorgan Chase
4.23%, VAR ICE LIBOR USD 3 Month+3.470% (a) (b)	2,000,000	1,770,000

The accompanying notes are an integral part of the financial statements.

9

	Principal Amount/ Shares	Value
CORPORATE BONDS - continued
MetLife
9.25%, 04/08/2038 (e)	$750,000	$1,038,750
NXP BV
3.40%, 05/01/2030 (e)	250,000	257,733
Salvation Army
5.68%, 09/01/2031	100,000	123,286
YMCA of Greater New York
4.27%, 08/01/2024	100,000	111,249
TOTAL CORPORATE BONDS
(Cost $5,954,892)		5,590,241

COMMON STOCK - 16.31%
Energy - 7.36%
Crestwood Equity Partners (c) (f)	82,000	1,165,220
Enviva Partners (c)	28,000	979,440
		2,144,660
Financials - 5.04%
Ares Capital Corp. (f)	40,000	590,000
FS KKR Capital Corp.	63,000	233,730
Invesque	123,100	246,200
Starwood Property Trust (d) (f)	30,000	397,800
		1,467,730
Real Estate - 3.91%
Independence Realty Trust (b) (d) (f)	115,000	1,137,350

TOTAL COMMON STOCK
(Cost $5,389,253)		4,749,740

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 15.08%
FGLMC Single Family - 0.02%
Pool FHR 2106 S, 7.87%, VAR ICE LIBOR USD 1 Month+8.050%, 12/15/2028	29,791	5,457

FHA Project Loans - 7.47%
Pool Robin Ridge, 5.75%, 01/01/2035 (g) (h)	99,383	99,152
Pool 023-98146, 6.51%, 07/01/2047 (g) (h)	1,790,605	1,892,327
Pool A35272, 6.95%, 11/01/2025 (g) (h)	183,333	183,259
		2,174,738
GNMA Multifamily - 1.71%
Pool 699710, 5.43%, 07/15/2044	381,686	381,432
Pool 2010-68, 6.41%, VAR ICE LIBOR USD 1 Month+6.580%, 06/20/2040	534,497	116,912
		498,344
Small Business Administration - 0.08%
Pool 2008-20C, 5.49%, 03/01/2028	20,712	22,710

USDA Loan - 5.80%
Pool Grand Prairie Apartments, 5.95%, 12/01/2047 (g) (h)	785,453	860,056
Pool Ryze, 7.00%, 06/25/2038	734,580	830,075
		1,690,131
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $4,399,070)		4,391,380

The accompanying notes are an integral part of the financial statements.

10	CCM Alternative Income Fund

	Principal Amount/ Shares	Value
ASSET-BACKED SECURITIES - 8.11%
Aura
6.45%, 03/31/2023 (g) (h)	$100,000	$95,657
6.50%, 01/31/2023 (g) (h)	350,000	336,808
Dividend Solar Loans
3.67%, 08/22/2039 (e)	399,363	397,434
FREED Trust
3.61%, 07/18/2024 (e)	104,240	103,665
3.87%, 06/18/2026 (e)	350,000	340,831
4.56%, 07/18/2024 (e)	100,000	97,077
HSI Asset Securitization Corp Trust
0.56%, VAR ICE LIBOR USD 1 Month+0.390%, 11/25/2035	199,344	188,871
Mill City Solar Loan
4.34%, 03/20/2043 (e)	326,927	328,147
Mosaic Solar Loan Trust
3.82%, 06/22/2043 (e)	87,086	88,160
4.01%, 06/22/2043 (e)	96,179	96,000
TES
4.33%, 10/20/2047 (e)	293,422	287,130

TOTAL ASSET-BACKED SECURITIES
(Cost $2,331,189)		2,359,780

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION - 1.28%
FNMA Multifamily - 1.28%
Pool 464296, 5.86%, 01/01/2028 (b)	319,584	373,817
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION
(Cost $318,846)		373,817

CLOSED-END FUND - 1.24%
Eaton Vance Tax-Managed Global Diversified Equity Income Fund (b)	50,000	360,500

TOTAL CLOSED-END FUND
(Cost $373,902)		360,500

SHORT-TERM INVESTMENT - 6.57%
Money Market Fund - 6.57%
First American Government Obligations Fund, Cl Z, 0.05% (i)	1,914,191	1,914,191
TOTAL SHORT-TERM INVESTMENT
(Cost $1,914,191)		1,914,191

Total Investments (Cost $35,332,818) - 116.50%		$33,922,701
Liabilities in Excess of Other Assets, Net - (16.50)%		(4,804,221)
NET ASSETS - 100.00%		$29,118,480

COMMON STOCK SOLD SHORT - (7.53)%
Consumer Discretionary - (3.14)%
Interpublic Group of Companies	(20,000)	$(342,200)
Omnicom Group	(4,000)	(219,160)
Walt Disney (f)	(3,000)	(351,900)
		(913,260)

The accompanying notes are an integral part of the financial statements.

11

	Shares	Value
COMMON STOCK SOLD SHORT - continued

Consumer Staples - (1.16)%
Hormel Foods Corp.	(4,000)	$(195,320)
National Beverage Corp. (j)	(2,500)	(142,450)
		(337,770)
Financials - (2.33)%
Mortgage Investment Trust (d)	(25,000)	(61,500)
Robert Half International (f)	(6,000)	(304,440)
Western Union	(15,663)	(313,573)
		(679,513)
Industrials - (0.90)%
General Electric (f)	(40,000)	(262,800)

TOTAL COMMON STOCK SOLD SHORT
(Proceeds $2,198,024)		(2,193,343)
Total Securities Sold Short
(Proceeds $2,198,024)		$(2,193,343)

	Contracts
PURCHASED OPTIONS - 3.96% (j)(k)
TOTAL PURCHASED OPTIONS
(Cost $773,429)	5,214	$1,152,494

WRITTEN OPTIONS - (0.19)% (j)(k)
TOTAL WRITTEN OPTIONS
(Premiums Received $81,370)	(1,397)	(54,560)

The accompanying notes are an integral part of the financial statements.

12	CCM Alternative Income Fund

A list of the open futures contracts held by the Fund at May 31, 2020 is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount	Value	Unrealized (Depreciation)
Russell 2000 Index E-MINI	(8)	Jun-2020	$(466,996)	$(557,120)	$(90,124)
S&P 500 Index E-MINI	(5)	Jun-2020	(682,050)	(760,500)	(78,450)
USD IRS 10-Year Prime	(7)	Jun-2020	(729,569)	(741,890)	(12,321)
U.S. 10-Year Treasury Note	(12)	Jun-2020	(1,652,676)	(1,672,500)	(19,824)
U.S. 2-Year Treasury Note	(6)	Jul-2020	(1,322,425)	(1,323,375)	(950)
USD IRS 5-Year Prime	(43)	Jun-2020	(4,424,535)	(4,491,820)	(67,285)
U.S. 5-Year Treasury Note	(9)	Jul-2020	(1,119,214)	(1,132,383)	(13,169)
U.S. Long Treasury Bond	(9)	Mar-2020	(1,581,761)	(1,620,000)	(38,239)
			$(11,979,226)	$(12,299,588)	$(320,362)

A list of the open options contracts held by the Fund at May 31, 2020, is as follows:

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 3.96% (j)
Call Options
Akamai Technologies
Expires 06/20/2020, Strike Price $100.00	20	$211,600	$14,100
AMC Entertainment Holdings
Expires 01/22/2022, Strike Price $8.00	100	72,400	9,000
BlackRock
Expires 06/20/2020, Strike Price $480.00	5	264,320	25,150
C.H. Robinson Worldwide
Expires 06/20/2020, Strike Price $75.00	50	405,650	29,150
Chubb Limited
Expires 08/22/2020, Strike Price $125.00	90	1,397,790	61,650
Cracker Barrel Old Country Store
Expires 06/20/2020, Strike Price $105.00	50	781,250	39,050
Crestwood Equity Partners
Expires 10/17/2020, Strike Price $15.00	250	355,250	68,750
Expires 07/18/2020, Strike Price $7.50	301	427,721	201,670
Expires 10/17/2020, Strike Price $12.50	590	838,390	218,300
Expires 10/17/2020, Strike Price $7.50	100	142,100	71,500
Darden Restaurants
Expires 07/18/2020, Strike Price $65.00	20	153,720	29,900

The accompanying notes are an integral part of the financial statements.

13

	Contracts	Notional Amount	Value
Dropbox
Expires 06/20/2020, Strike Price $22.00	50	$112,850	$6,050
Enterprise Products Partners
Expires 06/20/2020, Strike Price $18.00	400	1,115,200	60,000
Expires 09/19/2020, Strike Price $25.00	250	477,500	2,500
Expires 09/19/2020, Strike Price $20.00	100	191,000	12,100
Independence Realty Trust
Expires 07/18/2020, Strike Price $10.00	520	721,760	26,000
iShares Silver Trust
Expires 06/20/2020, Strike Price $14.00	70	116,620	18,620
Expires 06/20/2020, Strike Price $16.00	50	83,300	4,550
Skyline Champion Corporation
Expires 07/18/2020, Strike Price $24.00	52	129,168	14,170
Starwood Property Trust
Expires 06/20/2020, Strike Price $12.50	400	992,400	60,000
Expires 06/20/2020, Strike Price $17.50	80	198,480	720
Expires 06/20/2020, Strike Price $22.50	400	992,400	8,000
Expires 09/19/2020, Strike Price $15.00	60	148,860	7,200
The Cheesecake Factory
Expires 10/17/2020, Strike Price $22.50	50	107,400	17,000
The PNC Financial Services Group
Expires 07/18/2020, Strike Price $120.00	30	342,120	12,930
The TJX Companies
Expires 07/18/2020, Strike Price $55.00	60	367,020	12,900
Two Harbors Investment
Expires 07/18/2020, Strike Price $5.00	250	113,000	7,500
Put Options
General Electric Company
Expires 08/22/2020, Strike Price $7.00	225	249,300	22,500
HSBC Holdings
Expires 07/18/2020, Strike Price $23.00	80	184,400	9,680
Industrial Select Sector SPDR Fund
Expires 06/20/2020, Strike Price $60.00	160	1,304,320	4,640
Invesco QQQ Trust
Expires 06/20/2020, Strike Price $205.00	60	1,273,260	3,540
Invesco S&P 500 Equal Weight ETF
Expires 06/20/2020, Strike Price $90.00	50	503,550	2,500

The accompanying notes are an integral part of the financial statements.

14	CCM Alternative Income Fund

	Contracts	Notional Amount	Value
iShares China Large-Cap ETF
Expires 07/18/2020, Strike Price $39.00	100	$390,500	$15,600
iShares Russell 2000 ETF
Expires 07/18/2020, Strike Price $135.00	50	827,200	23,500
Robert Half International
Expires 07/18/2020, Strike Price $50.00	20	100,480	5,350
SPDR S&P 500 ETF Trust
Expires 07/18/2020, Strike Price $280.00	20	642,160	5,380
The Walt Disney Company
Expires 08/22/2020, Strike Price $115.00	20	234,600	14,400
VanEck Vectors Semiconductor ETF
Expires 07/18/2020, Strike Price $125.00	31	437,193	6,944
TOTAL PURCHASED OPTIONS
(Cost $773,429)			$1,152,494

WRITTEN OPTIONS - (0.19)% (j)
Call Options
Akamai Technologies
Expires 06/20/2020, Strike Price $115.00	(20)	$(211,600)	$(1,230)
Ares Capital Corporation
Expires 06/20/2020, Strike Price $15.00	(50)	(92,800)	(1,750)
BlackRock
Expires 06/20/2020, Strike Price $530.00	(5)	(264,320)	(7,300)
Chubb Limited
Expires 07/18/2020, Strike Price $140.00	(90)	(1,097,460)	(5,400)
Darden Restaurants
Expires 06/20/2020, Strike Price $80.00	(20)	(153,720)	(5,460)
Dropbox
Expires 06/20/2020, Strike Price $27.00	(50)	(112,850)	(500)
Enterprise Products Partners
Expires 06/20/2020, Strike Price $20.00	(50)	(139,400)	(1,750)
iShares Silver Trust
Expires 06/20/2020, Strike Price $17.00	(20)	(33,320)	(800)
Expires 06/20/2020, Strike Price $19.00	(70)	(116,620)	(490)
Skyline Champion Corporation
Expires 06/20/2020, Strike Price $28.00	(52)	(129,168)	(3,510)
Starwood Property Trust
Expires 06/20/2020, Strike Price $25.00	(200)	(496,200)	(1,000)
The Cheesecake Factory
Expires 10/17/2020, Strike Price $30.00	(50)	(107,400)	(6,600)

The accompanying notes are an integral part of the financial statements.

15

	Contracts	Notional Amount	Value
The PNC Financial Services Group
Expires 07/18/2020, Strike Price $145.00	(30)	$(342,120)	$(1,380)
The TJX Companies
Expires 06/20/2020, Strike Price $60.00	(60)	(316,560)	(1,440)
Put Options
General Electric Company
Expires 06/20/2020, Strike Price $5.00	(150)	(166,200)	(900)
HSBC Holdings
Expires 06/20/2020, Strike Price $20.00	(60)	(138,300)	(1,080)
Industrial Select Sector SPDR Fund
Expires 06/20/2020, Strike Price $51.00	(85)	(692,920)	(1,700)
Expires 06/20/2020, Strike Price $53.00	(85)	(692,920)	(255)
Invesco S&P 500 Equal Weight ETF
Expires 06/20/2020, Strike Price $82.00	(50)	(503,550)	(1,750)
iShares China Large-Cap ETF
Expires 06/20/2020, Strike Price $34.00	(80)	(347,920)	(1,040)
iShares Russell 2000 ETF
Expires 07/18/2020, Strike Price $120.00	(50)	(827,200)	(5,750)
Robert Half International
Expires 06/20/2020, Strike Price $45.00	(20)	(125,760)	(1,300)
The Walt Disney Company
Expires 06/20/2020, Strike Price $105.00	(20)	(287,540)	(1,740)
VanEck Vectors Semiconductor ETF
Expires 06/20/2020, Strike Price $107.00	(30)	(423,690)	(435)
TOTAL WRITTEN OPTIONS
(Premiums Received $81,370)			$(54,560)

(a)	Perpetual security with no stated maturity date.
(b)	All or a portion of the shares have been committed as collateral for open short positions.
(c)	Security considered to be a Master Limited Partnership. At May 31, 2020 these securities amounted to $3,463,373 or 11.89% of total net assets.
(d)	REIT - Real Estate Investment Trust.
(e)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At May 31, 2020, these securities amounted to $3,034,927, which represents 10.42% of total net assets.

(f)	Underlying security for a written/purchased option.
(g)	Level 3 security in accordance with fair value hierarchy.
(h)

Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at May 31, 2020 is $3,467,259, which represents 11.91% of total net assets.

(i)	The rate shown is the 7-day effective yield as of May 31, 2020.
(j)	Non-income producing security.
(k)	Refer to table below for details on Options Contracts.

The accompanying notes are an integral part of the financial statements.

16	CCM Alternative Income Fund

Cl — Class

ETF — Exchange Traded Fund

FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed

FHA — Federal Housing Administration

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

USD — United States Dollar

USDA — United States Department of Agriculture

VAR — Variable Rate

The accompanying notes are an integral part of the financial statements.

17

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at May 31, 2020:

Assets	Level 1	Level 2	Level 3		Total
Preferred Stock	$7,144,383	$—	$—		$7,144,383
Municipal Bonds	—	7,038,669	—		7,038,669
Corporate Bonds	—	5,590,241	—		5,590,241
Common Stock	4,749,740	—	—		4,749,740
U.S. Government & Agency Obligations	—	1,356,586	3,034,794		4,391,380
Asset-Backed Securities	—	1,927,315	432,465		2,359,780
U.S. Government Mortgage-Backed Obligation	—	373,817	—		373,817
Closed-End Fund	360,500	—	—		360,500
Short-Term Investment	1,914,191	—	—		1,914,191
Total Assets	$14,168,814	$16,286,628	$3,467,259	*	$33,922,701

Liabilities	Level 1	Level 2	Level 3	Total
Common Stock	$(2,193,343)	$—	$—	$(2,193,343)
Total Liabilities	$(2,193,343)	$—	$—	$(2,193,343)

Other Financial Instruments	Level 1	Level 2		Level 3		Total
Purchased Options	$1,152,494	$		$		$1,152,494
Written Options	(54,560)		—		—	(54,560)
Futures**
Unrealized Depreciation	(320,362)		—		—	(320,362)
Total Other Financial Instruments	$777,572	$		$		$777,572

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees.
**	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The accompanying notes are an integral part of the financial statements.

18	CCM Alternative Income Fund

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning balance as of June 1, 2019	$3,079,845
Accrued discounts/premiums	(1,693)
Realized gain/(loss)	(1,566)
Change in unrealized appreciation/(depreciation)	20,625
Purchases	—
Sales	(62,417)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of May 31, 2020	$3,034,794
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$20,625

Investments in Asset-Backed Securities
Beginning balance as of June 1, 2019	$260,000
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(17,535)
Purchases	450,000
Sales	(260,000)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of May 31, 2020	$432,465
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$(17,535)

For the fiscal year ended May 31, 2020, there were no transfers in or out of Level 3 assets and liabilities.

The accompanying notes are an integral part of the financial statements.

19

Statement of Assets and Liabilities as of May 31, 2020

Assets:
Investments, at fair value (identified cost — $35,332,818)	$33,922,701
Cash	535
Receivables:
Due from Broker	469,446
Dividends and interest	205,806
Capital shares sold	28,264
Investment securities sold	19,983
Due from Advisor	6,341
Variation margin	5,760
Options purchased, at value (cost — $773,429)	1,152,494
Prepaid expenses	20,591
Total Assets	$35,831,921
Liabilities:
Securities sold short (proceeds — $2,198,024)	$2,193,343
Payables:
Due to Broker	4,017,509
Investment securities purchased	303,072
Capital shares redeemed	31,844
Variation margin	31,233
Distributions to Shareholders	23,784
Dividend expense on securities sold short	7,650
Shareholder servicing fees	4,968
Administration fees	2,236
Prime Broker fees	1,821
Chief Compliance Officer fees	38
Trustees’ fees	37
Foreign currency payable (cost — $4)	4
Options written, at value (premiums received — $81,370)	54,560
Other accrued expenses	41,342
Total Liabilities	$6,713,441
Net Assets:	$29,118,480
Net Assets consist of:
Paid-in capital	$44,492,585
Total distributable loss	(15,374,105)
Net Assets	$29,118,480
Net Assets — Institutional (Unlimited shares of beneficial interest with no par value authorized; 4,012,828 shares outstanding)	$29,118,480
Net Asset Value, offering and redemption price per share — Institutional	$7.26

The accompanying notes are an integral part of the financial statements.

20	CCM Alternative Income Fund

Statement of Operations for the fiscal year ended May 31, 2020

Investment Income:
Dividends	$1,575,991
Dividends from Master Limited Partnerships	282,663
Interest	1,543,342
Less: Foreign Taxes Withheld	(3,423)
Total investment income	3,398,573
Expenses:
Investment advisory fees	386,189
Shareholder servicing fees	102,984
Prime Broker fees	133,022
Dividend expense on securities sold short	74,615
Accounting and administration fees	46,343
Professional fees	36,898
Transfer agent fees	30,281
Registration and filing expenses	20,437
Custodian fees	15,384
Printing fees	14,798
Chief Compliance Officer fees	14,682
Trustees’ fees	12,024
Other	26,216
Total expenses	913,873
Less:
Investment advisory fees waived	(35,609)
Net expenses	878,264
Net investment income	2,520,309
Realized and unrealized gain (loss) on:
Net realized loss on investments	(9,559,535)
Net realized gain on securities sold short	490,506
Net realized loss on futures contracts	(1,331,361)
Net realized gain on options	30,625
Net realized loss on foreign currency transactions	(877)
Net realized loss	(10,370,642)
Net change in unrealized appreciation/(depreciation) on investments	(2,853,619)
Net change in unrealized appreciation/(depreciation) on securities sold short	(117,601)
Net change in unrealized appreciation/(depreciation) on futures contracts	90,064
Net change in unrealized appreciation/(depreciation) on options contracts	488,677
Net change in unrealized appreciation/(depreciation) on foreign currency translation	(11)
Net change in unrealized appreciation/(depreciation)	(2,392,490)
Net realized and unrealized loss	(12,763,132)
Net decrease in net assets resulting from operations:	$(10,242,823)

The accompanying notes are an integral part of the financial statements.

21

Statements of Changes in Net Assets

	For the Fiscal Year Ended May 31, 2020	For the Fiscal Year Ended May 31, 2019
Operations:
Net investment income	$2,520,309	$1,870,724
Net realized loss on investments, securities sold short, futures contracts, options and foreign currency transactions	(10,370,642)	(578,689)
Net change in unrealized depreciation on investments, securities sold short, futures contracts, options and foreign currency translation	(2,392,490)	(5,996)
Net increase (decrease) in net assets resulting from operations	(10,242,823)	1,286,039
Distributions	(2,808,504)	(1,566,592)
Return of Capital	(190,003)	(404,090)
Total distributions	(2,998,507)	(1,970,682)
Capital share transactions:
Institutional
Shares issued	14,962,308	24,551,552
Shares reinvested	2,656,962	1,634,275
Shares redeemed	(30,170,422)	(6,101,219)
Increase (decrease) in net assets from capital share transactions	(12,551,152)	20,084,608
Increase (decrease) in net assets	(25,792,482)	19,399,965
Net Assets:
Beginning of year	54,910,962	35,510,997
End of year	$29,118,480	$54,910,962
Share Transactions:
Institutional
Shares issued	1,662,907	2,634,950
Shares reinvested	295,643	174,665
Shares redeemed	(3,864,529)	(646,520)
Increase (decrease) in shares	(1,905,979)	2,163,095
Institutional outstanding at beginning of year	5,918,807	3,755,712
Institutional at end of year	4,012,828	5,918,807

The accompanying notes are an integral part of the financial statements.

22	CCM Alternative Income Fund

Statement of Cash Flows

Cash Provided by (Used For) Operating Activities:
Net decrease in net assets resulting from operations:	$(10,242,823)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Purchases of investments	(83,296,147)
Proceeds from sale of investments	94,549,236
Purchased options/purchases to cover written options and securities sold short	5,014,393
Proceeds from sale of options/expired options and securities sold short	(5,671,416)
Amortization (accretion of market discount)	49,049
Net realized (gain) loss on:
Investments	9,559,535
Options	(30,625)
Securities sold short	(490,506)
Net change in unrealized (appreciation) depreciation on:
Investments	2,853,619
Options	(488,677)
Securities sold short	117,601
(Increase)/Decrease in Assets:
Dividends and interest	192,096
Investment securities sold	193,425
Variation margin receivable	55,975
Investment advisory fees	(6,341)
Prepaid expenses	(10,223)
Increase/(Decrease) in Liabilities:
Investment securities purchased	(321,071)
Variation margin payable	(76,603)
Investment advisory fees	(34,879)
Dividend expense on securities sold short	4,650
Stock loan fees payable	(2,059)
Shareholder servicing fees	(4,333)
Administration fees	(1,950)
Chief Compliance Officer fees	(1,716)
Trustees’ fees	(437)
Due to broker	3,365,795
Foreign currency	(694)
Other accrued expenses	9,335
Net cash provided by operating activities	15,284,209
Cash Provided by (Used In) Financing Activities:
Shares issued	15,010,485
Distributions to shareholders	(344,341)
Shares redeemed	(30,209,209)
Net cash used in financing activities	(15,543,065)
Cash and Restricted Cash **:
Net decrease in cash	(258,856)
Cash at beginning of year	728,837
Cash at end of year	$469,981
Supplemental Non-Cash Activities:
Reinvestment of dividend distributions	$2,656,962

**

Included in cash and restricted cash at the beginning of the year and end of the year is $36,598 and $535 respectively, of cash and $692,239 and $469,446, respectively, of restricted cash which is included in due from broker in the accompanying Statement of Assets and Liabilities.

The accompanying notes are an integral part of the financial statements.

23

Financial Highlights—Per share data (for a share outstanding throughout each year)

	Institutional
	For the Fiscal Year Ended May 31, 2020	For the Fiscal Year Ended May 31, 2019	For the Fiscal Year Ended May 31, 2018	For the Fiscal Year Ended May 31, 2017		For the Fiscal Year Ended May 31, 2016
Net Asset Value, Beginning of Year	$9.28	$9.46	$9.54	$9.66		$10.13
Investment Operations:
Net investment income(a)	0.44	0.42	0.41	0.40		0.38
Net realized and unrealized loss on investments	(1.95)	(0.15)	(0.03)	(0.08)		(0.45)
Total from investment operations	(1.51)	0.27	0.38	0.32		(0.07)
Distributions from:
Net investment income	(0.48)	(0.36)	(0.40)	(0.38)		(0.37)
Net capital gains	—	—	—	—		—
Net return of capital	(0.03)	(0.09)	(0.06)	(0.06)		(0.03)
Total distributions	(0.51)	(0.45)	(0.46)	(0.44)		(0.40)
Net Asset Value, End of Year	$7.26	$9.28	$9.46	$9.54		$9.66
Total return	(17.15)%	2.87%	4.10%	3.41%		(0.63)%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$29,118	$54,911	$35,511	$30,498		$30,432
Ratio of expenses to average net assets
Before fee waiver	1.78%	1.91%	2.73%	3.10%		2.83%
After fee waiver (b)	1.71%	1.91%	2.59%	2.94%		2.76%
Ratio of net investment income to average net assets	4.90%	4.49%	4.36%	4.19%		3.89%
Portfolio turnover rate	67%	75%	71%	87	%(c)	86%

(a)	Based on the average daily number of shares outstanding during the period.
(b)	Excluding dividend and prime broker fees on securities sold short, the ratio of expenses to average net assets would have been 1.31% for the year ended May 31, 2020, 1.36% for the year ended May 31, 2019, 1.55% for the year ended May 31, 2018 and 1.60% for all prior years.
(c)	Changed from 47% to 87%. Revision not considered material.

The accompanying notes are an integral part of the financial statements.

24	CCM Alternative Income Fund

Notes to Financial Statements May 31, 2020

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Community Capital Trust (the “Trust”) was organized as a Delaware business trust on January 15, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and consists of two separate series. The financial statements herein are those of the CCM Alternative Income Fund (the “Fund”). The Fund is classified as a diversified portfolio under the Act. The Fund offers one class of shares of beneficial interest, which has been designated as Institutional Shares. The Fund commenced investment operations on May 31, 2013. Community Capital Management, Inc. (the “Advisor”) is the Fund’s investment advisor. The financial statements of the remaining series of the Trust are not presented herein, but are presented separately. The assets of each series within the Trust are segregated, and a shareholder’s interest is limited to the series in which shares are held.

The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. GAAP for investment companies.

Security Valuation. Debt securities are valued by market bid quotation or independent pricing services which use bid prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Discounts or premiums on debt securities are amortized to income over their prospective lives, using the effective interest method.

Fixed income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of sixty (60) days or less at the time of acquisition, are valued at the evaluated price supplied by an independent pricing service. Independent pricing services may use various valuation methodologies, including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from an independent pricing service, the securities will be priced using the Fair Value Valuation Procedures listed below.

Debt securities with a remaining maturity of more than 60 days shall be valued at representative quoted prices as provided by an independent pricing service. If the validity of pricing information on high yield bonds provided by pricing services appears to be unreliable, then dealer supplied quotes may be used to value those securities. If the validity of quotations appears to be unreliable or if the number of quotations indicates a thin market, then further consideration should be given to whether market quotations are readily available.

At May 31, 2020, the Fund held securities that were fair valued by the Advisor in accordance with procedures approved by the Board of Trustees in the amount of $3,467,259.

25

The Fund may hold foreign securities that trade on weekends or other days when the Fund does not price its shares. Therefore, the value of such securities may change on days when shareholders will not be able to purchase or redeem shares.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to evaluation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the fiscal year ended May 31, 2020, there have been no significant changes to the Fund’s fair value methodologies.

26	CCM Alternative Income Fund

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of May 31, 2020. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at May 31, 2020	Valuation Techniques	Unobservable Inputs	Ranges (Average
U.S. Government & Agency Obligations	$3,034,794	Matrix Pricing	FHA Loans Structure	2 out of lockout with remaining maturity term of 0.23 years. The remaining FHA Security has a lockout of 2.65 Years.
			Average Life Years	0.23-2.65 (1.04) Years
			Spread to Benchmark	N+255 - N+365 (N+292)
			Variance to Dealer Average	-2.06%-1.48% (0.24%)
			USDA Loan Structure	Fixed Coupon
			Average Life Years	8.72 Years
			Spread to Benchmark	N+395
			Variance to Dealer Average	3rd Party Pricing
Asset-Backed Security	$432,465	Short Term	Structure	Short Term
			Average Life Years	0.41-0.49 (0.45) Years
			Spread to Benchmark	N+1181
			Variance to Dealer Average	0.00%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the Statement of Operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of the identified cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

Amortization and accretion are calculated using the effective interest method. Amortization of premiums and accretion of discounts are included in interest income.

27

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of the Fund, investment income, realized and unrealized gains and losses, and expenses are allocated daily to each share based upon the proportion of net assets of each share.

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “IRC”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, as applicable), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

Distributions to Shareholders. Dividends from net investment income are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Use of Estimates. In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Purchased on a Delayed Delivery Basis. The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. The Fund will set aside liquid assets, or engage in other appropriate measures, to cover its obligations with respect to these securities.

Futures Contracts. The Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

28	CCM Alternative Income Fund

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of May 31, 2020.

Options Written/Purchased. The Fund may invest in financial options contracts to add return or to hedge its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities’ prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised.

The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

The Fund employed an active strategy of purchasing and writing options in accordance with its investment strategy. The cost of purchased options and the premiums received for written options are presented in the Schedule of Investments.

Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.

Securities Sold Short. The Fund engages in short sales (selling securities it does not own) as a part of its normal investment activities. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security

29

on a later date so that it can return the security to the lender. Short positions may be used either to hedge long positions or may be used speculatively to seek positive returns in instances where the Advisor believes a security’s price will decline. The Fund will either realize a profit or incur a loss from a short position, depending on whether the value of the underlying stock decreases or increases, respectively, between the time it is sold and when the Fund replaces the borrowed security. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss. Upon entering into a short position, the Fund records the proceeds as a receivable from prime broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement.

Short sales are collateralized by pledged securities held at the custodian, U.S. Bank N.A. The collateral required is determined daily by reference to the market value of the short positions.

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis. The Fund is charged interest expense at the Federal Funds Rate plus 75 basis points on the amount of any shortfall in the required cash margin. Refer to the Statement of Assets and Liabilities for amounts due to/from broker.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

30	CCM Alternative Income Fund

Note 2 – CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the fiscal year ended May 31, 2020 were as follows:

	Shares	Amount
Institutional
Shares issued	1,662,907	$14,962,308
Shares reinvested	295,643	2,656,962
Shares redeemed	(3,864,529)	(30,170,422)
Net Decrease	(1,905,979)	$(12,551,152)

Transactions in shares of the Fund for the fiscal year ended May 31, 2019 were as follows:

	Shares	Amount
Institutional
Shares issued	2,634,950	$24,551,552
Shares reinvested	174,665	1,634,275
Shares redeemed	(646,520)	(6,101,219)
Net Increase	2,163,095	$20,084,608

Note 3 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, short sales, purchases to cover, options premiums paid and received, and futures, by the Fund for the fiscal year ended May 31, 2020, were as follows:

Purchases:
U.S. Government	$—
Other	33,630,058
Sales and Maturities:
U.S. Government	$67,764
Other	45,862,381

At May 31, 2020, the cost of investments for income tax purposes and the gross unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Cost of investments	$36,089,799
Gross unrealized appreciation	1,466,700
Gross unrealized depreciation	(3,222,936)
Net depreciation on investments	$(1,756,236)

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Note 4 – DERIVATIVE TRANSACTIONS

Derivative instruments and hedging activities require enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance, and cash flows.

The fair value of derivative instruments as of May 31, 2020, was as follows:

	Statement of Assets and Liabilities Location	Asset Derivatives	Liabilities Derivatives
Equity contracts	Net unrealized depreciation on futures contracts*	$—	$(168,574)
Interest rate contracts	Net unrealized depreciation on futures contracts*	—	(151,788)
Equity contracts	Options purchased, at value/Options written, at value	1,152,494	(54,560)
		$1,152,494	$(374,922)

*	Amounts are included in cumulative appreciation (depreciation) on futures as reported in the Schedule of Investments.

The effect of derivative instruments on the Statement of Operations for the fiscal year ended May 31, 2020, was as follows:

The amount of realized and unrealized gain (loss) on derivatives:

	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Total
Interest rate contracts
Futures Contracts	$(1,826,765)	$378,037	$(1,448,728)
Equity contracts
Futures Contracts	495,404	(287,973)	207,431
Options	30,625	488,677	519,302
	$(1,300,736)	$578,741	$(721,995)

The following table discloses the average monthly volume of the Fund’s futures contracts and option contracts activity during the fiscal year ended May 31, 2020:

	Interest Rate Contracts $	Equity Contracts $
Future Contracts:
Average Notional Balance Long	—	—
Average Notional Balance Short	15,098,525	4,057,155
Options Contracts
Average Notional Balance Long	—	463,760
Average Notional Balance Short	—	43,335

32	CCM Alternative Income Fund

In accordance with Accounting Standards Update (“ASU”) 2013-01, Balance Sheet (Topic 210), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, the Fund is required to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

The following table summarizes the disclosure requirements of ASU 2013-01:

Offsetting the Financial Liabilities and Derivative Liabilities
As of May 31, 2020				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Gross Amounts in Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Security Collateral Pledged	Net Amount
Pershing	$—	$(2,193,343	$(2,193,343)	$—	$2,193,343	$—
Total	$—	$(2,193,343)	$(2,193,343)	$—	$2,193,343	$—

Note 5 – ADVISORY, SUB-ADVISORY AND SERVICE FEES

The Trust has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.75% of the Fund’s average daily net assets. For the fiscal year ended May 31, 2020, the Advisor was entitled to receive advisory fees of $386,189. Prior to March 1, 2018, the annual rate for the advisory fee was 1.00%

The Trust has adopted a Services Plan with respect to the Fund’s Institutional Shares. Pursuant to the Services Plan, the Trust enters into servicing agreements with financial institutions that agree to provide certain personal liaison and administrative support services to their customers who are the beneficial owners of Institutional Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily NAV of the Institutional Shares beneficially owned by such customers. The Fund will limit fees to an aggregate fee of not more than 0.20% under the Services Plan for personal liaison and administrative support services through May 31, 2020. For the fiscal year ended May 31, 2020, the Fund incurred expenses under the Services Plan of $102,984.

Effective March 1, 2019, the Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2020 to the extent total annualized expenses exceed 1.85% of the average daily net assets of the Institutional Shares. If at any time the Fund’s Total Annual Fund Operating Expenses for a year is less than 1.85%, the Advisor may recoup any waived or reimbursed amounts from the Fund within three years from the date on

33

which such waiver or reimbursement was made by the Advisor, provided such reimbursement does not cause the Fund to exceed the expense limitations that were in effect at the time of the waiver or reimbursement. The Advisor waived $35,609 of these fees during the fiscal year ended May 31, 2020.

The President, Treasurer, Chief Compliance Officer and certain other officers of the Fund are affiliated with the Advisor.

Note 6 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the IRC for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, and undistributed earnings, in the period that the differences arise.

Accordingly, the permanent differences primarily consist of different treatment for gains and losses on paydowns of mortgage-backed and asset-backed securities. The permanent difference that is credited or charged to Paid-in Capital and Distributable Earnings as of May 31, 2020 is primarily related to partnership adjustment:

Increase Distributable Earnings	Decrease Paid-in Capital
$1,921	$(1,921)

This reclassification had no effect on NAV per share.

The tax character of dividends declared for each fiscal year indicated was as follows:

	Fiscal Year Ended May 31, 2020	Fiscal Year Ended May 31, 2019
Distributions declared from:
Ordinary income	$2,808,504	$1,566,592
Return of Capital	190,003	404,090
Total Distributions	$2,998,507	$1,970,682

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

34	CCM Alternative Income Fund

As of May 31, 2020, the components of accumulated losses on a tax basis were as follows:

Capital loss carryforwards	$(4,454,346)
Post-October losses	(8,800,026)
Other temporary differences	(363,497)
Unrealized depreciation, net	(1,756,236)
Accumulated losses, net	$(15,374,105)

For Federal income tax purposes, capital losses may be carried forward and applied against future capital gains. Net capital losses earned may be carried forward indefinitely and must retain the character of the original loss. As of May 31, 2020, the Fund had capital loss carryforwards outstanding as follows:

Short-Term	Long-Term	Total Capital Loss Carryforwards
$3,405,079	$1,049,267	$4,454,346

During the year ended May 31, 2020, the Fund did not utilize capital loss carryforwards to offset capital gains.

Note 7 – CONCENTRATION/RISK

The Fund, in pursuing its investment objective, is subject to risks. The following is a summary of certain of the risks, and a more complete list can be found in the Fund’s most recent prospectus:

Arbitrage or Fundamental Risk: Employing arbitrage strategies has the risk that anticipated opportunities do not play out as planned, resulting in potentially reduced returns or losses to the Fund as it unwinds failed trades.

Asset-Backed Securities Risk: Asset-backed securities represent interests in pools of assets such as mortgages, commercial or consumer loans, or receivables and other financial assets. Asset-backed securities are subject to credit, interest rate, prepayment extension, valuation and liquidity risk. These securities, in most cases, are not backed by the full faith and credit of the U.S. government and are subject to the risk of default on the underlying asset or loan, particularly during periods of economic downturn. Those asset-backed securities that are guaranteed as to the timely payment of interest and principal by a government entity are not guaranteed as to market price, which will fluctuate. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain asset-backed securities.

Commodities Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

35

Derivatives Risk: Derivatives may pose risks in additional to, or greater than, those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, more volatile, more difficult to value and leveraged so that small changes in the value of the underlying instrument may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not perform its contractual obligations. The use of derivative instruments exposes the Fund to additional risks and transaction costs. Derivative instruments come in many varieties and have a wide range of potential risks and rewards, and may include forward contracts, futures contracts, options (both written and purchased), swaps and options on futures and swaps. Fluctuations in the value of derivative instruments may not correlate perfectly with the overall securities markets.

Counterparty Risk: In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Environmental, Social and Governance (ESG) Investing Risk: There may be a risk stemming from the environmental, social and governance factors that the Fund applies in analyzing the portfolio composition of the Fund. The Fund considers ESG standings of its holdings when analyzing the Fund’s portfolio composition. This may affect the Fund’s exposure to certain companies or industries. The Fund’s results may be lower than other funds that do not consider ESG standings. ESG standings are only one factor the Advisor considers in managing the Fund’s portfolio and not all securities in the portfolio of the Fund have a high ESG standing.

Fixed Income Investments: The Fund may invest in fixed income securities. Fixed income investments include bonds, notes (including structured notes), mortgage-backed securities, asset-backed securities, convertible securities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments. Fixed income securities may be issued by corporate and governmental issuers and may have all types of interest rate payment and reset terms, including (without limitation) fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. The credit quality of securities held in the Fund’s portfolio is determined at the time of investment. If a security is rated differently by multiple rating organizations, the Fund treats the security as being rated in the lower rating category.

Investment Company Risk: Investment company risk includes the risks of investing indirectly in affiliated and unaffiliated investment companies, including closed-end funds and exchange-traded funds, through your investment in the Fund. Investors will incur a proportionate share of the

36	CCM Alternative Income Fund

expenses of the investment company in which the Fund invests (including operating expenses and management fees) in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investments in direct proportion to the amount of assets the Fund invests in such investment company. Certain exchange-traded funds or closed-end funds traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

Leverage Risk: The Fund may make investments in futures contracts, swaps and other derivative instruments. The futures contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The NAV of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Municipal Securities Risk: Municipal securities risk is the risk that municipal securities may be subject to credit/default risk, interest rate risk, liquidity risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices.

Short Sale Risk: Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales may also cause the Fund to have higher expenses than those of other funds.

LIBOR Risk: The elimination of London Inter-Bank Offered Rate (“LIBOR”), among other “inter-bank offered” reference rates, may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority (“FCA”) has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. However, it remains unclear if LIBOR will continue to exist in its current, or a modified, form. Alternatives to LIBOR are established or in development in most major currencies including the Secured Overnight Financing Rate (SOFR), that is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new reference rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. The effect of any changes to, or discontinuation of, LIBOR on the Fund will vary,

37

and it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted and market practices become settled.

Note 8 – NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosure requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management elected to early adopt the removal of certain disclosures and delay the adoption of additional disclosure until the effective date.

In November, 2016, the FASB issued Accounting Standards Update 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. The amendments in this update require that the statement of cash flows explain the change during the period in the total of cash, cash equivalents and amounts generally described as restricted cash or restricted cash equivalents. Amounts generally described as restricted cash or restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. For public entities, this update will be effective for fiscal years beginning after December 15, 2017, and for interim periods within those fiscal years. Management has evaluated the impact of this new guidance, and the Fund no longer reports the change in restricted cash and cash equivalents in the operating and investing sections in the Statement of Cash Flows. Restricted cash and cash equivalents are now included in the beginning and end of the period as cash and cash equivalents on the Statement of Cash Flows. These changes have been applied using a retrospective transition method to each period presented.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit LIBOR quotes by the FCA. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Fund’s financial statements and various filings.

38	CCM Alternative Income Fund

Note 9 – CORONAVIRUS (COVID-19) PANDEMIC

A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and has spread internationally. The outbreak and efforts to contain its spread have resulted in closing borders and quarantines, restricting international and domestic travel, enhanced health screenings, cancelations, disrupted supply chains and customer activity, responses by businesses (including changes to operations and reducing staff), and have produced general concern and uncertainty. The impact of the coronavirus pandemic, and other epidemics and pandemics that may arise in the future could adversely affect national and global economies, individual companies and the market in general in a manner and for a period of time that cannot be foreseen at the present time and may adversely affect the value, volatility and liquidity of dividend and interest paying securities. In the event of a pandemic or an outbreak, there can be no assurance that the Fund and its service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons, and could otherwise disrupt the ability of the Fund’s service providers to perform essential services. Certain economic and market conditions arising out of a pandemic or outbreak could result in the Fund’s inability to achieve its investment objectives, cause the postponement of reconstitution or rebalance dates for benchmark indices, adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, negatively impact the Fund’s performance, and cause losses on your investment in the Fund. Management is monitoring the development of the pandemic, which was ongoing as of the date of the financial statements, and is evaluating its impact on the financial position and operating results of the Fund.

Note 10 – SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

39

Report of Independent Registered
Public Accounting Firm

To the Shareholders of CCM Alternative Income Fund
and the Board of Trustees of Community Capital Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CCM Alternative Income Fund, one of the funds constituting Community Capital Trust (the “Fund”), as of May 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the statement of cash flows for the year then ended, the financial highlights for each of the two years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of CCM Alternative Income Fund as of May 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, the statement of cash flows for the year then ended, and the financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights of the Fund for the years ended May 31, 2018, 2017, and 2016, respectively, were audited by other auditors whose report, dated July 30, 2018, expressed an unqualified opinion on the financial statement and those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2020,

40	CCM Alternative Income Fund

by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

Deloitte & Touche LLP

Philadelphia, Pennsylvania

July 30, 2020

We have served as the auditor of one or more Community Capital Trust investment companies since 2019.

41

Proxy Policies (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the Securities and Exchange Commission (the “SEC”) website at http://www.sec.gov.

Quarterly Filings (Unaudited)

The Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters or as an exhibit to its reports on Form N-PORT within 60 days after the end of the period. The Fund’s N-PORT (and its predecessor form, Form N-Q) reports are available on the SEC’s website at http://www.sec.gov.

Notice to Shareholders (Unaudited)

For purposes of the Internal Revenue Code (“IRC”), the Fund is designating the following items with regard to distributions paid during the fiscal year ended May 31, 2020:

Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)
6.76%	0.00%	93.24%	100.00%	18.88%

Qualifying Dividend Income(2)	Qualifying Business Income(6)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short Term Capital Gain Dividends(5)
20.43%	6.79%	4.94%	40.96%	0.00%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income tax.

(4)

The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distributions. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5)

The percentage of this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distributions that are exempted from U.S. withholding tax when paid to foreign investors.

(6)	The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

42	CCM Alternative Income Fund

Trustees and Officers (Unaudited)

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the State of Delaware and the Trust’s Declaration of Trust. Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-877-272-1977.

43

Name, Address and Age[1]	Position(s) Held with the Trust	Served in Position Since[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee During Past 5 Years[4]
INDEPENDENT TRUSTEES
John E. Taylor Age 70	Chairman of the Board and Trustee	6/1/99	President and Founder, National Community Reinvestment Coalition, January 1992 to present.	2	None
Heinz Riehl Age 84	Trustee	6/1/99	President, Riehl World Training & Consulting, Inc. (bank consulting), 1996 to present.	2	None
Irvin M. Henderson Age 64	Trustee	6/26/00	President and Chief Executive Officer, Henderson & Company (consulting firm), 1993 to present.	2	None
Robert O. Lehrman Age 85	Trustee	9/29/00	Business consultant and special counsel, 1997 to present; formerly, director, Community Capital Bank, New York, NY; formerly, President and Chief Executive Officer, Community Bankers Association, New York.	2	None
Mirian Saez Age 63	Trustee	6/26/19	Director of Island Operations, City and County of San Francisco, 2006 to present; Executive Advisory Council, Leadership California, Inc. (a non-profit), 2013 to present; Executive Committee, Mercy Housing California, Inc. (a non-profit), 2014 to present; formerly: Co-Chair Finance Committee, WDC Board of Education; Oversight Board, Resolution Trust Corporation.	2	None
Robert Dickerson Age 67	Trustee	1/23/20	Executive Director, Birmingham Business Resource Center (business management consulting), November 1996 to present; Chief Executive Officer, Birmingham City Wide Local Development Company from November 1996 to present.	2	None

44	CCM Alternative Income Fund

Name, Address and Age	Position(s) Held with the Trust	Served in Position Since[2]	Principal Occupation(s) During Past 5 Years
OFFICERS
David K. Downes c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age 80	President	1/29/04

Chair of the Board of Community Capital Management, Inc. since January 2016; Vice Chair of Community Capital Management, Inc. from February 2015 to January 2016; Chief Executive Officer, Community Capital Management, Inc. from January 2004 to February 2015.

Alyssa D. Greenspan c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age 48	Vice President	10/22/10

President, Community Capital Management, Inc. since January 2015; Chief Operating Officer, Community Capital Management, Inc. since June 2009; Senior Vice President and Portfolio Manager, Community Capital Management, Inc. since May 2003.

Jessica Botelho c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age: 36	Vice President	10/21/16

Director of CRA & Impact Research, Community Capital Management, Inc. since July 2017; Director, Shareholder Relations, Community Capital Management, Inc. since May 2015; Associate Director, Shareholder Relations, Community Capital Management, Inc. from May 2013 to April 2015.

James Malone, CFA c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age 49	Treasurer	4/1/14	Chief Financial Officer of Community Capital Management, Inc. since July 2013; Director of Investment Platforms, since September 2011.
Stefanie J. Little Little Consulting Group, Inc. 11 Gina Marie Lane Elkton, MD 21921 Age 52	Chief Compliance Officer	12/18/09	President, Little Consulting Group, Inc. since 2011; Managing Member, Chenery Compliance Group LLC since 2015; Chief Compliance Officer of Community Capital Management Inc. since January 2010.
Michael P. Malloy Faegre Drinker Biddle & Reath LLP One Logan Square Suite 2000 Philadelphia, PA 19103 Age 60	Secretary	6/1/99	Partner, Faegre Drinker Biddle & Reath LLP (formerly, Drinker Biddle & Reath LLP) (law firm) since 1993.

[1]	Each Trustee may be contacted by writing to the Trustee, c/o Community Capital Management, Inc. 2500 Weston Road, Suite 101, Weston, Florida 33331.
[2]

Each Trustee holds office until he or she resigns, is removed or dies. The president, treasurer and secretary shall hold office for a one-year term and until their respective successors are chosen and qualified, or until such officer dies or resigns.

[3]	The Fund Complex consists of the Trust. The Trust has two portfolios, the Fund and The Community Reinvestment Act Qualified Investment Fund.
[4]	Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

45

Approval of Advisory Agreement (Unaudited)

At a meeting held on April 24, 2020, the Board of Trustees of the Trust, including a majority of the Trustees who are not ‘‘interested persons’’ (as defined in the Investment Company Act of 1940, as amended (the ‘‘Independent Trustees’’)), approved the continuation of the Trust’s Advisory Agreement with the Advisor with respect to the CCM Alternative Income Fund (the ‘‘Fund’’) for an additional one-year period. The Advisor reviewed and responded to Trustees’ questions concerning the materials relating to the Advisory Agreement, in particular, a letter from the Advisor responding to specific questions from the Trustees relating to the Advisory Agreement. Among other things, those materials and the Advisor’s presentation covered: (i) the nature, extent and quality of the Advisor’s services provided to the Fund; (ii) the experience and qualifications of the Advisor’s personnel involved in the management of the Trust; (iii) the Advisor’s investment philosophy and process; (iv) the Advisor’s assets under management; (v) the current advisory fee arrangement for the Fund and the Advisor’s separate account fees; (vi) the performance of the Fund and the advisory fee and expenses as compared to other funds; (vii) the Advisor’s financial statements and profitability; and (viii) other possible benefits to the Advisor arising from its advisory and other relationships with the Trust.

The Trustees then met in executive session with counsel to the Trust. The Trustees discussed the information that had been provided to them in connection with the continuation of the Advisory Agreement, including the matters covered at the April 9, 2020 special meeting of the Board that had been called to review and discuss the materials and information the Board had requested from the Advisor relating to the Advisory Agreement. In connection with such continuation, counsel to the Trust reviewed his firm’s memorandum outlining the Trustees’ duties and responsibilities in connection with the continuation of the Advisory Agreement. After further discussion concerning the continuation of the Advisory Agreement, the Trustees, including a majority of the Independent Trustees, reached the following conclusions: (i) the Advisor has the capabilities, resources and personnel necessary to manage the Fund; (ii) based on the services that the Advisor would provide to the Fund under the Advisory Agreement and the expenses incurred by the Advisor in the performance of such services, the compensation to be paid to the Advisor was fair and equitable; (iii) the difference in management fees between the Fund and the separate accounts managed by the Advisor was reasonable in light of the differing service levels and portfolio management requirements; (iv) the Advisor’s direct and indirect expenses in providing advisory services to the Fund were reasonable; and (v) breakpoints were currently not relevant to the Fund given its asset size. Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including all of the Independent Trustees, concluded that it was in the best interests of the Fund to continue the Advisory Agreement with the Advisor for an additional one-year period.

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Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Faegre Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

Independent Registered Public Accounting Firm:

Deloitte & Touche LLP

1700 Market Street

Philadelphia, PA 19103

Custodian:

U.S. Bank, National Association

50 South 16th Street

Suite 2000

20th Floor

EX-PA-WBSP

Philadelphia, PA 19102

Board of Trustees:

John E. Taylor, Chairman of the

Board of Trustees

Heinz Riehl, Trustee

Irvin M. Henderson, Trustee

Robert O. Lehrman, Trustee

Mirian Saez, Trustee

Robert Dickerson, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

2500 Weston Road ■ Suite 101 ■ Weston, FL 33331

954-217-7999 ■ Fax: 954-385-9299 ■ Toll Free: 877-272-1977 ■ www.ccminvests.com

COMMUNITY CAPITAL TRUST

THE COMMUNITY

REINVESTMENT ACT

QUALIFIED INVESTMENT FUND

(THE “FUND”)

May 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.ccminvests.com), and each time a report is posted you will be notified by mail and provided with a website address to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 1-877-272-1977 or electronically by emailing erequests@ccminvests.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-877-272-1977 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Community Capital Trust funds held in your account if you invest through a financial intermediary or all Community Capital Trust funds held with the fund complex if you invest directly with the Fund.

1

Dear Shareholder:

On behalf of the Board of Trustees of The Community Capital Trust, I am pleased to present The Community Reinvestment Act Qualified Investment Fund (the “Fund”) Annual Report to Shareholders for the year ended May 31, 2020.

The Fund continued to demonstrate consistent financial performance and success identifying and purchasing securities that finance economic and community development activities throughout the nation. In fact, the Fund has now invested approximately $8.5 billion in targeted and impactful investments.

The impact of the Fund’s investments can be seen today in all 50 states - in cities, towns, and neighborhoods - that have benefited from funding made possible by the securities purchased by the Fund.

We applaud the disciplined and productive efforts of Community Capital Management, Inc., registered investment advisor to the Fund, and we thank you, our shareholders, for your investments. We appreciate your continued confidence.

Sincerely,

John Taylor
Chairman, Board of Trustees

2	The Community Reinvestment Act Qualified Investment Fund

TABLE OF CONTENTS
Letter to Shareholders	1
Manager’s Discussion & Analysis	3
Fund Profile	4
Expenses	6
Schedule of Investments	7
Statement of Assets and Liabilities	41
Statement of Operations	42
Statements of Changes in Net Assets	43
Financial Highlights	45
Notes to Financial Statements	48
Report of Independent Registered Public Accounting Firm	59
Notice to Shareholders	61
Trustees and Officers	62
Approval of Advisory Agreement	65

3

Manager’s Discussion & Analysis (Unaudited)

For the twelve months ended May 31, 2020, the stock market (as measured by the S&P 500 Index) returned 12.84% and the bond market (as measure by Bloomberg Barclays U.S. Aggregate Index) returned 9.42%. Calendar year-to-date, the stock market returned -4.97% and the bond market returned 5.47%.

The fiscal year ended May 31, 2020 was marked with volatility as a result of the COVID-19 health crisis. The pandemic largely shut down the economy and the timeline of recovery remains uncertain. To get ahead of the economic crisis, the Federal Reserve has taken unprecedented actions to support the financial system and improve market liquidity. The yield curve steepened during the fiscal year ended May 31, 2020, with two-year Treasury yields falling 1.79% and 10-year Treasury yields falling 1.50%. As of May 31, 2020, the yield on the 10-year note was 0.64%.

During the twelve-month period ended May 31, 2020, the Institutional Share Class of the CRA Qualified Investment Fund (the “Fund”) returned 5.79%, underperforming the Fund’s benchmark, the Intermediate component of the Bloomberg Barclays U.S. Aggregate Index, which returned 7.18% over the 12-month period. The CRA Share Class and Retail Share Class returned 5.31% and 5.52%, respectively, over the same period. The underperformance relative to the benchmark is primarily due to the Fund’s smaller Treasury allocation, which was the best performing sub-sector.

In the benchmark, U.S. Treasuries (as measured by the U.S. Treasury sub-sector in the Bloomberg Barclays Intermediate Aggregate Index) generated the highest total return among the three major sectors. Treasuries returned 7.87% compared to 7.20% return for corporate bonds (as measured by the U.S. Corporate sub-sector of the Bloomberg Barclays Intermediate Aggregate Index) and 6.53% for U.S. mortgage-backed securities (“MBS”) (as measured by the U.S. MBS sub-sector in the Bloomberg Barclays Intermediate Aggregate Index).

At the end of May 2020, duration was 3.79 years. The SEC 30-day yield for the CRA, Institutional, and Retail Share Classes was 1.59%, 2.04% and 1.69%, respectively.

Total return figures represent past performance and do not indicate future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less that their original cost. Current performance may be higher or lower than the total returns shown. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events or a guarantee of future results. This information should not be relied upon as research or investment advice.

Duration is stated in years and is a measure of a bond’s interest rate sensitivity. It measures the expected change in value of a fixed income security that will result from a 1% change in interest rates. For example, a bond with a five (5) year duration means the bond will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.

Investing involves risk, including possible loss of principal. Bonds and bond funds are subject to interest rate risk and will decline in value as interest rates rise.

The CRA Qualified Investment Fund is distributed by SEI Investments Distribution Co., which is not affiliated with Community Capital Management, Inc.

4	The Community Reinvestment Act Qualified Investment Fund

Fund Profile May 31, 2020 (Unaudited)

Annual Total Returns	One Year Ended May 31, 2020	Five Years Ended May 31, 2020	Ten Years Ended May 31, 2020	Inception to Date
The Community Reinvestment Act Qualified Investment Fund — CRA Shares	5.31%	2.32%	2.53%	3.99%*
The Community Reinvestment Act Qualified Investment Fund — Institutional Shares	5.79%	2.78%	3.00%	3.64%**
The Community Reinvestment Act Qualified Investment Fund — Retail Shares	5.52%	2.44%	2.65%	3.28%**
Bloomberg Barclays Intermediate U.S. Aggregate Index	7.18%	3.17%	3.23%	4.72%*

*	Commenced operations on August 30, 1999. Index return is based on CRA shares inception date.
**	Commenced operations on March 2, 2007.

The above illustration compares a $500,000 investment made in the Fund to the Bloomberg Barclays Intermediate U.S. Aggregate Index (the “Intermediate U.S. Aggregate Index”). The Intermediate U.S. Aggregate Index measures the performance of intermediate-term investment grade bonds.

Past performance does not predict future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects fee waivers and expense limitations in effect. In their absence, performance would be reduced. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. The Fund’s performance includes reinvestment of income and capital gains distributions, if any. All market indices are unmanaged and do not take into account any fees or expenses. It is not possible to invest directly in any index.

5

Top Ten Holdings*
(% of Net Assets)

U.S. Treasury Notes, 1.75%, 11/15/2029	2.45%
Bank of America Corp. 3.50%, VAR ICE LIBOR USD 3 Month+0.630%, 05/17/2022	1.89%
Bank of America Corp., 1.49%, VAR United States Secured Overnight Financing Rate+1.460%, 05/19/2024	1.16%
FREED Trust, Ser 2020-FP1, Cl A, 2.52%, 03/18/2027	0.78%
USDA Loan, 5.00%, 06/25/2038	0.64%
U.S. Treasury Notes, 1.50%, 02/15/2030	0.63%
FNMA Multifamily, 3.39%, 03/01/2033	0.63%
FNMA Single Family, 3.50%, 01/01/2049	0.56%
Prudential Financial, MTN, 1.50%, 03/10/2026	0.56%
FNMA Single Family, 3.50%, 02/01/2049	0.48%
9.78%

*	Excludes Short-Term Investments.

Asset Allocation
(% of Net Assets)

Asset-Backed Securities	3.37%
Bank Deposit	0.57%
Corporate Bonds	6.07%
FGLMC Single Family	9.14%
FHA Project Loans	0.39%
FHMS Multifamily	0.36%
FNMA Multifamily	10.08%
FNMA Single Family	23.28%
FRESB Multifamily	0.06%
GNMA Multifamily	18.72%
GNMA Single Family	1.40%
HUD	0.04%
Money Market Fund	6.20%
Municipal Bonds	14.64%
Small Business Administration	1.48%
Small Business Administration Participation Certificates	0.65%
Small Business Investment Company	0.01%
U.S. Treasury Notes	3.54%
USDA Loan	0.66%
Liabilities in Excess of Other Assets	(0.66)%
100.00%

6	The Community Reinvestment Act Qualified Investment Fund

Expenses May 31, 2020 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: transaction costs, such as wire fees; and ongoing costs, including management fees, distribution (12b-1) fees (CRA Shares and Retail Shares only) and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2019 and held for the six-month period ended May 31, 2020.

Actual expenses (Unaudited)

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes (Unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

		Beginning Account Value December 1, 2019	Ending Account Value May 31,2020	Expenses Paid During Period* December 1, 2019 Through May 31, 2020
Actual	CRA Shares	$1,000.00	$1,030.20	$4.62
	Institutional Shares	1,000.00	1,033.50	2.34
	Retail Shares	1,000.00	1,031.70	4.11
Hypothetical (5% return before expenses)	CRA Shares	$1,000.00	$1,020.45	$4.60
	Institutional Shares	1,000.00	1,022.70	2.33
	Retail Shares	1,000.00	1,020.95	4.09

* Expenses are equal to the annualized expense ratios of 0.91%, 0.46%, and 0.81% for CRA Shares, Institutional Shares and Retail Shares, respectively, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 3.02%, 3.35% and 3.17% for the period December 1, 2019 to May 31, 2020 for CRA Shares, Institutional Shares and Retail Shares, respectively.

7

Schedule of Investments May 31, 2020

	Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 66.27%
FGLMC Single Family - 9.14%
Pool RA2477, 2.50%, 04/01/2050	$1,652,617	$1,716,234
Pool RA2531, 2.50%, 05/01/2050	3,005,428	3,148,397
Pool RA2532, 2.50%, 05/01/2050	1,460,945	1,525,948
Pool RA2612, 2.50%, 05/01/2050	8,056,784	8,366,925
Pool QB0264, 2.50%, 06/01/2050	1,179,757	1,224,718
Pool Q16506, 3.00%, 02/01/2043	33,857	35,708
Pool Q40627, 3.00%, 05/01/2046	3,570,102	3,779,726
Pool Q41877, 3.00%, 07/01/2046	1,891,458	2,001,941
Pool Q43158, 3.00%, 09/01/2046	1,407,824	1,489,839
Pool Q44344, 3.00%, 11/01/2046	567,224	599,462
Pool Q44395, 3.00%, 11/01/2046	2,003,864	2,117,754
Pool Q45623, 3.00%, 01/01/2047	4,210,888	4,461,075
Pool QA2069, 3.00%, 07/01/2049	1,194,302	1,256,952
Pool QA2173, 3.00%, 08/01/2049	811,794	854,379
Pool QA2405, 3.00%, 08/01/2049	2,546,753	2,680,350
Pool RA1190, 3.00%, 08/01/2049	1,466,521	1,543,452
Pool QA3109, 3.00%, 09/01/2049	2,221,036	2,337,547
Pool QA3562, 3.00%, 10/01/2049	2,861,185	3,011,421
Pool QA4231, 3.00%, 11/01/2049	3,539,392	3,725,060
Pool QA4780, 3.00%, 11/01/2049	1,850,624	1,947,704
Pool RA1773, 3.00%, 11/01/2049	1,710,400	1,800,454
Pool QA5579, 3.00%, 12/01/2049	3,101,118	3,263,795
Pool QA5900, 3.00%, 12/02/2049	1,644,737	1,731,679
Pool QA5721, 3.00%, 01/01/2050	2,130,058	2,248,058
Pool QA6535, 3.00%, 01/01/2050	2,158,716	2,279,833
Pool RA2089, 3.00%, 01/01/2050	1,072,580	1,129,523
Pool QA6834, 3.00%, 02/01/2050	1,809,150	1,910,652
Pool QA7417, 3.00%, 02/01/2050	2,846,075	2,996,523
Pool QA7634, 3.00%, 03/01/2050	1,881,048	1,980,483
Pool QA8482, 3.00%, 03/01/2050	2,909,534	3,072,782
Pool QB0265, 3.00%, 06/01/2050	1,076,657	1,133,572
Pool Q07121, 3.50%, 04/01/2042	29,918	31,544
Pool Q07398, 3.50%, 04/01/2042	79,620	85,756
Pool Q37430, 3.50%, 11/01/2045	155,363	166,893
Pool Q38376, 3.50%, 01/01/2046	808,442	868,637
Pool Q39359, 3.50%, 03/01/2046	1,650,078	1,772,342
Pool Q40641, 3.50%, 05/01/2046	980,872	1,044,420
Pool Q45628, 3.50%, 01/01/2047	3,490,781	3,745,183
Pool Q47221, 3.50%, 03/01/2047	901,058	957,344
Pool Q48279, 3.50%, 05/01/2047	947,453	1,021,684
Pool Q49035, 3.50%, 06/01/2047	1,757,638	1,895,347
Pool Q49605, 3.50%, 07/01/2047	753,061	812,060
Pool Q50393, 3.50%, 09/01/2047	2,169,812	2,314,348
Pool Q50943, 3.50%, 09/01/2047	860,595	912,627
Pool Q51685, 3.50%, 10/01/2047	2,291,588	2,434,546
Pool V83539, 3.50%, 10/01/2047	2,455,339	2,634,064
Pool Q52610, 3.50%, 11/01/2047	1,972,220	2,111,982
Pool V83815, 3.50%, 12/01/2047	1,050,138	1,116,139
Pool Q53325, 3.50%, 01/01/2048	1,970,848	2,125,268
Pool Q54012, 3.50%, 01/01/2048	2,642,043	2,848,381
Pool Q54511, 3.50%, 02/01/2048	2,636,097	2,793,296

The accompanying notes are an integral part of the financial statements.

8	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool Q54585, 3.50%, 02/01/2048	$4,565,483	$4,839,111
Pool Q54876, 3.50%, 03/01/2048	1,246,475	1,316,983
Pool Q55002, 3.50%, 03/01/2048	2,522,557	2,683,882
Pool Q62396, 3.50%, 04/01/2049	766,820	810,243
Pool QA2070, 3.50%, 07/01/2049	1,558,859	1,661,654
Pool QA2301, 3.50%, 08/01/2049	1,304,393	1,387,061
Pool QA3110, 3.50%, 09/01/2049	1,238,241	1,305,310
Pool QA3982, 3.50%, 10/01/2049	1,686,951	1,778,324
Pool QA4885, 3.50%, 11/01/2049	1,371,095	1,457,992
Pool QA6536, 3.50%, 01/01/2050	1,846,817	1,970,693
Pool QA7418, 3.50%, 02/01/2050	1,609,879	1,713,658
Pool A97097, 4.00%, 02/01/2041	42,659	45,427
Pool Q39374, 4.00%, 03/01/2046	81,659	88,515
Pool Q47223, 4.00%, 03/01/2047	1,323,607	1,437,657
Pool Q47775, 4.00%, 04/01/2047	971,143	1,061,621
Pool Q48287, 4.00%, 05/01/2047	2,377,874	2,570,493
Pool Q48819, 4.00%, 06/01/2047	2,452,690	2,652,017
Pool Q49040, 4.00%, 06/01/2047	4,191,814	4,542,191
Pool Q49606, 4.00%, 07/01/2047	3,303,492	3,628,147
Pool Q49898, 4.00%, 08/01/2047	1,216,953	1,306,944
Pool Q50397, 4.00%, 08/01/2047	3,066,827	3,331,086
Pool Q50951, 4.00%, 09/01/2047	2,422,646	2,609,520
Pool Q51686, 4.00%, 10/01/2047	1,525,335	1,649,242
Pool V83540, 4.00%, 10/01/2047	1,316,913	1,416,851
Pool Q53883, 4.00%, 01/01/2048	827,190	893,935
Pool Q54464, 4.00%, 02/01/2048	1,316,888	1,417,673
Pool Q54586, 4.00%, 02/01/2048	4,603,168	4,997,660
Pool Q54877, 4.00%, 02/01/2048	1,183,339	1,273,904
Pool Q55004, 4.00%, 03/01/2048	2,139,665	2,299,316
Pool Q55631, 4.00%, 04/01/2048	3,498,875	3,728,915
Pool Q56253, 4.00%, 05/01/2048	3,595,184	3,831,680
Pool Q56469, 4.00%, 06/01/2048	2,441,870	2,642,165
Pool Q56900, 4.00%, 06/01/2048	2,170,847	2,330,668
Pool Q57029, 4.00%, 07/01/2048	1,665,516	1,792,994
Pool Q57388, 4.00%, 07/01/2048	1,180,475	1,262,067
Pool Q57694, 4.00%, 08/01/2048	1,373,354	1,461,812
Pool Q58271, 4.00%, 09/01/2048	1,143,286	1,235,488
Pool Q58366, 4.00%, 09/01/2048	843,360	913,374
Pool Q58774, 4.00%, 10/01/2048	2,283,001	2,486,373
Pool Q59058, 4.00%, 10/01/2048	1,879,446	2,000,324
Pool Q59686, 4.00%, 11/01/2048	1,287,044	1,384,337
Pool Q60213, 4.00%, 12/01/2048	1,995,370	2,124,097
Pool Q60598, 4.00%, 01/01/2049	1,144,870	1,239,089
Pool Q61151, 4.00%, 01/01/2049	908,379	974,007
Pool Q61387, 4.00%, 02/01/2049	1,623,321	1,729,274
Pool Q61800, 4.00%, 03/01/2049	1,389,107	1,485,978
Pool Q61986, 4.00%, 03/01/2049	2,569,301	2,734,977
Pool Q62397, 4.00%, 04/01/2049	1,477,611	1,572,452
Pool QA2071, 4.00%, 07/01/2049	1,209,909	1,307,447
Pool QA4064, 4.00%, 10/01/2049	1,134,356	1,221,174
Pool A91363, 4.50%, 03/01/2040	161,693	174,536
Pool A91756, 4.50%, 03/01/2040	249,334	273,412
Pool A92905, 4.50%, 06/01/2040	128,162	138,494
Pool A93467, 4.50%, 08/01/2040	143,028	154,367
Pool Q01597, 4.50%, 05/01/2041	286,357	308,965

The accompanying notes are an integral part of the financial statements.

9

	Principal Amount	Value
Pool Q02377, 4.50%, 07/01/2041	$155,317	$167,829
Pool Q47624, 4.50%, 04/01/2047	956,332	1,055,370
Pool Q48294, 4.50%, 05/01/2047	690,633	750,266
Pool Q49044, 4.50%, 07/01/2047	1,462,671	1,590,520
Pool Q49608, 4.50%, 07/01/2047	672,450	732,685
Pool Q49902, 4.50%, 08/01/2047	307,781	335,855
Pool Q55774, 4.50%, 04/01/2048	1,856,826	2,060,928
Pool Q56476, 4.50%, 05/01/2048	2,421,829	2,615,324
Pool Q56906, 4.50%, 06/01/2048	2,738,308	2,990,842
Pool Q57389, 4.50%, 07/01/2048	1,883,840	2,042,392
Pool Q57906, 4.50%, 08/01/2048	2,278,276	2,528,727
Pool Q58775, 4.50%, 09/01/2048	2,242,952	2,448,735
Pool Q59454, 4.50%, 11/01/2048	786,351	862,407
Pool Q60215, 4.50%, 11/01/2048	1,524,782	1,647,071
Pool Q61389, 4.50%, 02/01/2049	388,069	422,502
Pool A68734, 5.00%, 07/01/2037	17,772	19,395
Pool A91364, 5.00%, 03/01/2040	201,074	219,776
Pool A92906, 5.00%, 07/01/2040	291,913	322,625
Pool A56707, 5.50%, 01/01/2037	64,385	70,858
Pool A58653, 5.50%, 03/01/2037	55,645	61,243
Pool A68746, 5.50%, 10/01/2037	136,668	150,409
Pool A76192, 5.50%, 04/01/2038	280,376	311,865
Pool A76444, 5.50%, 04/01/2038	107,355	118,148
Pool A78742, 5.50%, 06/01/2038	574,454	647,330
Pool G06072, 6.00%, 06/01/2038	327,078	376,116
Pool G06073, 6.50%, 10/01/2037	698,472	838,343
		227,106,944
FHA Project Loans - 0.39%
Pool 023-98141, 6.00%, 03/01/2047 (a) (b)	2,856,583	2,970,044
Pool St. Michael, 6.20%, 09/01/2050 (a) (b)	5,490,900	5,934,437
Pool 023-98146, 6.51%, 07/01/2047 (a) (b)	583,737	616,898
Pool 034-A35271, 6.95%, 11/01/2025 (a) (b)	184,830	184,756
Pool Reilly, 7.43%, 08/25/2021 (a) (b)	11,158	11,158
		9,717,293

FHMS Multifamily - 0.36%
Pool K109, 1.56%, 04/25/2030	1,500,000	1,554,906
Pool K094, 2.70%, 04/25/2029	4,001,428	4,340,732
Pool KF36, 2.85%, (ICE LIBOR USD 1 Month+0.340%), 08/25/2024	2,982,777	2,983,987
		8,879,625
FNMA Multifamily - 10.08%
Pool AM8728, 0.63%, (ICE LIBOR USD 1 Month+0.300%), 05/01/2025	2,692,431	2,691,977
Pool FNGLADESDIAM, 1.25%, 06/01/2030 (a) (b)	3,200,000	3,212,387
Pool BL7010, 1.30%, 06/01/2030	10,000,000	9,973,450
Pool FNSUMITATOR, 1.44%, 05/01/2050 (a) (b)	417,000	421,970
Pool FNCEDARTREEA, 1.50%, 06/01/2032 (a) (b)	6,420,000	6,497,456
Pool BL6240, 1.94%, 03/01/2030	750,000	789,177
Pool AN2159, 2.06%, 12/01/2022	1,408,297	1,407,679
Pool BL6159, 2.06%, 03/01/2030	1,845,574	1,959,618
Pool BL5261, 2.18%, 03/01/2030	1,993,392	2,135,074
Pool AM1491, 2.24%, 11/01/2022	1,672,697	1,726,819
Pool AN3157, 2.25%, 10/01/2026	4,353,082	4,630,859
Pool AN1684, 2.30%, 06/01/2023	2,619,420	2,745,401

The accompanying notes are an integral part of the financial statements.

10	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool BL6486, 2.31%, 04/01/2030	$1,470,000	$1,590,989
Pool AM1114, 2.34%, 11/01/2022	1,061,756	1,097,368
Pool BL5452, 2.41%, 01/01/2030	3,457,506	3,755,263
Pool BL4589, 2.45%, 10/01/2029	6,496,618	7,068,755
Pool AM2198, 2.48%, 01/01/2023	94,395	97,688
Pool BL4134, 2.52%, 02/01/2034	6,420,000	7,028,858
Pool AN3584, 2.53%, 11/01/2028	1,000,000	1,093,538
Pool AN1381, 2.56%, 08/01/2026	901,771	970,256
Pool AM8256, 2.57%, 03/01/2025	3,250,000	3,467,266
Pool AN1428, 2.69%, 04/01/2026	578,552	624,921
Pool AN0668, 2.75%, 10/01/2021	2,045,889	2,075,296
Pool AN0761, 2.75%, 10/01/2021	2,697,331	2,735,970
Pool AN0777, 2.75%, 11/01/2021	2,125,805	2,159,288
Pool AM9007, 2.78%, 05/01/2025	477,214	512,953
Pool AM8561, 2.82%, 04/01/2025	4,073,054	4,381,032
Pool AN2174, 2.84%, 07/01/2026	6,600,000	7,032,978
Pool AN0876, 2.85%, 02/01/2026	1,384,524	1,504,904
Pool AM0414, 2.87%, 09/01/2027	1,200,000	1,332,321
Pool 471460, 2.88%, 06/01/2022	854,228	878,235
Pool AM7627, 2.95%, 01/01/2025	2,866,558	3,088,168
Pool AN6823, 2.95%, 09/01/2029	6,964,000	7,871,143
Pool AN5781, 2.96%, 06/01/2029	380,061	418,518
Pool AN8458, 2.97%, 02/01/2025	4,979,443	5,414,659
Pool AN5536, 2.97%, 05/01/2027	3,259,314	3,599,334
Pool BL2741, 2.97%, 06/01/2029	3,466,122	3,891,065
Pool AN6926, 3.00%, 11/01/2032	1,004,075	1,130,412
Pool AN0915, 3.01%, 02/01/2026	463,832	506,873
Pool AN7354, 3.03%, 11/01/2027	2,663,496	2,965,243
Pool AN3838, 3.05%, 01/01/2022	476,000	475,775
Pool AN5273, 3.06%, 05/01/2027	401,642	446,523
Pool AN6579, 3.06%, 09/01/2027	1,455,733	1,586,356
Pool AN5758, 3.09%, 06/01/2027	1,501,809	1,636,470
Pool BL2603, 3.10%, 05/01/2029	5,701,133	6,453,783
Pool AN4301, 3.15%, 01/01/2027	497,310	556,568
Pool AN8567, 3.15%, 03/01/2028	7,409,166	8,349,807
Pool AN4045, 3.15%, 01/01/2029	6,300,000	6,869,596
Pool AN8521, 3.19%, 03/01/2028	2,493,609	2,642,943
Pool AN9141, 3.20%, 05/01/2025	1,310,000	1,399,033
Pool AN6262, 3.20%, 08/01/2027	512,593	576,939
Pool AN6232, 3.20%, 08/01/2029	4,480,000	5,145,023
Pool AN5394, 3.21%, 05/01/2027	1,250,000	1,412,392
Pool AN4133, 3.21%, 01/01/2033	235,204	274,696
Pool AM8227, 3.21%, 03/01/2033	91,224	98,630
Pool AM9393, 3.23%, 07/01/2025	920,078	1,010,534
Pool AN5792, 3.30%, 04/01/2034	923,823	1,078,116
Pool BL2117, 3.31%, 04/01/2029	5,925,000	6,863,265
Pool AM9780, 3.31%, 03/01/2031	378,222	436,297
Pool BL2249, 3.32%, 04/01/2029	800,000	919,700
Pool AM6620, 3.34%, 08/01/2024	541,571	541,083
Pool BL2377, 3.34%, 05/01/2031	2,570,600	2,997,769
Pool AN4425, 3.34%, 01/01/2032	3,000,000	3,392,017
Pool AN8814, 3.36%, 04/01/2028	967,533	1,107,061
Pool AN4505, 3.36%, 02/01/2032	974,320	1,118,445
Pool 470414, 3.37%, 01/01/2022	213,092	212,901
Pool AM3973, 3.37%, 07/01/2023	3,235,608	3,264,601

The accompanying notes are an integral part of the financial statements.

11

	Principal Amount	Value
Pool AN4978, 3.39%, 03/01/2033	$13,224,347	$15,655,981
Pool AN5418, 3.40%, 05/01/2033	750,000	878,916
Pool AM5986, 3.44%, 06/01/2026	591,917	663,834
Pool AN9534, 3.45%, 06/01/2025	2,424,723	2,675,213
Pool AN4404, 3.45%, 01/01/2027	683,308	748,681
Pool BL0478, 3.57%, 10/01/2025	2,049,471	2,221,381
Pool AN4782, 3.69%, 02/01/2037	1,617,865	1,918,266
Pool AN1108, 3.76%, 03/01/2046	278,836	310,444
Pool AN4171, 3.79%, 01/01/2035	807,083	861,500
Pool AN9844, 3.80%, 07/01/2030	798,213	945,311
Pool 469075, 3.82%, 09/01/2021	645,535	659,032
Pool BL1090, 3.82%, 12/01/2025	980,502	1,023,552
Pool AM9376, 3.83%, 07/01/2045	463,000	522,038
Pool 466973, 3.85%, 01/01/2021	1,967,533	1,975,204
Pool 469094, 3.90%, 09/01/2026	130,218	141,788
Pool AN0360, 3.95%, 12/01/2045	100,000	120,450
Pool 468263, 3.98%, 06/01/2021	3,415,207	3,469,331
Pool AN4676, 4.10%, 03/01/2047	1,283,812	1,470,745
Pool AM5197, 4.20%, 01/01/2030	387,142	459,047
Pool 467732, 4.57%, 04/01/2021	256,981	256,738
Pool 468251, 4.76%, 06/01/2026	558,240	652,608
Pool 464133, 4.85%, 01/01/2025	1,867,388	2,103,738
Pool 387517, 5.02%, 08/01/2020	536,481	536,151
Pool 466907, 5.13%, 03/01/2026	364,141	425,906
Pool 387215, 5.19%, 01/01/2023	385,216	415,085
Pool 465394, 5.20%, 03/01/2026	490,046	574,378
Pool 463895, 5.25%, 10/01/2025	340,386	400,574
Pool 874487, 5.52%, 05/01/2025	445,181	477,741
Pool 463000, 5.58%, 08/01/2021	1,158,037	1,194,093
Pool 874481, 5.75%, 04/01/2022	3,118,741	3,310,370
Pool 387005, 5.95%, 06/01/2022	305,022	304,826
Pool 873949, 5.95%, 09/01/2024	1,123,640	1,190,580
Pool 463839, 5.96%, 11/01/2027	605,413	709,104
Pool 873679, 6.10%, 06/01/2024	394,182	423,480
Pool 467914, 6.10%, 04/01/2041	487,836	574,782
Pool 463997, 6.12%, 12/01/2027	908,433	1,075,116
Pool 958614, 6.22%, 04/01/2027	333,663	382,620
Pool 464836, 6.23%, 03/01/2028	1,573,562	1,782,347
Pool 465260, 6.33%, 06/01/2028	1,427,183	1,690,538
Pool 464254, 6.34%, 11/01/2027	2,415,580	2,878,597
Pool 464969, 6.34%, 04/01/2028	2,459,706	3,148,446
Pool 464632, 6.50%, 02/01/2028	447,850	501,475
Pool 465588, 6.55%, 07/01/2028	544,995	645,833
Pool 466756, 6.59%, 12/01/2028	1,665,380	1,985,371
Pool 464573, 6.72%, 02/01/2040	2,156,526	2,615,890
Pool 466595, 6.78%, 11/01/2025	3,452,975	4,115,547
Pool 469854, 8.26%, 12/01/2026	1,545,492	1,965,535
		250,409,667
FNMA Single Family - 23.28%
Pool BP5424, 2.50%, 05/01/2050	1,655,268	1,718,351
Pool CA5693, 2.50%, 05/01/2050	1,517,587	1,576,005
Pool BP5447, 2.50%, 06/01/2050	1,580,047	1,640,263
Pool BP5470, 2.50%, 06/01/2050	1,084,833	1,126,177
Pool AB6333, 3.00%, 09/01/2042	622,596	666,493
Pool AP7482, 3.00%, 09/01/2042	96,700	103,398

The accompanying notes are an integral part of the financial statements.

12	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool AP9712, 3.00%, 09/01/2042	$101,640	$108,807
Pool AB7486, 3.00%, 12/01/2042	817,924	874,607
Pool AR5591, 3.00%, 01/01/2043	49,706	53,211
Pool AT1983, 3.00%, 04/01/2043	627,558	671,820
Pool AB9496, 3.00%, 05/01/2043	51,380	54,871
Pool AR6415, 3.00%, 05/01/2043	340,605	364,421
Pool AT0343, 3.00%, 05/01/2043	41,103	44,003
Pool AS7134, 3.00%, 05/01/2046	1,333,990	1,412,135
Pool AS7340, 3.00%, 06/01/2046	3,077,670	3,258,739
Pool BC1141, 3.00%, 06/01/2046	784,959	830,205
Pool AS7521, 3.00%, 07/01/2046	1,624,464	1,717,639
Pool BD0472, 3.00%, 07/01/2046	566,801	596,681
Pool AS7816, 3.00%, 08/01/2046	3,684,176	3,894,484
Pool BC2796, 3.00%, 08/01/2046	1,971,267	2,084,940
Pool AS7899, 3.00%, 09/01/2046	2,064,790	2,182,596
Pool BD6343, 3.00%, 09/01/2046	771,109	819,116
Pool AS8079, 3.00%, 10/01/2046	2,620,273	2,770,564
Pool BC4722, 3.00%, 10/01/2046	627,594	663,305
Pool AS8290, 3.00%, 11/01/2046	2,310,612	2,441,736
Pool AS8463, 3.00%, 12/01/2046	2,950,020	3,120,572
Pool BC9073, 3.00%, 12/01/2046	2,476,134	2,617,024
Pool AS8650, 3.00%, 01/01/2047	8,818,288	9,320,015
Pool BD7042, 3.00%, 03/01/2047	800,819	848,165
Pool BN6614, 3.00%, 05/01/2049	741,333	780,222
Pool BN8885, 3.00%, 05/01/2049	835,215	879,028
Pool BN6722, 3.00%, 06/01/2049	1,492,014	1,570,282
Pool BN8907, 3.00%, 06/01/2049	893,948	941,835
Pool BN8921, 3.00%, 06/01/2049	497,108	523,344
Pool BO1800, 3.00%, 06/01/2049	2,518,893	2,651,028
Pool BO1272, 3.00%, 07/01/2049	1,853,512	1,951,083
Pool BO1283, 3.00%, 07/01/2049	1,437,954	1,513,457
Pool CA3873, 3.00%, 07/01/2049	3,121,294	3,286,816
Pool BN7692, 3.00%, 08/01/2049	2,278,953	2,398,940
Pool BN7703, 3.00%, 08/01/2049	8,422,753	8,864,591
Pool BO1314, 3.00%, 08/01/2049	2,290,623	2,411,806
Pool BO1318, 3.00%, 08/01/2049	1,894,267	1,994,001
Pool BO1324, 3.00%, 08/01/2049	2,220,633	2,337,122
Pool CA3957, 3.00%, 08/01/2049	4,000,834	4,213,508
Pool BO2209, 3.00%, 09/01/2049	1,567,968	1,650,220
Pool BO2957, 3.00%, 09/01/2049	2,157,428	2,270,602
Pool BO2962, 3.00%, 09/01/2049	3,373,247	3,550,200
Pool BO3017, 3.00%, 09/01/2049	4,740,510	4,989,186
Pool BO3200, 3.00%, 09/01/2049	1,253,128	1,318,865
Pool CA4244, 3.00%, 09/01/2049	1,508,686	1,588,118
Pool BO5402, 3.00%, 10/01/2049	3,260,289	3,431,316
Pool BO5431, 3.00%, 10/01/2049	2,242,667	2,360,312
Pool BO5441, 3.00%, 10/01/2049	2,552,074	2,685,950
Pool CA4331, 3.00%, 10/01/2049	4,556,444	4,796,338
Pool BO4660, 3.00%, 11/01/2049	2,208,901	2,324,775
Pool BO5348, 3.00%, 11/01/2049	3,340,675	3,515,918
Pool BO5477, 3.00%, 11/01/2049	5,141,056	5,410,744
Pool BO5487, 3.00%, 11/01/2049	2,773,341	2,918,824
Pool CA4531, 3.00%, 11/01/2049	7,124,396	7,499,475
Pool BO5371, 3.00%, 12/01/2049	1,943,442	2,054,069
Pool BO6215, 3.00%, 12/01/2049	976,038	1,027,239

The accompanying notes are an integral part of the financial statements.

13

	Principal Amount	Value
Pool BO8900, 3.00%, 12/01/2049	$3,816,657	$4,016,870
Pool BO8936, 3.00%, 01/01/2050	2,567,548	2,702,235
Pool BO8980, 3.00%, 01/01/2050	1,971,287	2,075,152
Pool CA5097, 3.00%, 01/01/2050	1,573,058	1,656,938
Pool BO9005, 3.00%, 02/01/2050	1,609,171	1,694,234
Pool BP1309, 3.00%, 02/01/2050	2,755,744	2,901,416
Pool CA5237, 3.00%, 02/01/2050	5,638,983	5,938,965
Pool BP1374, 3.00%, 03/01/2050	3,239,835	3,411,097
Pool BP1467, 3.00%, 03/01/2050	3,451,135	3,644,771
Pool BP5412, 3.00%, 05/01/2050	747,350	786,857
Pool BP5425, 3.00%, 05/01/2050	604,200	636,139
Pool CA5694, 3.00%, 05/01/2050	6,590,424	6,941,861
Pool BP5448, 3.00%, 06/01/2050	425,000	447,467
Pool BP5471, 3.00%, 06/01/2050	374,959	395,997
Pool AS0092, 3.50%, 07/01/2043	196,864	212,810
Pool AU1769, 3.50%, 08/01/2043	254,160	272,333
Pool AX4858, 3.50%, 12/01/2044	281,012	302,368
Pool AX7551, 3.50%, 01/01/2045	199,602	213,036
Pool AY4388, 3.50%, 02/01/2045	461,781	502,196
Pool AS4536, 3.50%, 03/01/2045	243,517	261,567
Pool AX9585, 3.50%, 03/01/2045	1,734,760	1,864,017
Pool AY5019, 3.50%, 03/01/2045	138,643	147,731
Pool AS4738, 3.50%, 04/01/2045	806,398	866,500
Pool AY1387, 3.50%, 04/01/2045	271,289	295,037
Pool AS4913, 3.50%, 05/01/2045	1,028,564	1,104,812
Pool AY3458, 3.50%, 05/01/2045	405,377	435,428
Pool AY8252, 3.50%, 05/01/2045	201,448	217,240
Pool AY8271, 3.50%, 05/01/2045	123,634	131,852
Pool AS5117, 3.50%, 06/01/2045	979,262	1,051,851
Pool AZ2274, 3.50%, 06/01/2045	231,254	249,384
Pool AZ2316, 3.50%, 06/01/2045	193,498	206,917
Pool AS5351, 3.50%, 07/01/2045	243,264	261,395
Pool AZ0805, 3.50%, 07/01/2045	743,224	798,618
Pool AZ5686, 3.50%, 07/01/2045	186,858	199,498
Pool AS5579, 3.50%, 08/01/2045	189,902	203,979
Pool AZ5696, 3.50%, 08/01/2045	196,110	211,250
Pool AS5767, 3.50%, 09/01/2045	515,402	553,547
Pool AZ2904, 3.50%, 09/01/2045	276,109	296,561
Pool AZ9193, 3.50%, 09/01/2045	179,436	193,041
Pool AS5917, 3.50%, 10/01/2045	789,619	847,273
Pool AZ4755, 3.50%, 10/01/2045	146,598	158,092
Pool AS6127, 3.50%, 11/01/2045	647,885	695,919
Pool AS6309, 3.50%, 12/01/2045	418,179	445,919
Pool BC0066, 3.50%, 12/01/2045	265,640	285,333
Pool AS6467, 3.50%, 01/01/2046	1,997,766	2,145,873
Pool AS6616, 3.50%, 02/01/2046	1,171,250	1,257,049
Pool BC0223, 3.50%, 02/01/2046	1,352,281	1,452,578
Pool BC0226, 3.50%, 02/01/2046	217,506	233,638
Pool AS6785, 3.50%, 03/01/2046	2,245,540	2,410,666
Pool AS6956, 3.50%, 04/01/2046	2,162,660	2,318,676
Pool BC0801, 3.50%, 04/01/2046	854,174	917,527
Pool AS7135, 3.50%, 05/01/2046	355,508	381,553
Pool BC6041, 3.50%, 05/01/2046	915,648	978,215
Pool BD0456, 3.50%, 06/01/2046	184,711	199,254
Pool BC9068, 3.50%, 12/01/2046	650,563	698,223

The accompanying notes are an integral part of the financial statements.

14	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool AS8635, 3.50%, 01/01/2047	$3,951,195	$4,218,985
Pool AS8808, 3.50%, 02/01/2047	2,713,188	2,906,766
Pool AS8918, 3.50%, 03/01/2047	6,134,797	6,547,270
Pool BD7046, 3.50%, 03/01/2047	5,381,431	5,747,943
Pool BE7198, 3.50%, 03/01/2047	457,999	487,133
Pool AS9380, 3.50%, 04/01/2047	2,410,357	2,575,872
Pool BH1139, 3.50%, 04/01/2047	514,745	559,576
Pool BH1158, 3.50%, 04/01/2047	483,402	512,736
Pool AS9548, 3.50%, 05/01/2047	4,190,493	4,468,270
Pool BD2416, 3.50%, 05/01/2047	2,184,452	2,330,511
Pool AS9814, 3.50%, 06/01/2047	2,590,235	2,746,083
Pool BE3687, 3.50%, 06/01/2047	1,314,252	1,415,869
Pool BH5307, 3.50%, 06/01/2047	377,226	397,950
Pool AS9943, 3.50%, 07/01/2047	3,444,296	3,647,625
Pool BH5329, 3.50%, 07/01/2047	375,902	402,087
Pool BH2607, 3.50%, 08/01/2047	1,391,503	1,489,658
Pool CA0116, 3.50%, 08/01/2047	3,020,779	3,210,172
Pool BH2671, 3.50%, 09/01/2047	1,946,604	2,069,813
Pool BH5391, 3.50%, 09/01/2047	971,650	1,039,330
Pool CA0408, 3.50%, 09/01/2047	1,028,130	1,088,286
Pool BH4063, 3.50%, 10/01/2047	1,332,394	1,417,699
Pool BH9370, 3.50%, 10/01/2047	889,912	943,747
Pool CA0566, 3.50%, 10/01/2047	1,804,123	1,918,651
Pool BH5746, 3.50%, 11/01/2047	3,161,275	3,358,809
Pool CA0744, 3.50%, 11/01/2047	1,034,578	1,098,991
Pool BH7046, 3.50%, 12/01/2047	5,468,081	5,820,111
Pool BJ1663, 3.50%, 12/01/2047	2,214,017	2,347,875
Pool CA0918, 3.50%, 12/01/2047	1,909,152	2,027,441
Pool BH7097, 3.50%, 01/01/2048	4,072,665	4,329,903
Pool BJ4551, 3.50%, 01/01/2048	1,661,539	1,764,148
Pool BJ4562, 3.50%, 01/01/2048	813,173	870,379
Pool CA1074, 3.50%, 01/01/2048	2,904,855	3,129,005
Pool BH9270, 3.50%, 02/01/2048	3,488,201	3,709,752
Pool BJ4611, 3.50%, 02/01/2048	1,837,233	1,948,376
Pool BJ4612, 3.50%, 02/01/2048	1,019,917	1,086,478
Pool CA1243, 3.50%, 02/01/2048	7,070,204	7,526,901
Pool BJ0616, 3.50%, 03/01/2048	3,245,552	3,447,934
Pool BJ0652, 3.50%, 03/01/2048	2,513,037	2,668,535
Pool BK1959, 3.50%, 03/01/2048	1,656,154	1,752,173
Pool BK1960, 3.50%, 03/01/2048	1,273,139	1,357,150
Pool CA1415, 3.50%, 03/01/2048	4,007,426	4,252,246
Pool MA3574, 3.50%, 01/01/2049	13,208,143	13,952,549
Pool BN5245, 3.50%, 02/01/2049	1,096,369	1,159,050
Pool MA3597, 3.50%, 02/01/2049	11,190,188	11,826,909
Pool BN4385, 3.50%, 03/01/2049	926,910	987,172
Pool BN5344, 3.50%, 03/01/2049	1,923,168	2,034,292
Pool BN6226, 3.50%, 03/01/2049	172,889	182,389
Pool BN6235, 3.50%, 04/01/2049	195,331	207,504
Pool BN6245, 3.50%, 04/01/2049	236,050	249,091
Pool BN6283, 3.50%, 04/01/2049	977,936	1,033,066
Pool BN6567, 3.50%, 04/01/2049	2,429,840	2,572,078
Pool CA3399, 3.50%, 04/01/2049	2,605,562	2,751,934
Pool BN6299, 3.50%, 05/01/2049	1,367,271	1,442,978
Pool BN6619, 3.50%, 05/01/2049	2,000,313	2,110,109
Pool BN8886, 3.50%, 05/01/2049	4,814,592	5,081,187

The accompanying notes are an integral part of the financial statements.

15

	Principal Amount	Value
Pool CA3556, 3.50%, 05/01/2049	$3,338,612	$3,524,817
Pool BN6735, 3.50%, 06/01/2049	2,245,060	2,369,372
Pool BN8911, 3.50%, 06/01/2049	2,917,242	3,077,367
Pool BN8922, 3.50%, 06/01/2049	1,855,145	1,959,431
Pool BN8930, 3.50%, 06/01/2049	2,795,956	2,949,307
Pool CA3738, 3.50%, 06/01/2049	2,589,991	2,752,377
Pool BO1273, 3.50%, 07/01/2049	4,518,611	4,765,176
Pool BO1284, 3.50%, 07/01/2049	3,207,887	3,419,428
Pool BO1315, 3.50%, 07/01/2049	2,369,226	2,500,270
Pool BO1795, 3.50%, 07/01/2049	1,752,768	1,849,819
Pool CA3874, 3.50%, 07/01/2049	2,682,730	2,829,329
Pool BO1319, 3.50%, 08/01/2049	2,737,248	2,885,508
Pool BO1358, 3.50%, 08/01/2049	2,066,206	2,178,119
Pool BO2963, 3.50%, 09/01/2049	3,068,206	3,258,420
Pool BO5403, 3.50%, 10/01/2049	1,388,506	1,476,506
Pool BO5349, 3.50%, 11/01/2049	878,212	936,125
Pool BO5478, 3.50%, 11/01/2049	2,602,559	2,774,179
Pool BO5488, 3.50%, 11/01/2049	1,808,886	1,907,226
Pool BO5372, 3.50%, 12/01/2049	903,908	952,868
Pool BO8937, 3.50%, 01/01/2050	2,366,085	2,522,119
Pool BO9006, 3.50%, 02/01/2050	1,532,316	1,635,098
Pool BP1310, 3.50%, 02/01/2050	1,229,652	1,308,921
Pool BP1468, 3.50%, 03/01/2050	1,121,404	1,196,624
Pool AH0540, 4.00%, 12/01/2040	26,785	28,515
Pool AH2979, 4.00%, 01/01/2041	62,754	67,329
Pool AH5643, 4.00%, 01/01/2041	124,744	137,372
Pool AH5671, 4.00%, 02/01/2041	188,158	206,751
Pool AH8877, 4.00%, 04/01/2041	131,351	145,516
Pool AI9871, 4.00%, 09/01/2041	57,798	62,614
Pool AJ4024, 4.00%, 10/01/2041	114,128	125,648
Pool AU9998, 4.00%, 09/01/2043	113,429	124,899
Pool AS0716, 4.00%, 10/01/2043	689,947	749,593
Pool AU6721, 4.00%, 10/01/2043	188,775	207,833
Pool AV0191, 4.00%, 10/01/2043	39,001	41,514
Pool AV0214, 4.00%, 10/01/2043	91,992	99,224
Pool AS0929, 4.00%, 11/01/2043	410,041	451,514
Pool AU6999, 4.00%, 11/01/2043	986,692	1,090,775
Pool AU7007, 4.00%, 11/01/2043	218,230	240,249
Pool AS1368, 4.00%, 12/01/2043	98,555	108,519
Pool AV0670, 4.00%, 12/01/2043	208,512	228,836
Pool AS1427, 4.00%, 01/01/2044	150,418	162,688
Pool AV6342, 4.00%, 01/01/2044	149,032	162,953
Pool AS1671, 4.00%, 02/01/2044	87,371	96,000
Pool AV5020, 4.00%, 02/01/2044	358,532	394,733
Pool AS1877, 4.00%, 03/01/2044	37,002	39,585
Pool AV7087, 4.00%, 03/01/2044	404,006	444,722
Pool AW0985, 4.00%, 05/01/2044	124,721	137,314
Pool AW3597, 4.00%, 06/01/2044	255,792	280,841
Pool AW5358, 4.00%, 06/01/2044	74,487	80,928
Pool AS2826, 4.00%, 07/01/2044	139,970	153,589
Pool AW8968, 4.00%, 07/01/2044	111,318	121,674
Pool AS3009, 4.00%, 08/01/2044	279,900	306,268
Pool AS3493, 4.00%, 10/01/2044	398,610	432,286
Pool AX0902, 4.00%, 10/01/2044	130,407	142,780
Pool AX3165, 4.00%, 10/01/2044	37,211	39,691

The accompanying notes are an integral part of the financial statements.

16	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool AS3951, 4.00%, 11/01/2044	$45,451	$48,374
Pool AX4856, 4.00%, 12/01/2044	109,285	120,054
Pool AX7550, 4.00%, 12/01/2044	191,701	204,646
Pool AY5025, 4.00%, 03/01/2045	589,688	636,186
Pool AY8277, 4.00%, 05/01/2045	134,578	146,235
Pool AZ5697, 4.00%, 08/01/2045	189,808	203,313
Pool AZ9195, 4.00%, 09/01/2045	142,118	154,756
Pool BE7194, 4.00%, 03/01/2047	1,639,023	1,752,098
Pool BE7216, 4.00%, 04/01/2047	1,740,206	1,896,450
Pool BH1143, 4.00%, 04/01/2047	1,117,102	1,192,677
Pool BD2419, 4.00%, 05/01/2047	1,974,267	2,119,564
Pool BH1167, 4.00%, 05/01/2047	589,514	629,239
Pool BE3689, 4.00%, 06/01/2047	4,088,075	4,384,058
Pool BH5309, 4.00%, 06/01/2047	2,694,841	2,902,035
Pool BE3762, 4.00%, 07/01/2047	1,952,318	2,091,889
Pool BH5335, 4.00%, 07/01/2047	800,822	870,171
Pool BH5361, 4.00%, 08/01/2047	1,363,699	1,472,965
Pool BH5395, 4.00%, 09/01/2047	1,137,807	1,223,818
Pool BH4060, 4.00%, 10/01/2047	1,394,298	1,493,035
Pool BH9379, 4.00%, 10/01/2047	408,074	436,954
Pool BH5748, 4.00%, 11/01/2047	1,487,229	1,589,324
Pool BJ4571, 4.00%, 01/01/2048	648,657	699,849
Pool BK1957, 4.00%, 03/01/2048	963,282	1,036,763
Pool BK1968, 4.00%, 03/01/2048	2,986,989	3,180,935
Pool BK1969, 4.00%, 03/01/2048	1,471,113	1,591,723
Pool BK2557, 4.00%, 03/01/2048	1,976,772	2,140,365
Pool BJ2676, 4.00%, 04/01/2048	1,011,418	1,078,470
Pool BK2008, 4.00%, 04/01/2048	1,350,993	1,439,217
Pool BJ2752, 4.00%, 05/01/2048	3,191,049	3,407,658
Pool BJ9235, 4.00%, 06/01/2048	6,519,186	6,956,636
Pool BK5289, 4.00%, 06/01/2048	1,882,377	2,050,075
Pool CA1934, 4.00%, 06/01/2048	5,940,948	6,327,318
Pool BK0898, 4.00%, 07/01/2048	1,486,575	1,591,891
Pool BK8813, 4.00%, 07/01/2048	1,587,764	1,708,901
Pool CA2094, 4.00%, 07/01/2048	4,811,211	5,128,273
Pool BK4747, 4.00%, 08/01/2048	1,288,205	1,372,355
Pool BK8829, 4.00%, 08/01/2048	992,539	1,064,638
Pool BH0713, 4.00%, 09/01/2048	1,275,728	1,357,572
Pool BK4815, 4.00%, 09/01/2048	1,472,823	1,567,400
Pool BK8895, 4.00%, 09/01/2048	1,145,593	1,219,087
Pool CA2315, 4.00%, 09/01/2048	4,447,165	4,733,797
Pool BK7669, 4.00%, 10/01/2048	1,903,661	2,026,823
Pool CA2532, 4.00%, 10/01/2048	1,898,803	2,020,516
Pool BK7934, 4.00%, 11/01/2048	3,312,338	3,524,905
Pool BH0723, 4.00%, 12/01/2048	857,347	912,352
Pool BN0321, 4.00%, 12/01/2048	1,004,650	1,069,527
Pool BN3958, 4.00%, 12/01/2048	1,400,757	1,491,321
Pool CA2994, 4.00%, 01/01/2049	1,663,219	1,786,238
Pool BN4338, 4.00%, 02/01/2049	810,022	865,018
Pool BN4347, 4.00%, 02/01/2049	495,577	529,827
Pool BN5288, 4.00%, 02/01/2049	3,293,967	3,507,401
Pool CA3143, 4.00%, 02/01/2049	1,115,932	1,208,585
Pool BN4373, 4.00%, 03/01/2049	1,338,427	1,424,142
Pool BN4386, 4.00%, 03/01/2049	560,411	596,197
Pool BN5350, 4.00%, 03/01/2049	1,337,428	1,423,576

The accompanying notes are an integral part of the financial statements.

17

	Principal Amount	Value
Pool BN6227, 4.00%, 03/01/2049	$1,059,051	$1,127,450
Pool CA3270, 4.00%, 03/01/2049	2,892,251	3,081,779
Pool BN6236, 4.00%, 04/01/2049	229,378	245,736
Pool BN6247, 4.00%, 04/01/2049	1,040,624	1,108,157
Pool BN6285, 4.00%, 04/01/2049	861,079	916,489
Pool BN6563, 4.00%, 04/01/2049	482,594	513,680
Pool BN6301, 4.00%, 05/01/2049	1,518,983	1,616,735
Pool BN8894, 4.00%, 05/01/2049	2,135,736	2,292,417
Pool BN8913, 4.00%, 06/01/2049	1,119,386	1,215,886
Pool BN8923, 4.00%, 06/01/2049	1,565,986	1,667,615
Pool BN8931, 4.00%, 06/01/2049	1,268,080	1,367,087
Pool BO1274, 4.00%, 07/01/2049	2,235,019	2,378,258
Pool BO1285, 4.00%, 07/01/2049	1,508,000	1,619,356
Pool BO1316, 4.00%, 07/01/2049	440,142	471,155
Pool BO1326, 4.00%, 08/01/2049	2,013,112	2,160,799
Pool BO2971, 4.00%, 09/01/2049	839,562	897,907
Pool BO5432, 4.00%, 10/01/2049	2,074,626	2,233,405
Pool BO5314, 4.00%, 11/01/2049	1,191,726	1,279,152
Pool BO5373, 4.00%, 12/01/2049	810,159	862,346
Pool BO8938, 4.00%, 01/01/2050	1,558,311	1,672,635
Pool BO9007, 4.00%, 02/01/2050	716,333	778,088
Pool AC4095, 4.50%, 09/01/2039	8,898	9,621
Pool AH6769, 4.50%, 03/01/2041	237,016	263,873
Pool AI3491, 4.50%, 06/01/2041	214,532	238,840
Pool AI5362, 4.50%, 06/01/2041	287,613	320,209
Pool AI6155, 4.50%, 07/01/2041	482,814	537,531
Pool AI8167, 4.50%, 08/01/2041	286,957	318,906
Pool BH1145, 4.50%, 04/01/2047	539,728	585,233
Pool BK2031, 4.50%, 04/01/2048	1,095,135	1,213,351
Pool BK5278, 4.50%, 05/01/2048	2,275,083	2,461,297
Pool BK5299, 4.50%, 06/01/2048	914,927	991,638
Pool BK8815, 4.50%, 07/01/2048	2,200,299	2,385,447
Pool BK8869, 4.50%, 09/01/2048	1,275,872	1,388,771
Pool BK8905, 4.50%, 09/01/2048	652,534	708,523
Pool BN0889, 4.50%, 11/01/2048	997,265	1,079,977
Pool BN0323, 4.50%, 12/01/2048	399,515	431,271
Pool BN0928, 4.50%, 12/01/2048	518,576	561,258
Pool BN4308, 4.50%, 12/01/2048	705,959	763,422
Pool CA2842, 4.50%, 12/01/2048	1,583,176	1,709,653
Pool BN5289, 4.50%, 01/01/2049	571,326	617,023
Pool BN4339, 4.50%, 02/01/2049	774,948	845,584
Pool BN4384, 4.50%, 03/01/2049	1,552,112	1,676,194
Pool BN6238, 4.50%, 04/01/2049	573,915	623,542
Pool BN6277, 4.50%, 04/01/2049	635,453	686,232
Pool BN6302, 4.50%, 05/01/2049	93,738	101,197
Pool BN8924, 4.50%, 06/01/2049	740,316	804,586
Pool BN8932, 4.50%, 06/01/2049	524,067	567,283
Pool BO1320, 4.50%, 08/01/2049	856,167	931,116
Pool 890230, 5.00%, 07/01/2040	4,422,416	5,082,020
Pool AD8500, 5.00%, 08/01/2040	393,831	435,900
Pool AH6772, 5.00%, 03/01/2041	118,695	129,704
Pool AH8879, 5.00%, 04/01/2041	329,934	361,636
Pool AI3492, 5.00%, 06/01/2041	253,733	277,253
Pool AI6154, 5.00%, 07/01/2041	120,663	131,853
Pool BK5300, 5.00%, 05/01/2048	966,028	1,082,147

The accompanying notes are an integral part of the financial statements.

18	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool BK8817, 5.00%, 07/01/2048	$1,077,065	$1,208,288
Pool BK8870, 5.00%, 09/01/2048	984,476	1,095,032
Pool BN6239, 5.00%, 04/01/2049	319,315	351,352
Pool 890246, 5.50%, 11/01/2038	1,537,905	1,792,374
Pool 890247, 6.00%, 09/01/2038	2,308,883	2,664,695
Pool 886136, 6.50%, 07/01/2036	169,947	189,206
Pool 900106, 6.50%, 08/01/2036	60,031	66,834
Pool 900649, 6.50%, 09/01/2036	107,798	120,014
Pool 947771, 6.50%, 09/01/2037	86,464	102,183
		578,413,411
FRESB Multifamily - 0.06%
Pool 2017-SB43, 2.79%, (ICE LIBOR USD 1 Month+2.740%), 10/25/2037	832,688	854,494
Pool 2017-SB43, 3.00%, 10/25/2027 (c)	671,458	705,338
		1,559,832
GNMA Multifamily - 18.72%
Pool 2013-73 A, 0.98%, 12/16/2035	486,925	484,415
Pool 2013-45 A, 1.45%, 10/16/2040	437,865	436,295
Pool 2013-61 A, 1.45%, 01/16/2043	347,611	347,742
Pool 2013-30 A, 1.50%, 05/16/2042	838,126	839,207
Pool 2020-69, 1.50%, 03/16/2062 (a) (b)	1,245,000	1,255,932
Pool 2013-85 A, 1.55%, 09/16/2046	1,348,407	1,348,834
Pool 2013-7 AC, 1.60%, 03/16/2047	1,132,263	1,136,380
Pool 2012-27 A, 1.61%, 07/16/2039	617,966	621,086
Pool 2012-139 AB, 1.67%, 02/16/2053	300,500	296,173
Pool 2013-118 AC, 1.70%, 06/16/2036	1,386,061	1,390,489
Pool 2013-50 AB, 1.73%, 05/16/2045	1,201,141	1,210,386
Pool 2014-103, 1.74%, 06/16/2053	577,047	580,534
Pool 2012-144 AD, 1.77%, 01/16/2053	414,006	415,989
Pool 2012-99 AE, 1.80%, 02/16/2048	1,077,678	1,084,210
Pool 2013-12 AB, 1.83%, 11/16/2052	213,133	215,413
Pool 2013-72 AC, 1.88%, 05/16/2046	1,745,001	1,766,975
Pool 2012-135 AC, 1.89%, 01/16/2053 (c)	1,295,984	1,321,103
Pool 2014-168 A, 1.90%, 06/16/2041	356,929	358,896
Pool 2012-150 AB, 1.90%, 08/16/2044	136,360	138,123
Pool 2012-120 A, 1.90%, 02/16/2053	1,586,929	1,581,378
Pool 2020-71, 1.90%, 01/16/2062 (a) (b)	1,250,000	1,281,487
Pool 2013-176 AB, 2.00%, 11/16/2038	63,958	64,300
Pool 2013-107 A, 2.00%, 05/16/2040	65,840	66,469
Pool 2013-92 AB, 2.00%, 02/16/2043	782,416	791,190
Pool 2013-143 A, 2.00%, 04/16/2043	95,971	96,564
Pool 2013-128 AB, 2.00%, 10/16/2051	2,028,141	2,061,405
Pool 2011-143, 2.00%, 10/16/2057	3,909,702	3,946,876
Pool 2012-72 AB, 2.03%, 02/16/2046	130,679	132,075
Pool 2012-112 AD, 2.09%, 02/16/2053	199,946	203,104
Pool 2012-114 A, 2.10%, 01/16/2053 (c)	402,532	405,299
Pool 2012-125 AB, 2.11%, 02/16/2053 (c)	211,743	219,323
Pool AA8478, 2.15%, 05/15/2035	304,074	309,224
Pool AA8479, 2.15%, 11/15/2035	635,437	646,232
Pool 2014-67 A, 2.15%, 05/16/2039	228,685	229,230
Pool 2012-70 AB, 2.18%, 08/16/2052	336,474	341,828
Pool 2012-58 B, 2.20%, 03/16/2044	1,050,000	1,064,581
Pool 2013-94 AB, 2.20%, 03/16/2054	364,841	371,828
Pool 2016-152, 2.20%, 08/15/2058	2,245,213	2,291,169
Pool 2020-2020, 2.20%, 04/16/2061 (a) (b)	995,000	1,032,130

The accompanying notes are an integral part of the financial statements.

19

	Principal Amount	Value
Pool 2020-70, 2.20%, 04/16/2062 (a) (b)	$750,000	$775,352
Pool 2014-75 A, 2.21%, 06/16/2047	105,110	105,190
Pool 2012-78 AD, 2.22%, 03/16/2044	300,000	301,964
Pool AC5324, 2.23%, 09/15/2032	2,141,440	2,184,270
Pool 2016-40, 2.25%, 03/16/2050	7,424,910	7,583,857
Pool 2012-111 AB, 2.25%, 09/16/2052	1,368,072	1,384,453
Pool 2019-127, 2.25%, 08/16/2053	495,216	504,979
Pool 2016-175, 2.25%, 09/16/2058	4,377,970	4,477,692
Pool 2020-48, 2.25%, 11/16/2061	3,246,587	3,334,562
Pool 2014-130 CA, 2.30%, 11/16/2042	135,220	137,600
Pool 2017-20, 2.30%, 09/16/2057	2,153,416	2,200,770
Pool 2016-125, 2.30%, 12/16/2057	1,087,691	1,115,483
Pool 2017-003, 2.30%, 09/16/2058	4,248,875	4,369,589
Pool 2012-100 B, 2.31%, 11/16/2051 (c)	500,000	515,419
Pool 2015-125 AB, 2.35%, 04/16/2047	3,815,049	3,910,851
Pool 2016-26, 2.35%, 11/16/2056	277,213	284,047
Pool 2016-87, 2.35%, 03/16/2058	891,565	927,713
Pool 2020-26 AD, 2.35%, 04/15/2061	2,243,408	2,309,816
Pool 2016-40, 2.40%, 06/16/2049	2,972,556	3,115,019
Pool 2018-16, 2.40%, 03/16/2050	6,702,991	6,864,079
Pool 2017-30, 2.40%, 03/16/2051	3,847,251	3,959,183
Pool 2014-15 AD, 2.40%, 08/16/2054 (c)	121,068	123,775
Pool 2017-50, 2.40%, 01/16/2057	5,177,407	5,345,828
Pool 2017-16, 2.40%, 01/16/2058	1,818,394	1,873,925
Pool 2017-29, 2.40%, 01/16/2058	2,084,420	2,142,548
Pool 2016-113, 2.40%, 02/16/2058	1,545,992	1,592,996
Pool 2018-26, 2.40%, 02/16/2058	5,263,383	5,392,150
Pool 2017-49, 2.40%, 05/16/2058	3,290,862	3,392,954
Pool 2017-41, 2.40%, 07/16/2058	2,251,819	2,320,299
Pool 2017-7, 2.47%, 12/16/2058 (c)	3,429,579	3,639,201
Pool 2020-24 AB, 2.40%, 08/16/2061	1,245,494	1,284,431
Pool 778465, 2.45%, 09/15/2047	1,577,560	1,579,532
Pool 2020-23 AC, 2.45%, 02/16/2062	947,033	984,982
Pool AC9553, 2.47%, 02/15/2048	8,668,247	8,910,135
Pool 2014-172, 2.50%, 09/16/2041	919,709	929,666
Pool 2017-169, 2.50%, 10/01/2047	239,943	248,566
Pool AE4484, 2.50%, 06/15/2048	3,676,513	3,793,301
Pool 2018-30, 2.50%, 10/16/2048	2,321,399	2,384,230
Pool 2018-47, 2.50%, 01/16/2049	951,992	981,611
Pool 2017-111, 2.50%, 06/16/2051	377,101	388,217
Pool 2015-114 AD, 2.50%, 11/15/2051	2,111,622	2,171,113
Pool 2017-9, 2.50%, 09/16/2056	1,741,276	1,836,906
Pool 2017-157, 2.50%, 10/16/2056	2,240,105	2,318,805
Pool 2017-28, 2.50%, 02/16/2057	4,866,331	5,042,983
Pool 2016-36 A, 2.50%, 03/16/2057	778,630	805,103
Pool 2017-72, 2.50%, 04/16/2057	1,082,807	1,121,936
Pool 2016-71, 2.50%, 10/16/2057	3,108,213	3,219,307
Pool 2017-46, 2.50%, 11/16/2057	4,853,167	5,022,263
Pool 2017-64, 2.50%, 11/16/2057	1,121,340	1,160,470
Pool 2017-22, 2.50%, 12/16/2057	8,100,631	8,397,713
Pool 2017-47, 2.50%, 08/16/2058	2,458,082	2,541,985
Pool 2017-81, 2.50%, 09/16/2058	1,417,143	1,469,622
Pool 2017-97, 2.50%, 09/16/2058	448,410	464,498
Pool 2018-3, 2.50%, 10/16/2058	6,285,724	6,495,366
Pool 2017-154, 2.50%, 12/16/2058	2,710,577	2,810,478

The accompanying notes are an integral part of the financial statements.

20	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool 2017-127, 2.50%, 02/16/2059	$1,303,930	$1,350,840
Pool 2017-143, 2.50%, 02/16/2059	2,367,781	2,450,161
Pool 2018-75, 2.50%, 04/16/2059	1,919,227	1,978,062
Pool 2017-191, 2.50%, 07/16/2059 (c)	3,305,828	3,424,295
Pool 2018-2, 2.50%, 07/16/2059	885,750	915,561
Pool 2019-141, 2.50%, 08/16/2060	1,381,923	1,421,914
Pool 2020-8 AL, 2.50%, 01/16/2061	497,699	514,874
Pool 2019-107, 2.50%, 02/16/2061	991,384	1,019,473
Pool 2020-2 AH, 2.50%, 02/16/2061	4,082,666	4,227,057
Pool 2020-72, 2.50%, 02/16/2062 (a) (b)	2,850,000	2,989,550
Pool 2020-10 AC, 2.50%, 04/16/2062	2,090,684	2,166,004
Pool 2011-161 B, 2.53%, 07/16/2038	164,015	164,296
Pool 2016-64, 2.55%, 12/16/2057	2,096,746	2,185,369
Pool 2019-124, 2.55%, 09/16/2060	548,829	567,937
Pool 2018-74 AG, 2.60%, 12/16/2050	3,855,082	3,969,448
Pool 2017-106, 2.60%, 04/16/2051	818,426	854,505
Pool 2015-101 AE, 2.60%, 03/16/2052	1,119,529	1,164,827
Pool 2018-85, 2.60%, 01/16/2053	931,889	959,187
Pool 2014-164 AN, 2.60%, 03/16/2055 (c)	1,692,450	1,786,071
Pool 2015-128 AJ, 2.68%, 11/16/2055	4,800,783	4,994,257
Pool 2015-160 AC, 2.60%, 01/16/2056 (c)	5,674,855	5,902,381
Pool 2018-69, 2.60%, 03/16/2056	4,187,101	4,309,101
Pool 2015-67 AE, 2.60%, 10/16/2056 (c)	1,082,151	1,129,170
Pool 2016-24, 2.60%, 12/16/2056	672,124	699,307
Pool 2016-41, 2.60%, 06/16/2057	390,356	407,049
Pool 2017-90, 2.60%, 07/16/2057	810,302	840,730
Pool 2017-62, 2.60%, 11/16/2057	1,411,605	1,462,469
Pool 2017-92, 2.60%, 06/16/2058	2,930,823	3,035,404
Pool 2018-16, 2.60%, 06/16/2058	4,045,789	4,189,909
Pool 2017-74, 2.60%, 09/16/2058	6,443,598	6,701,599
Pool 2018-28, 2.60%, 09/16/2058	4,654,699	4,817,222
Pool 2017-108, 2.60%, 10/16/2058	1,103,988	1,147,783
Pool 2017-135, 2.60%, 10/16/2058	3,403,016	3,544,087
Pool 2017-70, 2.60%, 10/16/2058	564,677	587,096
Pool 2017-102, 2.60%, 12/16/2058 (c)	2,237,648	2,327,628
Pool 2017-124, 2.60%, 12/16/2058	1,827,660	1,900,726
Pool 2017-131, 2.60%, 12/16/2058 (c)	1,905,014	1,981,377
Pool 2018-9, 2.60%, 12/16/2058	1,914,987	1,985,683
Pool 2017-105, 2.60%, 01/16/2059	956,202	994,299
Pool 2017-143, 2.60%, 01/16/2059	2,038,990	2,121,312
Pool 2017-94, 2.60%, 02/16/2059	576,031	599,016
Pool 2017-169, 2.60%, 04/16/2059 (c)	7,118,980	7,509,136
Pool 2017-185, 2.60%, 04/16/2059 (c)	378,905	396,584
Pool 2017-126, 2.60%, 05/16/2059	215,865	224,407
Pool 2017-152, 2.60%, 05/16/2059	972,508	1,011,321
Pool 2017-61, 2.60%, 05/16/2059	1,860,515	1,934,935
Pool 2018-41 AD, 2.60%, 06/16/2059	2,478,849	2,561,866
Pool 2018-35, 2.60%, 09/16/2059	4,745,023	4,919,162
Pool 2019-88, 2.60%, 12/16/2059	1,624,304	1,681,988
Pool 2017-190, 2.60%, 03/16/2060	2,872,774	2,990,985
Pool 2019-147, 2.60%, 09/16/2060	166,408	172,882
Pool 2019-130, 2.60%, 11/16/2061	898,073	933,128
Pool 591746, 2.63%, 06/15/2048	764,607	791,728
Pool 2014-88 AH, 2.64%, 06/16/2054 (c)	217,446	224,964
Pool 2015-86 AC, 2.65%, 03/16/2050	3,285,516	3,405,940

The accompanying notes are an integral part of the financial statements.

21

	Principal Amount	Value
Pool 2015-171 EA, 2.65%, 12/16/2052	$68,308	$71,050
Pool 2016-178, 2.65%, 08/16/2058	7,776,929	8,117,550
Pool 2012-53 AE, 2.69%, 03/16/2047 (c)	969,225	1,010,620
Pool 2018-25, 2.70%, 02/16/2058	9,551,391	9,949,839
Pool 2018-60, 2.70%, 12/16/2058	1,964,280	2,038,384
Pool 2017-159, 2.70%, 01/16/2059	1,426,683	1,491,448
Pool 2018-43, 2.70%, 10/16/2059	1,781,560	1,852,986
Pool AA1574, 2.73%, 07/15/2032	1,808,733	1,860,767
Pool AC3668, 2.73%, 04/15/2043	5,827,076	6,039,877
Pool 2018-132 AH, 2.75%, 06/16/2046	255,772	261,357
Pool 2019-47, 2.75%, 08/16/2049	1,863,630	1,906,429
Pool 2018-62, 2.75%, 05/16/2051	1,724,012	1,786,034
Pool 2015-108 A, 2.75%, 01/16/2056	404,498	412,363
Pool 2016-39, 2.75%, 01/16/2056	2,392,288	2,508,256
Pool 2015-81 AE, 2.75%, 10/16/2056 (c)	2,697,118	2,818,068
Pool 2017-54, 2.75%, 09/16/2057	1,041,712	1,090,185
Pool 2019-81 AC, 2.75%, 08/16/2060	320,837	334,602
Pool 2019-146, 2.75%, 07/16/2061 (c)	1,341,136	1,403,011
Pool 2015-6 AH, 2.80%, 02/16/2051 (c)	2,491,472	2,606,845
Pool 2014-89 AB, 2.80%, 05/16/2054	748,001	762,031
Pool 2014-186 AH, 2.80%, 08/16/2054	435,848	455,458
Pool 2015-140 AC, 2.80%, 11/16/2056	1,793,033	1,872,955
Pool 2015-150 AE, 2.80%, 01/16/2057	847,906	887,894
Pool 2018-56, 2.80%, 04/16/2058	5,354,059	5,565,126
Pool 2019-50, 2.80%, 06/16/2059	2,480,736	2,551,127
Pool 2014-124 AH, 2.81%, 09/16/2049 (c)	147,721	154,742
Pool 2018-82, 2.85%, 12/16/2051	2,784,558	2,919,650
Pool 2014-157 AB, 2.85%, 08/16/2054 (c)	332,906	345,283
Pool 2014-187 AF, 2.85%, 12/16/2055 (c)	1,182,266	1,233,828
Pool 2019-53 AE, 2.90%, 03/16/2048	1,726,342	1,773,179
Pool 2015-48 AE, 2.90%, 02/16/2050 (c)	906,334	949,181
Pool AV9479, 2.90%, 10/15/2051	8,134,993	8,415,052
Pool 2013-154, 2.90%, 09/16/2053 (c)	529,116	559,519
Pool 2015-73 AG, 2.90%, 11/16/2055 (c)	1,697,762	1,776,107
Pool 2015-7 AD, 2.90%, 01/16/2056 (c)	909,204	948,677
Pool 2018-110, 2.90%, 09/16/2059	428,988	448,900
Pool 2019-94 AG, 2.95%, 07/16/2060	2,309,494	2,420,135
Pool AD6658, 2.97%, 01/15/2036	1,265,813	1,322,939
Pool 2017-40, 2.99%, 05/16/2050 (c)	891,311	958,640
Pool 2015-22 B, 2.91%, 01/16/2049 (c)	1,975,000	2,110,646
Pool 2018-73, 3.00%, 04/16/2049	502,663	524,059
Pool 2018-96, 3.00%, 09/16/2049	1,076,731	1,120,887
Pool 2018-62, 3.00%, 05/16/2050	489,589	515,422
Pool 2018-98, 3.00%, 10/16/2050	506,732	530,727
Pool 2019-53, 3.00%, 06/16/2051	610,721	632,432
Pool 2015-101 MB, 3.00%, 03/16/2052 (c)	2,500,000	2,663,350
Pool 2015-47 B, 3.00%, 10/16/2055 (c)	400,000	425,802
Pool 2015-19 B, 3.00%, 07/16/2056 (c)	760,000	810,286
Pool 2018-88, 3.00%, 02/16/2058	2,282,107	2,400,800
Pool 2018-43, 3.00%, 12/16/2058	437,616	456,841
Pool 2019-63, 3.00%, 02/16/2060	1,057,188	1,112,345
Pool 2019-47, 3.00%, 05/16/2060	951,962	1,004,068
Pool 2019-66, 3.00%, 05/16/2060	85,151	89,132
Pool 2019-75 AC, 3.00%, 05/16/2060	2,766,570	2,897,904
Pool 2014-164 BA, 3.05%, 09/16/2052	500,000	527,325

The accompanying notes are an integral part of the financial statements.

22	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool 2015-19 AF, 3.05%, 01/16/2057 (c)	$912,272	$959,738
Pool AS2544, 3.10%, 04/15/2042	781,306	846,374
Pool AK8205, 3.10%, 09/15/2055	9,149,591	9,846,151
Pool 2018-85, 3.10%, 07/16/2057 (c)	2,148,637	2,259,042
Pool 2019-39, 3.10%, 05/16/2059	471,990	485,465
Pool 2019-64, 3.10%, 01/16/2060	2,164,332	2,291,608
Pool 2019-19, 3.15%, 04/16/2050	148,291	154,540
Pool 2018-136 AE, 3.15%, 09/16/2058	6,194,817	6,540,495
Pool 2019-32, 3.15%, 12/16/2059	3,085,436	3,206,778
Pool 2018-99, 3.20%, 01/16/2052	413,386	430,302
Pool 2015-128 MG, 3.20%, 11/16/2055 (c)	1,000,000	1,083,431
Pool 2018-114, 3.20%, 08/16/2058	678,741	708,112
Pool AK7840, 3.25%, 03/15/2050	919,419	989,833
Pool GNR 2019-7, 3.25%, 01/16/2052	283,889	294,964
Pool GNR 2019-26, 3.25%, 01/16/2060	2,622,767	2,762,665
Pool GNR 2019-8, 3.25%, 01/16/2060	278,804	293,891
Pool 2019-37, 3.25%, 02/16/2060	5,288,188	5,577,510
Pool AI1113, 3.37%, 01/15/2050	366,563	394,966
Pool AT8470, 3.40%, 10/15/2051	1,821,112	1,996,022
Pool 2014-155 DC, 3.32%, 06/16/2047 (c)	900,000	967,175
Pool AN9543, 3.45%, 11/15/2050	1,645,015	1,789,967
Pool 2014-24 C, 3.50%, 10/16/2043 (c)	3,875,000	4,112,943
Pool 2014-61 A, 3.50%, 02/16/2054 (c)	2,008,021	2,130,979
Pool 2014-75 BC, 3.50%, 08/16/2054 (c)	500,000	546,467
Pool AD8950, 3.51%, 09/15/2048	2,034,353	2,157,383
Pool AM0526, 3.51%, 05/15/2050	1,069,428	1,158,750
Pool AH5339, 3.55%, 12/15/2050	1,258,424	1,373,236
Pool AC6851, 3.62%, 08/15/2048	897,514	954,974
Pool AC6853, 3.62%, 08/15/2048	897,514	954,974
Pool 661707, 3.75%, 12/15/2054	854,075	928,006
Pool AG7484, 3.83%, 03/15/2049	454,825	490,360
Pool AO6152, 3.94%, 01/15/2045	1,919,995	2,111,035
Pool AH7386, 4.00%, 11/15/2053	1,885,370	2,073,914
Pool 768250, 4.01%, 08/15/2052	2,365,341	2,501,348
Pool 749575, 4.25%, 11/15/2046	1,877,336	1,943,340
Pool 758139, 4.25%, 02/15/2053	182,404	197,681
Pool AH1338, 4.61%, 06/15/2055	477,405	529,920
Pool 712102, 5.15%, 11/15/2032	402,329	402,126
Pool 699710, 5.43%, 07/15/2044	346,988	346,756
Pool 637911, 6.00%, 07/15/2035	334,125	334,543
Pool 636413, 6.25%, 04/15/2036	588,073	588,808
		464,897,411
GNMA Single Family - 1.40%
Pool AD1699, 3.00%, 02/15/2043	107,582	114,156
Pool AV5053, 3.00%, 10/20/2046	541,184	574,631
Pool G2 AX5461, 3.00%, 12/20/2046	1,172,029	1,250,352
Pool G2 AX5544, 3.00%, 01/20/2047	911,561	969,883
Pool 779354, 3.50%, 06/15/2042	11,423	12,211
Pool AX5545, 3.50%, 01/20/2047	1,450,464	1,549,666
Pool BC5351, 3.50%, 09/20/2047	1,239,549	1,324,603
Pool BD9036, 3.50%, 11/20/2047	2,250,375	2,396,209
Pool 737576, 4.00%, 11/15/2040	42,399	46,411
Pool 737712, 4.00%, 12/15/2040	199,358	217,419
Pool 757173, 4.00%, 12/20/2040	279,646	300,935
Pool 737837, 4.00%, 01/15/2041	433,618	470,761

The accompanying notes are an integral part of the financial statements.

23

	Principal Amount	Value
Pool 759104, 4.00%, 01/15/2041	$240,379	$257,771
Pool 2759436, 4.00%, 01/20/2041	123,097	135,546
Pool 2759466, 4.00%, 01/20/2041	491,596	534,648
Pool 759191, 4.00%, 02/15/2041	382,449	413,293
Pool 2759301, 4.00%, 02/20/2041	383,474	418,041
Pool 2763042, 4.00%, 04/20/2041	93,892	101,696
Pool 738629, 4.00%, 08/15/2041	500,412	547,553
Pool 738630, 4.00%, 08/15/2041	312,992	344,010
Pool 770515, 4.00%, 08/15/2041	647,006	713,040
Pool 738735, 4.00%, 09/15/2041	216,438	236,887
Pool 738954, 4.00%, 11/15/2041	185,222	197,584
Pool 778766, 4.00%, 01/15/2042	562,267	612,875
Pool 778847, 4.00%, 02/15/2042	200,965	214,536
Pool AF3781, 4.00%, 09/15/2043	788,196	861,298
Pool AG8734, 4.00%, 12/15/2043	377,784	412,123
Pool BH0074, 4.00%, 06/20/2048	1,759,962	1,894,911
Pool BI3170, 4.00%, 07/20/2048	732,724	782,656
Pool G2 BJ6735, 4.00%, 10/20/2048	653,172	703,622
Pool 717198, 4.50%, 06/15/2039	221,541	243,546
Pool 714594, 4.50%, 07/15/2039	144,778	159,362
Pool 720208, 4.50%, 07/15/2039	264,707	294,165
Pool 726402, 4.50%, 10/15/2039	34,238	37,463
Pool 728954, 4.50%, 12/15/2039	216,101	236,436
Pool 729017, 4.50%, 01/15/2040	362,651	402,563
Pool 737051, 4.50%, 03/15/2040	156,764	171,769
Pool 737222, 4.50%, 05/15/2040	132,255	144,660
Pool 698160, 4.50%, 07/15/2040	142,302	155,713
Pool 748456, 4.50%, 08/15/2040	275,207	302,956
Pool 738152, 4.50%, 04/15/2041	424,934	469,680
Pool 738267, 4.50%, 05/15/2041	296,345	324,354
Pool 763543, 4.50%, 05/15/2041	87,013	95,343
Pool 738397, 4.50%, 06/15/2041	558,262	619,402
Pool 770396, 4.50%, 06/15/2041	176,601	193,065
Pool 2783417, 4.50%, 08/20/2041	3,082,319	3,393,061
Pool BH0075, 4.50%, 06/20/2048	1,032,832	1,114,150
Pool BK9581, 4.50%, 02/20/2049	918,374	997,884
Pool 688624, 5.00%, 05/15/2038	131,817	145,407
Pool 411105, 5.00%, 01/15/2039	62,051	68,365
Pool 439079, 5.00%, 02/15/2039	139,048	154,469
Pool 646728, 5.00%, 03/15/2039	79,183	87,356
Pool 646750, 5.00%, 04/15/2039	128,915	142,318
Pool 646777, 5.00%, 05/15/2039	37,563	41,440
Pool 720288, 5.00%, 08/15/2039	94,900	104,595
Pool 722944, 5.00%, 08/15/2039	60,149	66,309
Pool 723006, 5.00%, 10/15/2039	277,402	306,341
Pool 726403, 5.00%, 10/15/2039	119,735	133,029
Pool 737055, 5.00%, 03/15/2040	200,630	221,029
Pool 658393, 5.00%, 06/15/2040	406,185	456,100
Pool 2783418, 5.00%, 06/20/2040	2,331,892	2,516,461
Pool 684677, 5.50%, 03/15/2038	111,892	122,902
Pool 684802, 5.50%, 04/15/2038	101,630	111,666
Pool 2688636, 5.50%, 05/20/2038	229,530	249,878
Pool 690974, 5.50%, 06/15/2038	43,197	47,448
Pool 2409120, 5.50%, 07/20/2038	185,994	203,064
Pool 2700671, 5.50%, 10/20/2038	74,317	80,937

The accompanying notes are an integral part of the financial statements.

24	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool 411116, 5.50%, 01/15/2039	$157,404	$172,943
Pool 2684988, 6.00%, 03/20/2038	95,804	105,542
Pool 688626, 6.00%, 05/15/2038	112,511	125,529
Pool 2693900, 6.00%, 07/20/2038	143,351	158,038
Pool 696513, 6.00%, 08/15/2038	36,870	41,186
Pool 2696843, 6.00%, 08/20/2038	137,581	151,702
Pool 699255, 6.00%, 09/15/2038	217,683	243,851
Pool 2698997, 6.00%, 09/20/2038	111,623	123,004
Pool 705999, 6.00%, 01/15/2039	92,485	103,305
Pool 2696844, 6.50%, 08/20/2038	170,292	199,524
Pool 2706408, 6.50%, 01/20/2039	41,991	42,751
Pool 530199, 7.00%, 03/20/2031	44,630	45,585
		34,736,973
HUD - 0.04%
Pool 0614, 5.51%, 08/01/2020	220,000	222,185
Pool 0620, 5.77%, 08/01/2026	649,000	655,158
		877,343
Small Business Administration - 1.48%
Pool 507253, 0.50%, (Prime Rate by Country-2.750%), 05/25/2030	35,120	34,853
Pool 508206, 0.60%, (Prime Rate by Country-2.650%), 09/25/2032	15,879	15,768
Pool 508298, 0.60%, (Prime Rate by Country-2.650%), 01/25/2033	201,167	199,745
Pool 508506, 0.63%, (Prime Rate by Country-2.625%), 06/25/2033	218,168	217,139
Pool 508716, 0.82%, (Prime Rate by Country-2.430%), 06/25/2034	153,016	152,840
Pool Gentleden, 1.20%, 04/10/2023 (c)	96,995	96,058
Pool American, 1.25%, 08/30/2022 (c)	648,182	647,747
Pool Cleburne, 1.25%, 08/30/2022 (c)	451,323	451,032
Pool Dairy Queen, 1.25%, 09/21/2022 (c)	48,713	48,548
Pool 509347, 1.25%, (Prime Rate by Country-2.000%), 11/25/2022	109,246	108,085
Pool Adele’s Authentic Cajun, 1.25%, 12/28/2022 (c)	23,052	22,905
Pool 509392, 1.25%, (Prime Rate by Country-2.000%), 07/25/2023	368,562	364,681
Pool 509409, 1.25%, (Prime Rate by Country-2.000%), 09/25/2023	284,031	282,323
Pool 509596, 1.25%, (Prime Rate by Country-2.000%), 11/25/2024	235,283	233,458
Pool 509670, 1.25%, (Prime Rate by Country-2.000%), 04/25/2025	245,788	244,057
Pool 509678, 1.25%, (Prime Rate by Country-2.000%), 05/25/2025	871,294	868,058
Pool 509748, 1.25%, (Prime Rate by Country-2.000%), 09/25/2025	1,145,568	1,137,932
Pool 509133, 1.25%, (Prime Rate by Country-2.000%), 09/25/2036	408,670	404,484
Pool 509348, 1.25%, (Prime Rate by Country-2.000%), 02/25/2038	462,087	452,698
Pool 509350, 1.25%, (Prime Rate by Country-2.000%), 03/25/2038	175,397	171,618
Pool 509391, 1.25%, (Prime Rate by Country-2.000%), 06/25/2038	972,917	964,497
Pool 509417, 1.25%, (Prime Rate by Country-2.000%), 10/25/2038	321,179	315,169

The accompanying notes are an integral part of the financial statements.

25

	Principal Amount	Value
Pool 509460, 1.25%, (Prime Rate by Country-2.000%), 01/25/2039	$1,203,028	$1,188,596
Pool 509491, 1.25%, (Prime Rate by Country-2.000%), 02/25/2039	594,595	581,694
Pool 509541, 1.25%, (Prime Rate by Country-2.000%), 08/25/2039	196,760	189,915
Pool 509573, 1.25%, (Prime Rate by Country-2.000%), 09/25/2039	1,606,818	1,589,980
Pool 509575, 1.25%, (Prime Rate by Country-2.000%), 10/25/2039	1,177,857	1,142,897
Pool 509661, 1.25%, (Prime Rate by Country-2.000%), 03/25/2040	1,929,437	1,906,123
Pool 509688, 1.25%, (Prime Rate by Country-2.000%), 08/25/2040	2,905,342	2,874,479
Pool 509735, 1.25%, (Prime Rate by Country-2.000%), 09/25/2040	1,174,586	1,149,357
Pool 509760, 1.25%, (Prime Rate by Country-2.000%), 11/25/2040	1,568,171	1,541,767
Pool Chicago Taxi Parts, 1.48%, 04/29/2034 (c)	243,141	242,660
Pool 509977, 1.65%, (Prime Rate by Country-1.600%), 03/25/2042	224,604	228,427
Pool 510004, 2.00%, (Prime Rate by Country-1.250%), 05/25/2042	454,612	467,472
Pool 509793, 2.11%, (Prime Rate by Country-1.144%), 01/25/2041	1,459,218	1,495,017
Pool 3046316007, 2.13%, 12/03/2032 (c)	195,960	191,551
Pool 510051, 2.50%, (Prime Rate by Country-0.750%), 07/25/2042	332,382	350,615
Pool 509010, 2.58%, (Prime Rate by Country-0.675%), 01/25/2036	64,120	65,328
Pool Premie, 2.96%, 08/29/2038 (c)	654,976	695,464
Pool 522124, 3.04%, (Prime Rate by Country-0.180%), 02/25/2040	386,617	404,255
Pool 510047, 3.08%, (Prime Rate by Country-0.171%), 09/25/2042	758,257	815,404
Pool 509900, 3.15%, (Prime Rate by Country-0.098%), 03/25/2042	2,264,167	2,419,459
Pool Animal, 3.19%, 06/04/2023 (c)	149,888	156,118
Pool Econolodge, 3.43%, 09/11/2037 (c)	773,587	829,564
Pool 509967, 3.65%, (Prime Rate by Country+0.402%), 03/25/2032	190,173	202,695
Pool 521967, 3.79%, (Prime Rate by Country+0.543%), 06/25/2038	716,522	760,093
Pool 522053, 3.83%, (Prime Rate by Country+0.577%), 05/25/2026	108,755	112,357
Pool 522440, 3.85%, (Prime Rate by Country+0.575%), 07/25/2029	426,411	455,506
Pool 521984, 3.85%, (Prime Rate by Country+0.578%), 10/25/2038	161,883	172,798
Pool 509647, 3.86%, (Prime Rate by Country+0.605%), 12/25/2026	150,616	156,276
Pool 522194, 3.92%, (Prime Rate by Country+0.624%), 09/25/2040	145,844	158,529
Pool 521919, 4.01%, (Prime Rate by Country+0.807%), 12/25/2037	90,335	96,365
Pool 522423, 4.03%, (Prime Rate by Country+0.785%), 12/25/2028	501,214	535,748
Pool 522305, 4.06%, (Prime Rate by Country+0.182%), 11/25/2028	295,541	309,881

The accompanying notes are an integral part of the financial statements.

26	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool 522317, 4.06%, (Prime Rate by Country+0.963%), 03/25/2029	$323,864	$346,008
Pool 522371, 4.06%, (Prime Rate by Country+0.789%), 10/25/2029	132,913	142,272
Pool 522125, 4.08%, (Prime Rate by Country+0.842%), 10/25/2026	129,827	135,304
Pool 522158, 4.08%, (Prime Rate by Country+0.879%), 01/25/2027	454,170	476,131
Pool 510056, 4.08%, (Prime Rate by Country+0.829%), 08/25/2042	215,703	240,241
Pool 521884, 4.09%, (Prime Rate by Country+0.772%), 08/25/2037	162,282	171,783
Pool 522328, 4.13%, (Prime Rate by Country+0.917%), 05/25/2029	39,932	42,670
Pool 522268, 4.14%, (Prime Rate by Country+0.916%), 01/25/2029	1,111,128	1,178,531
Pool 521860, 4.15%, (Prime Rate by Country+0.913%), 03/25/2037	196,566	207,631
Pool Schatz, 4.16%, 10/04/2023 (c)	14,689	15,829
Pool 521970, 4.16%, (Prime Rate by Country+0.913%), 07/25/2038	322,676	349,642
Pool 522029, 4.16%, (Prime Rate by Country+0.947%), 02/25/2039	24,802	26,603
Pool 522387, 4.22%, (Prime Rate by Country+0.967%), 01/25/2030	242,989	262,232
Pool 522020, 4.24%, (Prime Rate by Country+0.991%), 02/25/2026	115,552	120,151
Pool 522156, 4.26%, (Prime Rate by Country+0.983%), 05/25/2040	275,883	298,336
Pool 522282, 4.39%, (Prime Rate by Country+1.136%), 09/25/2028	183,821	196,016
Pool 522327, 4.45%, (Prime Rate by Country+1.192%), 05/25/2029	699,055	748,384
Pool 522150, 4.46%, (Prime Rate by Country+1.205%), 02/25/2026	31,022	32,513
Pool Knights Inn, 4.61%, 08/27/2035	615,295	666,233
Pool Valeri, 4.69%, 11/15/2023 (c)	31,777	34,510
Pool Buck Pizza, 5.23%, 07/15/2024 (c)	31,198	33,091
Pool 7530434005, 5.27%, 06/29/2024 (a) (b)	31,845	33,860
		36,678,056
Small Business Administration Participation Certificates - 0.65%
Pool 2012-10C, 1.24%, 05/01/2022	57,521	58,076
Pool 2020-20E, 1.37%, 05/01/2040	6,730,000	6,792,570
Pool 2020-25E, 1.50%, 05/01/2045	8,702,000	8,727,192
Pool 2016-20L, 2.81%, 12/01/2036	383,467	406,447
Pool 2010-20E, 4.11%, 05/01/2030	119,375	128,875
Pool 2008-20C, 5.49%, 03/01/2028	7,837	8,593
Pool 2008-20E, 5.49%, 05/01/2028	24,318	26,499
		16,148,252
Small Business Investment Company - 0.01%
Pool 2013-10A, 2.35%, 03/10/2023	352,370	359,585

USDA Loan - 0.66%
Pool Highland, 5.28%, 07/14/2024 (a) (b)	490,638	523,371
Pool Ryze, 5.00%, 06/25/2038	13,988,205	15,806,672
		16,330,043
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $1,580,253,087)		1,646,114,435

The accompanying notes are an integral part of the financial statements.

27

	Principal Amount	Value
MUNICIPAL BONDS - 14.64%
Arkansas - 0.02%
Arkansas State Development Finance Authority
3.08%, 11/01/2023	$85,000	$85,069
Little Rock Arkansas Industrial Development Authority
3.40%, 11/01/2020	450,000	453,352
		538,421
California - 1.49%
Alameda County
4.00%, 08/01/2023	2,545,000	2,771,937
California State Health Facilities Financing Authority
1.97%, 06/01/2023	555,000	563,697
2.21%, 06/01/2025	750,000	768,570
2.70%, 06/01/2030	2,410,000	2,432,654
California State Housing Finance Agency
2.79%, 08/01/2036	3,380,000	3,430,396
Los Angeles
2.50%, 09/01/2022	3,945,000	4,093,411
3.69%, 09/01/2029	555,000	630,702
Los Angeles County Redevelopment Refunding Authority
2.13%, 09/01/2020	400,000	400,404
2.50%, 09/01/2021	415,000	418,673
2.75%, 09/01/2022	500,000	510,105
3.50%, 09/01/2027	250,000	267,520
3.75%, 09/01/2031	605,000	636,865
Oakland
1.55%, 01/15/2023	570,000	574,640
1.63%, 01/15/2025	780,000	785,047
1.83%, 01/15/2027	1,000,000	1,003,270
2.00%, 01/15/2021	615,000	618,136
2.11%, 01/15/2030	945,000	940,851
3.00%, 01/15/2025	2,960,000	3,159,534
Sacramento Area Flood Control Agency
2.70%, 10/01/2022	760,000	785,034
San Francisco City & County
2.53%, 06/15/2020	185,000	185,076
2.55%, 06/15/2021	380,000	384,089
2.62%, 06/15/2022	200,000	204,636
San Francisco City & County Affordable Housing
3.50%, 06/15/2023	1,470,000	1,554,863
San Francisco City & County Community Facilities District
2.25%, 09/01/2021	175,000	177,030
San Francisco City & County Public Utilities Commission
1.95%, 11/01/2020	1,000,000	1,004,930
2.15%, 11/01/2021	500,000	509,675
2.40%, 11/01/2022	500,000	518,925
San Francisco City & County Redevelopment Agency
2.38%, 08/01/2022	2,500,000	2,527,950
2.53%, 08/01/2020	1,480,000	1,480,903
3.13%, 08/01/2024	1,850,000	1,924,758

The accompanying notes are an integral part of the financial statements.

28	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
3.63%, 08/01/2026	$575,000	$615,630
Tuolumne Wind Project Authority
6.92%, 01/01/2034	800,000	1,062,088
		36,941,999
Colorado - 0.24%
Colorado State Educational & Cultural Facilities Authority
2.38%, 02/01/2021	100,000	100,686
Colorado State Housing & Finance Authority
1.88%, 05/01/2023	115,000	116,467
2.13%, 05/01/2025	175,000	178,892
2.18%, 11/01/2025	150,000	153,643
2.66%, 05/01/2029	470,000	488,283
2.71%, 11/01/2029	400,000	415,164
2.76%, 05/01/2030	350,000	362,079
2.81%, 11/01/2030	380,000	393,023
3.00%, 08/01/2047	407,402	414,250
3.15%, 11/01/2022	325,000	334,279
3.40%, 11/01/2045	530,151	545,160
3.85%, 07/01/2057	2,178,934	2,385,998
		5,887,924
Delaware - 0.48%
Delaware State Housing Authority
2.65%, 11/01/2041	3,885,000	3,930,415
3.48%, 07/01/2048	7,707,448	7,907,842
		11,838,257
District of Columbia - 0.17%
District of Columbia Housing Finance Agency
3.24%, 03/01/2049	2,971,558	3,051,968
3.88%, 06/15/2045	1,153,436	1,192,653
		4,244,621
Florida - 0.45%
Florida State Housing Finance Corp.
2.45%, 01/01/2043	2,282,936	2,301,199
2.55%, 01/01/2043	3,337,119	3,370,724
3.13%, 07/01/2037	4,678,609	4,767,596
Miami-Dade County Housing Finance Authority
2.88%, 11/01/2038	785,561	791,893
		11,231,412
Georgia - 0.02%
Atlanta Urban Residential Finance Authority
2.54%, 12/01/2023	390,000	404,902

Hawaii - 0.01%
Honolulu City & County
2.97%, 09/01/2022	300,000	312,579

Illinois - 0.48%
Illinois State Housing Development Authority
2.42%, 07/01/2020	150,000	150,081
2.62%, 07/01/2021	440,000	443,797
2.63%, 03/01/2048	1,775,558	1,790,988
2.77%, 01/01/2022	700,000	710,108
2.80%, 07/01/2020	380,000	380,323
2.81%, 02/01/2021	300,000	301,980

The accompanying notes are an integral part of the financial statements.

29

	Principal Amount	Value
2.91%, 07/01/2022	$810,000	$827,828
3.05%, 07/01/2021	340,000	344,505
3.06%, 01/01/2023	500,000	514,610
3.16%, 07/01/2023	565,000	585,832
3.20%, 12/01/2043	995,965	1,018,244
3.26%, 01/01/2024	580,000	605,172
3.27%, 07/01/2022	310,000	319,080
3.37%, 07/01/2024	605,000	636,442
3.52%, 01/01/2025	490,000	519,939
4.00%, 02/01/2034	2,025,000	2,092,918
4.18%, 08/01/2029	745,000	793,455
		12,035,302
Iowa - 0.12%
Des Moines Area Community College
2.05%, 06/01/2024	575,000	585,316
2.05%, 06/01/2024	845,000	859,407
2.25%, 06/01/2025	690,000	702,620
2.25%, 06/01/2025	235,000	239,298
Hawkeye Community College
2.60%, 06/01/2022	245,000	245,265
Iowa State Finance Authority
2.30%, 09/01/2040	384,199	384,871
		3,016,777
Kentucky - 0.39%
Kentucky State Housing Corp.
2.88%, 01/01/2022	300,000	305,895
2.93%, 07/01/2022	335,000	344,109
3.38%, 01/01/2025	165,000	175,048
3.50%, 07/01/2031	750,000	788,415
3.50%, 01/01/2040	1,710,000	1,768,328
3.86%, 01/01/2034	130,000	137,462
4.00%, 07/01/2037	2,335,000	2,450,372
4.25%, 07/01/2033	705,000	717,944
4.27%, 01/01/2028	3,000,000	3,070,320
		9,757,893
Louisiana - 0.09%
Louisiana State Housing Corp.
2.10%, 12/01/2038	2,196,569	2,178,448
Maryland - 0.29%
Maryland State Community Development Administration
2.86%, 09/01/2040	305,000	308,886
3.35%, 03/01/2023	705,000	735,625
3.50%, 09/01/2047	2,505,000	2,582,805
3.95%, 11/01/2058	1,241,699	1,305,560
4.00%, 09/01/2025	1,440,000	1,481,501
4.42%, 09/01/2037	425,000	460,296
Montgomery County
4.60%, 05/01/2026	200,000	206,276
		7,080,949
Massachusetts - 0.78%
Massachusetts State Housing Finance Agency
2.06%, 12/01/2020	105,000	105,222
2.25%, 12/01/2021	250,000	251,923
2.30%, 06/01/2020	45,000	45,000

The accompanying notes are an integral part of the financial statements.

30	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
2.45%, 12/01/2022	$250,000	$253,725
2.55%, 06/01/2023	355,000	360,818
2.65%, 12/01/2023	250,000	254,695
2.80%, 06/01/2024	275,000	282,488
2.90%, 12/01/2024	250,000	257,620
2.95%, 06/01/2021	220,000	222,629
2.95%, 06/01/2025	250,000	258,368
3.00%, 12/01/2025	250,000	258,845
3.05%, 06/01/2020	30,000	30,000
3.05%, 12/01/2021	420,000	427,862
3.10%, 12/01/2020	250,000	251,747
3.15%, 06/01/2027	250,000	259,033
3.20%, 06/01/2021	125,000	126,751
3.20%, 06/01/2022	300,000	308,481
3.22%, 12/01/2021	215,000	219,371
3.25%, 12/01/2022	240,000	248,004
3.30%, 06/01/2022	180,000	185,261
3.30%, 06/01/2023	225,000	234,043
3.35%, 12/01/2022	95,000	98,281
3.35%, 12/01/2023	430,000	448,916
3.40%, 06/01/2023	180,000	187,328
3.45%, 12/01/2023	190,000	198,670
3.45%, 06/01/2029	300,000	316,962
3.45%, 12/01/2050 (d)	1,150,000	1,161,741
3.53%, 12/01/2029	660,000	698,689
3.80%, 06/01/2035	775,000	810,712
3.85%, 12/01/2028	95,000	97,855
4.50%, 04/15/2054	3,806,815	3,984,746
4.55%, 12/01/2035	410,000	429,459
4.71%, 12/01/2037	315,000	321,432
4.75%, 12/01/2045	2,870,000	2,970,220
5.00%, 12/01/2055	2,600,000	2,702,830
6.87%, 12/01/2030	165,000	165,234
		19,434,961
Michigan - 0.26%
Michigan State Housing Development Authority
2.00%, 10/01/2020	400,000	400,704
2.77%, 10/01/2020	255,000	256,091
3.03%, 04/01/2021	435,000	440,102
3.13%, 10/01/2021	445,000	454,105
3.28%, 04/01/2022	450,000	463,338
3.38%, 10/01/2022	385,000	400,396
3.53%, 04/01/2023	465,000	487,525
3.63%, 10/01/2023	450,000	475,978
3.74%, 10/01/2033	2,490,000	2,618,534
4.33%, 10/01/2029	335,000	362,142
		6,358,915
Minnesota - 0.08%
Minnesota State Housing Finance Agency
2.73%, 08/01/2046	376,170	380,936
2.85%, 01/01/2022	260,000	264,451
2.90%, 07/01/2022	245,000	250,647
2.94%, 01/01/2023	300,000	308,592
2.99%, 07/01/2023	155,000	159,718
3.04%, 01/01/2024	495,000	513,870

The accompanying notes are an integral part of the financial statements.

31

	Principal Amount	Value
3.80%, 07/01/2031	$75,000	$78,522
5.76%, 01/01/2037	15,000	15,058
		1,971,794
Mississippi - 0.04%
Mississippi State Home Corp.
3.05%, 12/01/2034	1,019,031	1,037,129

Missouri - 0.02%
Missouri State Housing Development Commission
2.65%, 11/01/2040	150,000	150,945
2.65%, 11/01/2041	255,000	256,607
		407,552
New Hampshire - 0.06%
New Hampshire State Housing Finance Authority
3.21%, 07/01/2039	680,000	697,095
3.75%, 07/01/2034	320,000	326,585
4.00%, 07/01/2035	330,000	337,234
		1,360,914
New Jersey - 1.32%
New Jersey State Housing & Mortgage Finance Agency
2.17%, 11/01/2020	385,000	385,862
2.49%, 11/01/2021	430,000	434,777
2.74%, 11/01/2022	300,000	306,966
2.93%, 11/01/2023	365,000	376,169
3.03%, 05/01/2022	1,000,000	1,025,110
3.05%, 11/01/2020	260,000	261,518
3.15%, 05/01/2021	425,000	430,495
3.20%, 11/01/2021	415,000	423,827
3.23%, 11/01/2024	360,000	377,032
3.25%, 05/01/2022	200,000	205,798
3.27%, 11/01/2020	100,000	100,677
3.35%, 11/01/2020	395,000	397,793
3.35%, 05/01/2023	980,000	1,021,238
3.37%, 11/01/2025	385,000	406,756
3.42%, 05/01/2023	2,850,000	2,975,742
3.45%, 05/01/2021	405,000	411,298
3.45%, 05/01/2024	1,035,000	1,092,339
3.50%, 11/01/2024	535,000	566,421
3.55%, 11/01/2021	425,000	435,867
3.55%, 05/01/2025	1,100,000	1,170,301
3.57%, 11/01/2021	70,000	71,826
3.57%, 11/01/2026	435,000	463,358
3.60%, 11/01/2025	570,000	608,914
3.62%, 11/01/2027	695,000	738,910
3.65%, 05/01/2022	430,000	445,691
3.72%, 11/01/2022	125,000	128,605
3.72%, 11/01/2028	285,000	302,342
3.80%, 11/01/2022	450,000	471,672
3.90%, 05/01/2023	460,000	486,634
4.00%, 11/01/2023	475,000	506,416
4.10%, 05/01/2024	485,000	520,235
4.20%, 11/01/2024	505,000	539,739
4.22%, 11/01/2032	1,355,000	1,455,460
4.57%, 11/01/2027	900,000	932,517

The accompanying notes are an integral part of the financial statements.

32	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
4.63%, 11/01/2036	$335,000	$363,643
4.70%, 11/01/2037	500,000	544,545
4.87%, 11/01/2047	1,300,000	1,394,939
4.88%, 11/01/2029	2,500,000	2,716,825
4.89%, 11/01/2032	1,435,000	1,484,995
4.97%, 11/01/2051	345,000	369,895
5.00%, 11/01/2046	425,000	460,632
5.09%, 11/01/2043	4,785,000	4,920,033
		32,733,812
New Mexico - 0.22%
New Mexico State Mortgage Finance Authority
2.23%, 10/01/2034	475,048	474,217
2.60%, 09/01/2040	3,490,000	3,527,308
University of New Mexico Sandoval Regional Medical Center
4.50%, 07/20/2036	1,545,000	1,565,564
		5,567,089
New York - 4.46%
New York City Housing Development Corp.
1.73%, 11/01/2020	1,230,000	1,231,636
1.83%, 05/01/2021	1,830,000	1,836,185
1.93%, 11/01/2021	615,000	619,373
1.93%, 02/01/2025	600,000	604,938
1.98%, 08/01/2025	865,000	872,993
2.04%, 05/01/2022	500,000	505,360
2.08%, 02/01/2026	660,000	667,630
2.12%, 05/01/2023	590,000	599,387
2.14%, 11/01/2022	100,000	101,537
2.18%, 02/01/2027	1,590,000	1,608,921
2.21%, 08/01/2020	100,000	100,138
2.23%, 05/01/2022	475,000	481,755
2.23%, 08/01/2027	2,050,000	2,077,367
2.27%, 05/01/2024	1,260,000	1,288,904
2.28%, 11/01/2022	3,000,000	3,055,740
2.32%, 05/01/2023	1,820,000	1,859,075
2.32%, 11/01/2024	1,130,000	1,159,674
2.36%, 02/01/2028	750,000	763,500
2.37%, 05/01/2024	500,000	513,320
2.41%, 08/01/2028	1,000,000	1,018,780
2.46%, 05/01/2021	500,000	504,535
2.46%, 02/01/2029	2,195,000	2,232,337
2.47%, 02/01/2022	320,000	325,184
2.47%, 11/01/2024	135,000	139,392
2.48%, 05/01/2025	745,000	769,652
2.51%, 11/01/2020	845,000	848,862
2.51%, 08/01/2029	1,240,000	1,263,572
2.53%, 11/01/2025	735,000	761,967
2.56%, 11/01/2021	500,000	507,940
2.56%, 02/01/2030	1,000,000	1,018,920
2.57%, 08/01/2022	370,000	378,514
2.60%, 02/01/2023	300,000	308,331
2.62%, 05/01/2026	500,000	518,600
2.64%, 11/01/2021	750,000	762,728
2.70%, 08/01/2023	280,000	289,733
2.71%, 11/01/2021	4,130,000	4,178,858

The accompanying notes are an integral part of the financial statements.

33

	Principal Amount	Value
2.71%, 05/01/2022	$250,000	$255,810
2.74%, 11/01/2020	1,025,000	1,030,617
2.74%, 05/01/2022	710,000	726,877
2.77%, 11/01/2021	1,295,000	1,315,124
2.77%, 11/01/2026	1,000,000	1,042,270
2.81%, 11/01/2022	300,000	309,330
2.82%, 05/01/2027	1,000,000	1,040,890
2.84%, 11/01/2022	1,000,000	1,031,760
2.85%, 02/01/2024	150,000	156,399
2.88%, 11/01/2021	180,000	183,661
2.89%, 05/01/2023	450,000	466,992
2.95%, 05/01/2022	1,610,000	1,654,678
2.95%, 08/01/2024	150,000	157,615
2.98%, 05/01/2023	1,245,000	1,295,124
2.99%, 11/01/2023	270,000	282,547
3.02%, 05/01/2022	255,000	262,418
3.02%, 11/01/2022	3,000,000	3,108,270
3.03%, 11/01/2023	500,000	523,860
3.03%, 02/01/2025	350,000	370,034
3.05%, 05/01/2021	1,635,000	1,658,544
3.05%, 11/01/2022	705,000	730,923
3.08%, 08/01/2025	250,000	265,797
3.10%, 10/01/2046	8,090,782	8,200,979
3.11%, 05/01/2023	1,525,000	1,592,100
3.12%, 05/01/2023	4,000,000	4,177,240
3.13%, 02/01/2026	475,000	504,322
3.16%, 11/01/2023	1,550,000	1,630,740
3.18%, 05/01/2024	1,070,000	1,131,215
3.18%, 08/01/2026	325,000	345,043
3.19%, 05/01/2024	535,000	565,848
3.23%, 11/01/2024	725,000	767,028
3.23%, 02/01/2027	400,000	424,060
3.26%, 11/01/2022	1,500,000	1,562,700
3.28%, 05/01/2025	1,060,000	1,120,367
3.28%, 08/01/2027	425,000	450,704
3.29%, 11/01/2024	1,065,000	1,136,738
3.31%, 11/01/2024	1,610,000	1,696,103
3.33%, 11/01/2025	750,000	792,840
3.33%, 02/01/2028	300,000	317,745
3.36%, 05/01/2023	2,150,000	2,260,037
3.36%, 05/01/2025	535,000	574,932
3.38%, 08/01/2028	525,000	556,316
3.43%, 02/01/2029	400,000	423,336
3.45%, 11/01/2022	570,000	596,385
3.46%, 11/01/2025	755,000	819,009
3.47%, 11/01/2023	995,000	1,056,949
3.48%, 08/01/2029	735,000	778,872
3.51%, 05/01/2026	1,025,000	1,113,990
3.56%, 11/01/2026	505,000	548,783
3.58%, 08/01/2020	1,215,000	1,219,386
3.61%, 11/01/2027	1,110,000	1,202,141
3.61%, 11/01/2027	240,000	245,182
3.70%, 11/01/2025	325,000	333,534
3.71%, 11/01/2028	395,000	427,524
3.75%, 11/01/2024	3,050,000	3,314,923

The accompanying notes are an integral part of the financial statements.

34	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
3.81%, 11/01/2029	$700,000	$757,715
3.89%, 11/01/2029	995,000	1,048,242
3.90%, 11/01/2026	3,295,000	3,683,085
New York State Energy Research & Development Authority
2.99%, 07/01/2021	935,000	956,589
New York State Housing Finance Agency
4.90%, 08/15/2025 (e)	150,000	150,439
5.05%, 08/15/2039 (e)	1,185,000	1,187,228
New York State Mortgage Agency
3.00%, 10/01/2033	450,000	467,708
3.07%, 04/01/2023	490,000	507,155
3.40%, 10/01/2022	1,815,000	1,855,892
3.50%, 04/01/2022	100,000	102,474
3.87%, 10/01/2025	4,355,000	4,521,143
		110,769,619
North Carolina - 0.13%
North Carolina State Housing Finance Agency
2.81%, 07/01/2035	2,210,000	2,244,255
3.41%, 07/01/2022	270,000	277,506
4.01%, 01/01/2026	700,000	719,761
		3,241,522
Ohio - 0.20%
Ohio State Housing Finance Agency
2.90%, 09/01/2037	4,513,055	4,574,252
3.25%, 03/01/2046	433,086	442,397
		5,016,649
Oregon - 0.04%
Oregon State
2.87%, 05/01/2021	320,000	326,864
3.09%, 05/01/2023	370,000	394,894
3.89%, 05/01/2037	205,000	222,794
		944,552
Pennsylvania - 0.37%
Commonwealth Financing Authority
1.76%, 06/01/2021	240,000	240,118
1.83%, 06/01/2022	305,000	305,912
1.92%, 06/01/2023	475,000	477,517
2.76%, 06/01/2030	1,915,000	1,947,210
3.08%, 06/01/2023	500,000	521,290
5.41%, 06/01/2022	500,000	538,085
6.39%, 06/01/2024	225,000	253,240
Pennsylvania State Housing Finance Agency
2.15%, 10/01/2024	2,000,000	2,036,120
2.38%, 04/01/2027	2,675,000	2,746,476
		9,065,968
Rhode Island - 0.22%
Rhode Island State Housing & Mortgage Finance Corp.
2.00%, 10/01/2022	115,000	115,680
2.20%, 10/01/2023	115,000	115,841
2.35%, 04/01/2021	215,000	215,866
2.40%, 10/01/2025	130,000	131,258
2.45%, 10/01/2021	125,000	125,871
2.50%, 10/01/2026	70,000	70,776
2.60%, 04/01/2022	335,000	339,037

The accompanying notes are an integral part of the financial statements.

35

	Principal Amount	Value
2.60%, 10/01/2027	$145,000	$146,509
2.70%, 10/01/2022	245,000	249,047
2.70%, 10/01/2028	145,000	146,607
2.80%, 10/01/2029	95,000	96,154
2.93%, 10/01/2023	110,000	112,336
3.03%, 04/01/2024	200,000	205,992
3.13%, 10/01/2024	245,000	253,154
3.17%, 04/01/2025	385,000	398,668
3.27%, 10/01/2025	490,000	509,032
3.39%, 04/01/2026	505,000	529,149
3.44%, 10/01/2026	510,000	535,719
3.49%, 04/01/2027	520,000	545,360
3.77%, 10/01/2027	700,000	716,513
		5,558,569
South Dakota - 0.04%
South Dakota State Housing Development Authority
3.50%, 11/01/2041	770,000	793,493
3.80%, 05/01/2031	210,000	213,045
		1,006,538
Tennessee - 0.65%
Tennessee State Housing Development Agency
1.72%, 07/01/2025	550,000	550,132
1.81%, 01/01/2026	500,000	501,910
1.86%, 07/01/2026	530,000	532,581
1.91%, 01/01/2027	300,000	301,059
1.96%, 07/01/2027	750,000	754,740
2.12%, 07/01/2028	300,000	302,709
2.19%, 01/01/2029	1,345,000	1,360,535
2.24%, 07/01/2029	350,000	354,221
2.29%, 01/01/2030	1,375,000	1,391,459
2.31%, 01/01/2029	1,250,000	1,276,000
2.36%, 07/01/2029	2,550,000	2,605,539
2.41%, 01/01/2030	1,585,000	1,619,347
2.46%, 07/01/2030	1,620,000	1,653,566
3.50%, 07/01/2031	335,000	341,074
3.75%, 07/01/2050	2,500,000	2,663,325
		16,208,197
Texas - 0.19%
Austin Electric Utility System Revenue Authority
2.94%, 11/15/2028	860,000	934,889
Colony Local Development Corp.
3.87%, 10/01/2028	490,000	556,826
Texas State Affordable Housing Corp.
2.70%, 09/01/2041	2,545,000	2,543,677
Texas State Department of Housing & Community Affairs
3.10%, 09/01/2047	428,467	436,347
3.18%, 03/01/2039	10,000	10,202
Texas State Woman’s University
2.36%, 07/01/2021	290,000	292,143
		4,774,084
Utah - 0.63%
Utah State Housing Corp.
2.20%, 07/01/2041	1,025,000	1,021,669
2.65%, 01/01/2027	2,070,000	2,139,159

The accompanying notes are an integral part of the financial statements.

36	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
2.69%, 01/01/2048	$1,463,000	$1,480,366
2.70%, 07/01/2027	2,765,000	2,861,581
2.75%, 01/01/2028	1,555,000	1,611,104
2.80%, 07/01/2028	1,400,000	1,449,420
2.85%, 01/01/2029	1,550,000	1,607,133
2.90%, 07/01/2029	1,320,000	1,370,992
3.88%, 01/01/2050	2,000,000	2,109,380
		15,650,804
Virginia - 0.51%
Fairfax County Economic Development Authority
4.38%, 10/01/2033	500,000	547,920
Virginia State Housing Development Authority
2.95%, 10/25/2049	2,444,086	2,479,672
3.10%, 06/25/2041	5,307,677	5,405,285
3.25%, 08/25/2042	136,515	139,450
3.40%, 12/01/2026	500,000	541,095
3.57%, 10/01/2026	2,000,000	2,075,140
4.25%, 10/25/2043	426,610	440,846
5.50%, 06/25/2034	1,103,572	1,109,267
		12,738,675
Washington - 0.14%
King County Housing Authority
6.38%, 12/31/2046	3,540,000	3,579,613
West Virginia - 0.03%
West Virginia State Housing Development Fund
2.05%, 11/01/2020	325,000	325,484
2.30%, 11/01/2021	500,000	503,465
		828,949
TOTAL MUNICIPAL BONDS
(Cost $353,491,442)		363,725,389

CORPORATE BONDS - 6.07%
Apple
3.00%, 06/20/2027	5,497,000	6,151,999
Bank of America Corp.
1.49%, VAR United States Secured Overnight Financing Rate+1.460%, 05/19/2024	28,294,000	28,746,707
2.46%, VAR ICE LIBOR USD 3 Month+0.870%, 10/22/2025	7,040,000	7,324,449
3.50%, VAR ICE LIBOR USD 3 Month+0.630%, 05/17/2022	45,881,000	46,984,190
Bank of America NA
3.34%, VAR ICE LIBOR USD 3 Month+0.650%, 01/25/2023	9,500,000	9,874,652
Capital Impact Partners
2.50%, 10/15/2022	1,425,000	1,418,003
Century Housing Corp.
3.82%, 11/01/2020	8,995,000	9,107,646
Enterprise Community Loan Fund
3.69%, 11/01/2023	1,950,000	1,950,923
ERP Operating
4.15%, 12/01/2028	1,000,000	1,151,849
Local Initiatives Support Corp.
3.01%, 03/01/2022	2,760,000	2,820,527
MidAmerican Energy
3.65%, 04/15/2029	2,544,000	3,017,389

The accompanying notes are an integral part of the financial statements.

37

	Principal Amount	Value
Prudential Financial
1.50%, 03/10/2026	$13,825,000	$13,921,019
Reinvestment Fund
3.29%, 02/15/2021	105,000	104,852
3.38%, 02/15/2022	425,000	423,907
3.48%, 02/15/2023	2,450,000	2,443,363
3.70%, 02/15/2025	150,000	148,154
Salvation Army
5.64%, 09/01/2026	3,950,000	4,689,006
USAA Capital Corp.
1.50%, 05/01/2023 (f)	4,500,000	4,581,970
2.13%, 05/01/2030 (f)	5,846,000	6,012,221
TOTAL CORPORATE BONDS
(Cost $146,974,048)		150,872,826

U.S. TREASURY OBLIGATIONS - 3.54%
U.S. Treasury Notes
1.50%, 02/15/2030	14,500,000	15,682,090
1.75%, 11/15/2029	55,000,000	60,744,922
2.38%, 05/15/2029	10,000,000	11,548,437
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $82,150,458)		87,975,449

ASSET-BACKED SECURITIES - 3.37%
Aura
4.10%, 03/31/2023 (a) (b)	966,125	953,766
4.15%, 01/31/2023 (a) (b)	884,017	875,922
Dividend Solar Loans
3.67%, 08/22/2039 (f)	6,283,782	6,253,433
FREED Trust
2.52%, 03/18/2027 (f)	19,538,730	19,267,792
2.62%, 11/18/2026 (f)	9,992,998	9,848,070
3.42%, 06/18/2026 (f)	2,270,687	2,273,251
3.61%, 07/18/2024 (f)	1,546,893	1,538,368
3.99%, 10/20/2025 (f)	1,777,397	1,765,585
Invitation Homes Trust
1.08%, VAR ICE LIBOR USD 1 Month+0.900%, 06/17/2037 (f)	3,098,546	3,030,074
Mill City Solar Loan
3.69%, 07/20/2043 (f)	2,532,117	2,489,805
4.34%, 03/20/2043 (f)	3,265,292	3,277,481
Mosaic Solar Loan Trust
3.82%, 06/22/2043 (f)	1,306,293	1,322,404
4.01%, 06/22/2043 (f)	2,244,187	2,240,010
4.20%, 02/22/2044 (f)	4,708,344	4,824,039
Oportun Funding VII
3.22%, 10/10/2023 (f)	7,400,000	7,271,201
TES
4.12%, 02/20/2048 (f)	6	5
4.33%, 10/20/2047 (f)	4,054,992	3,968,043

The accompanying notes are an integral part of the financial statements.

38	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Tesla Auto Lease Trust
2.16%, 10/20/2022 (f)	$5,976,000	$6,066,633
3.71%, 08/20/2021 (f)	6,362,358	6,463,239
TOTAL ASSET-BACKED SECURITIES
(Cost $84,227,554)		83,729,121

BANK DEPOSIT PROGRAM - 0.57%
TriState Capital
0.50%, 11/01/2020	14,065,431	14,065,431
TOTAL BANK DEPOSIT PROGRAM
(Cost $14,065,431)		14,065,431

SHORT-TERM INVESTMENT - 6.20%
Money Market Fund - 6.20%
First American Government Obligations Fund, Class X, 0.09%, (g)	153,905,725	153,905,725
TOTAL SHORT-TERM INVESTMENT
(Cost $153,905,725)		153,905,725

Total Investments (Cost $2,415,067,745) - 100.66%		$2,500,388,376
Liabilities in Excess of Other Assets, Net - (0.66)%		(16,317,409)
NET ASSETS - 100.00%		$2,484,070,967

(a)	Level 3 security in accordance with fair value hierarchy.
(b)

Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at May 31, 2020 is $29,570,476, which represents 1.19% of total net assets.

(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based prevailing interest rates.
(e)	Security is subject to Alternative Minimum Tax.
(f)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At May 31, 2020, these securities amounted to $92,493,624, which represents 3.72% of total net assets.

(g)	The rate shown is the 7-day effective yield as of May 31, 2020.

FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed

FHA — Federal Housing Administration

FHMS — Federal Housing Offered Guaranteed Certificates Series

FNMA — Federal National Mortgage Association

FRESB — Freddie Mac Small Balance Loans

GNMA — Government National Mortgage Association

HUD — Housing and Urban Development

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

USD — United States Dollar

USDA — United States Department of Agriculture

VAR — Variable Rate

The accompanying notes are an integral part of the financial statements.

39

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at May 31, 2020:

Investments in Securities	Level 1	Level 2	Level 3		Total
U.S. Government & Agency Obligations	$—	$1,618,373,647	$27,740,788		$1,646,114,435
Municipal Bonds	—	363,725,389	—		363,725,389
Corporate Bonds	—	150,872,826	—		150,872,826
U.S. Treasury Obligations	—	87,975,449	—		87,975,449
Asset-Backed Securities	—	81,899,433	1,829,688		83,729,121
Bank Deposit Program	—	14,065,431	—		14,065,431
Short-Term Investment	153,905,725	—	—		153,905,725
Total Investments in Securities	$153,905,725	$2,316,912,175	$29,570,476	*	$2,500,388,376

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. Refer to the Schedule of Investments for details.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning balance as of June 1, 2019	$14,228,017
Accrued discounts/premiums	(725)
Realized gain/(loss)	(10,422)
Change in unrealized appreciation/(depreciation)	14,618
Purchases	13,880,699
Sales	(371,399)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of May 31, 2020	$27,740,788
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$88,298

The accompanying notes are an integral part of the financial statements.

40	The Community Reinvestment Act Qualified Investment Fund

Investments in Asset-Backed Securities
Beginning balance as of June 1, 2019	$2,500,000
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(20,454)
Purchases	6,500,000
Sales	(7,149,858)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of May 31, 2020	$1,829,688
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$(20,454)

For the year ended May 31, 2020, there were no transfers in or out of Level 3 assets and liabilities.

The accompanying notes are an integral part of the financial statements.

41

Statement of Assets and Liabilities as of May 31, 2020

Assets:
Investments, at fair value (identified cost — $2,415,067,745)	$2,500,388,376
Cash	6,407
Receivables:
Interest	7,476,643
Capital shares sold	3,776,028
Investment securities sold	1,129,885
Prepaid expenses	106,306
Total Assets	$2,512,883,645
Liabilities:
Payables:
Investment securities purchased	$24,150,257
Distributions to Shareholders	2,167,157
Capital shares redeemed	863,120
Investment advisory fees	625,820
Distribution fees	305,899
Shareholder servicing fees	240,264
Administration fees	109,698
Trustees’ fees	3,015
Chief Compliance Officer fees	393
Other accrued expenses	347,055
Total Liabilities	$28,812,678
Net Assets:	$2,484,070,967
Net Assets consist of:
Paid-in capital	$2,463,755,699
Total distributable earnings	20,315,268
Net Assets	$2,484,070,967
Net Assets — CRA Shares (Unlimited shares of beneficial interest with no par value authorized; 128,366,825 shares outstanding)	$1,394,477,055
Net Assets — Institutional Shares (Unlimited shares of beneficial interest with no par value authorized; 95,512,794 shares outstanding)	$1,036,182,650
Net Assets — Retail Shares (Unlimited shares of beneficial interest with no par value authorized; 4,924,108 shares outstanding)	$53,411,262
Net Asset Value, offering and redemption price per share — CRA Shares	$10.86
Net Asset Value, offering and redemption price per share — Institutional Shares	$10.85
Net Asset Value, offering and redemption price per share — Retail Shares	$10.85

The accompanying notes are an integral part of the financial statements.

42	The Community Reinvestment Act Qualified Investment Fund

Statement of Operations for the fiscal year ended May 31, 2020

Investment Income:
Interest	$63,506,218
Dividends	975,652
Total investment income	64,481,870
Expenses:
Investment advisory fees	6,846,225
Distribution fees — CRA Shares	3,376,102
Distribution fees — Retail Shares	128,559
Special administrative services fees — CRA Shares	2,700,903
Shareholder servicing fees — Retail Shares	51,423
Accounting and administration fees	1,223,309
Professional fees	698,111
Trustees’ fees	474,523
Custodian fees	254,313
Insurance expense	219,571
Transfer agent fees	193,467
Chief Compliance Officer fees	186,424
Registration and filing expenses	126,457
Printing fees	112,899
Other	205,385
Total expenses	16,797,671
Net investment income	47,684,199
Realized and unrealized gain (loss) on investments:
Net realized loss on investments	(1,443,260)
Net change in unrealized appreciation/(depreciation) on investments	77,231,685
Net realized and unrealized gain on investments	75,788,425
Net increase in net assets resulting from operations:	$123,472,624

The accompanying notes are an integral part of the financial statements.

43

Statements of Changes in Net Assets

	For the Fiscal Year Ended May 31, 2020	For the Fiscal Year Ended May 31, 2019
Operations:
Net investment income	$47,684,199	$46,349,577
Net realized loss on investments	(1,443,260)	(9,917,857)
Net change in unrealized appreciation/(depreciation) on investments	77,231,685	54,784,261
Net increase in net assets resulting from operations	123,472,624	91,215,981
Distributions to shareholders:
CRA Shares	(29,493,003)	(31,558,826)
Institutional Shares	(23,382,450)	(17,123,983)
Retail Shares	(1,176,119)	(1,309,193)
Total distributions	(54,051,572)	(49,992,002)
Capital share transactions:
CRA Shares
Shares issued	74,919,772	27,411,625
Shares reinvested	7,508,175	8,406,159
Shares redeemed	(46,618,573)	(149,952,724)
	35,809,374	(114,134,940)
Institutional Shares
Shares issued	475,468,833	334,818,405
Shares reinvested	18,176,734	12,967,003
Shares redeemed	(220,088,823)	(141,656,725)
	273,556,744	206,128,683
Retail Shares
Shares issued	16,067,565	9,342,830
Shares reinvested	1,133,222	1,279,686
Shares redeemed	(13,905,598)	(20,427,154)
	3,295,189	(9,804,638)
Increase in net assets from capital share transactions	312,661,307	82,189,105
Increase in net assets	382,082,359	123,413,084
Net Assets:
Beginning of year	2,101,988,608	1,978,575,524
End of year	$2,484,070,967	$2,101,988,608

The accompanying notes are an integral part of the financial statements.

44	The Community Reinvestment Act Qualified Investment Fund

Statements of Changes in Net Assets (Concluded)

	For the Fiscal Year Ended May 31, 2020	For the Fiscal Year Ended May 31, 2019

Share Transactions:
CRA Shares Shares issued	7,008,976	2,665,237
Shares reinvested	701,171	815,407
Shares redeemed	(4,354,078)	(14,620,429)
Increase/(decrease) in shares	3,356,069	(11,139,785)
CRA Shares outstanding at beginning of year	125,010,756	136,150,541
CRA Shares at end of year	128,366,825	125,010,756
Institutional Shares Shares issued	44,434,993	32,486,771
Shares reinvested	1,698,217	1,257,887
Shares redeemed	(20,518,212)	(13,790,762)
Increase in shares	25,614,998	19,953,896
Institutional Shares outstanding at beginning of year	69,897,796	49,943,900
Institutional Shares at end of year	95,512,794	69,897,796
Retail Shares Shares issued	1,502,687	907,867
Shares reinvested	105,961	124,389
Shares redeemed	(1,299,790)	(1,980,042)
Increase/(decrease) in shares	308,858	(947,786)
Retail Shares outstanding at beginning of year	4,615,250	5,563,036
Retail Shares at end of year	4,924,108	4,615,250

The accompanying notes are an integral part of the financial statements.

45

Financial Highlights—Per share data (for a share outstanding throughout each year)

			CRA Shares
	For the Fiscal Year Ended May 31, 2020	For the Fiscal Year Ended May 31, 2019	For the Fiscal Year Ended May 31, 2018	For the Fiscal Year Ended May 31, 2017	For the Fiscal Year Ended May 31, 2016
Net Asset Value, Beginning of Year	$10.54	$10.33	$10.64	$10.83	$10.82
Investment Operations:
Net investment income(a)	0.21	0.23	0.21	0.20	0.20
Net realized and unrealized gain (loss) on investments	0.34	0.22	(0.29)	(0.15)	0.04
Total from investment operations	0.55	0.45	(0.08)	0.05	0.24
Distributions from:
Net investment income	(0.23)	(0.24)	(0.23)	(0.24)	(0.23)
Total distributions	(0.23)	(0.24)	(0.23)	(0.24)	(0.23)
Net Asset Value, End of Year	$10.86	$10.54	$10.33	$10.64	$10.83
Total return	5.31%	4.48%	(0.75)%	0.44%	2.22%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$1,394,477	$1,317,639	$1,406,055	$1,581,811	$1,518,857
Ratio of expenses to average net assets	0.91%	0.92%	0.91%	0.90%	0.91%
Ratio of net investment income to average net assets	1.92%	2.20%	1.97%	1.91%	1.87%
Portfolio turnover rate	30%	23%	36%	27%	22%

(a)	Based on the average daily number of shares outstanding during the year.

The accompanying notes are an integral part of the financial statements.

46	The Community Reinvestment Act Qualified Investment Fund

Financial Highlights—Per share data (for a share outstanding throughout each year) (Continued)

			Institutional Shares
	For the Fiscal Year Ended May 31, 2020	For the Fiscal Year Ended May 31, 2019	For the Fiscal Year Ended May 31, 2018	For the Fiscal Year Ended May 31, 2017	For the Fiscal Year Ended May 31, 2016
Net Asset Value, Beginning of Year	$10.53	$10.31	$10.63	$10.82	$10.81
Investment Operations:
Net investment income(a)	0.25	0.27	0.25	0.25	0.25
Net realized and unrealized gain (loss) on investments	0.35	0.24	(0.29)	(0.16)	0.04
Total from investment operations	0.60	0.51	(0.04)	0.09	0.29
Distributions from:
Net investment income	(0.28)	(0.29)	(0.28)	(0.28)	(0.28)
Total distributions	(0.28)	(0.29)	(0.28)	(0.28)	(0.28)
Net Asset Value, End of Year	$10.85	$10.53	$10.31	$10.63	$10.82
Total return	5.79%	5.06%	(0.40)%	0.90%	2.69%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$1,036,183	$735,778	$515,163	$372,299	$294,757
Ratio of expenses to average net assets	0.46%	0.48%	0.46%	0.45%	0.46%
Ratio of net investment income to average net assets	2.36%	2.65%	2.43%	2.36%	2.32%
Portfolio turnover rate	30%	23%	36%	27%	22%

(a)	Based on the average daily number of shares outstanding during the year.

The accompanying notes are an integral part of the financial statements.

47

Financial Highlights—Per share data (for a share outstanding throughout each year) (Concluded)

			Retail Shares
	For the Fiscal Year Ended May 31, 2020	For the Fiscal Year Ended May 31, 2019	For the Fiscal Year Ended May 31, 2018	For the Fiscal Year Ended May 31, 2017	For the Fiscal Year Ended May 31, 2016
Net Asset Value, Beginning of Year	$10.52	$10.31	$10.63	$10.81	$10.80
Investment Operations:
Net investment income(a)	0.22	0.24	0.22	0.22	0.21
Net realized and unrealized gain (loss) on investments	0.35	0.22	(0.30)	(0.15)	0.04
Total from investment operations	0.57	0.46	(0.08)	0.07	0.25
Distributions from:
Net investment income	(0.24)	(0.25)	(0.24)	(0.25)	(0.24)
Total distributions	(0.24)	(0.25)	(0.24)	(0.25)	(0.24)
Net Asset Value, End of Year	$10.85	$10.52	$10.31	$10.63	$10.81
Total return	5.52%	4.59%	(0.75)%	0.64%	2.34%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$53,411	$48,572	$57,358	$67,133	$86,141
Ratio of expenses to average net assets	0.81%	0.82%	0.81%	0.80%	0.81%
Ratio of net investment income to average net assets	2.02%	2.30%	2.07%	2.01%	1.97%
Portfolio turnover rate	30%	23%	36%	27%	22%

(a)	Based on the average daily number of shares outstanding during the year.

The accompanying notes are an integral part of the financial statements.

48	The Community Reinvestment Act Qualified Investment Fund

Notes to Financial Statements May 31, 2020

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Community Capital Trust (the “Trust”) was organized as a Delaware business trust on January 15, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and consists of two separate series. The financial statements herein are those of The Community Reinvestment Act Qualified Investment Fund (the “Fund”). The Fund is a diversified fund. The Fund offers three classes of shares of beneficial interest—CRA Shares, Institutional Shares and Retail Shares, which are substantially the same except that each class of shares has different expenses. The Fund commenced investment operations on August 30, 1999. Institutional Shares and Retail Shares commenced operations on March 2, 2007. Community Capital Management, Inc. (the “Advisor”) is the Fund’s investment adviser. The financial statements of the remaining series of the Trust are not presented herein, but are presented separately. The assets of each series within the Trust are segregated, and a shareholder’s interest is limited to the series in which shares are held.

The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. GAAP for investment companies.

Security Valuation. Debt securities are valued by market bid quotation or independent pricing services which use bid prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Discounts or premiums on debt securities are amortized to income over their prospective lives, using the effective interest method.

Fixed income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of sixty (60) days or less at the time of acquisition, are valued at the evaluated price supplied by an independent pricing service. Independent pricing services may use various valuation methodologies, including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from an independent pricing service, the securities will be priced using the Fair Value Valuation Procedures listed below.

Debt securities with a remaining maturity of more than 60 days shall be valued at representative quoted prices as provided by an independent pricing service. If the validity of pricing information on high yield bonds provided by pricing services appears to be unreliable, then dealer supplied quotes may be used to value those securities. If the validity of quotations appears to be unreliable or if the number of quotations indicates a thin market, then further consideration should be given to whether market quotations are readily available.

49

At May 31, 2020, the Fund held securities that were fair valued by the Advisor in accordance with procedures approved by the Board of Trustees in the amount of $29,570,476.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to evaluation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the fiscal year ended May 31, 2020, there have been no significant changes to the Fund’s fair value methodologies.

50	The Community Reinvestment Act Qualified Investment Fund

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of May 31, 2020. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at May 31, 2020	Valuation Techniques	Unobservable Inputs	Ranges (Average)
U.S. Government & Agency Obligations	$27,740,788	Matrix Pricing	FHA Project Loans Structure	2 out of lockout with remaining maturity term range 0.22-0.23 years. The remaining FHA Securities have a lockout range 2.59-4.33 (3.19) Years.
			Average Life Years	0.23-4.33 (2.00) Years
			Spread to Benchmark	N+255 - N+381 (N+321)
			Variance to Dealer Average	-2.24%-5.53% (0.84%)
			FNMA Multifamily Structure	1 is 10/9.5 and 2 are 12/11.5
			Average Life Years	6.12-6.83 (6.48) Years
			Spread to Benchmark	N+63 - N+75 (N+68)
			Variance to Dealer Average	-0.35%-0.44% (-0.02%)
			GNMA Multifamily Structure	2 are Pass Through and 3 are Sequential Payer
			Average Life Years	4.05-5.17 (4.85) Years
			Spread to Benchmark	N+92 - N+112 (N+101)
			Variance to Dealer Average	-0.18%-0.39% (-0.03%)
			Small Business Administration	Fixed Coupon
			Average Life Years	3.54 Years
			Spread to Benchmark	N+314
			Variance to Dealer Average	3rd Party Pricing
			United States Department of Agriculture Structure	Fixed Coupon
			Average Life Years	1.58 Years
			Spread to Benchmark	N+61
			Variance to Dealer Average	3rd Party Pricing
Asset-Backed Security	$1,829,688	Short Term	Structure	Short Term
			Average Life Years	0.16-0.25 (0.20) Years
			Spread to Benchmark	N+908
			Variance to Dealer Average	0.00%

51

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the Statement of Operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of the identified cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

Amortization and accretion are calculated using the effective interest method. Amortization of premiums and accretion of discounts are included in interest income.

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of each class, investment income, realized and unrealized gains and losses, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class. Class specific expenses are borne solely by the class incurring the expense.

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “IRC”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Distributions to Shareholders. Dividends from net investment income are determined separately for each class of shares of the Fund and are declared and paid monthly and distributable net realized capital gains, if any, are declared

52	The Community Reinvestment Act Qualified Investment Fund

and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Use of Estimates. In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Purchased on a Delayed Delivery Basis. The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. The Fund will set aside liquid assets, or engage in other appropriate measures, to cover its obligations with respect to these securities.

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2 – CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the fiscal year ended May 31, 2020 were as follows:

	Shares	Amount
CRA Shares
Shares issued	7,008,976	$74,919,772
Shares reinvested	701,171	7,508,175
Shares redeemed	(4,354,078)	(46,618,573)
Net Increase	3,356,069	$35,809,374
Institutional Shares
Shares issued	44,434,993	$475,468,833
Shares reinvested	1,698,217	18,176,734
Shares redeemed	(20,518,212)	(220,088,823)
Net Increase	25,614,998	$273,556,744
Retail Shares
Shares issued	1,502,687	$16,067,565
Shares reinvested	105,961	1,133,222
Shares redeemed	(1,299,790)	(13,905,598)
Net Increase	308,858	$3,295,189

53

Transactions in shares of the Fund for the fiscal year ended May 31, 2019 were as follows:

	Shares	Amount
CRA Shares
Shares issued	2,665,237	$27,411,625
Shares reinvested	815,407	8,406,159
Shares redeemed	(14,620,429)	(149,952,724)
Net Decrease	(11,139,785)	$(114,134,940)
Institutional Shares
Shares issued	32,486,771	$334,818,405
Shares reinvested	1,257,887	12,967,003
Shares redeemed	(13,790,762)	(141,656,725)
Net Increase	19,953,896	$206,128,683
Retail Shares
Shares issued	907,867	$9,342,830
Shares reinvested	124,389	1,279,686
Shares redeemed	(1,980,042)	(20,427,154)
Net Decrease	(947,786)	$(9,804,638)

Note 3 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, by the Fund for the fiscal year ended May 31, 2020, were as follows:

Purchases:
U.S. Government	$595,813,495
Other	301,709,699
Sales and Maturities:
U.S. Government	$486,235,536
Other	167,342,674

At May 31, 2020, the cost of securities for income tax purposes and the gross unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Cost of investments	$2,415,364,070
Gross unrealized appreciation	89,455,915
Gross unrealized depreciation	(4,431,609)
Net appreciation on investments	$85,024,306

54	The Community Reinvestment Act Qualified Investment Fund

Note 4 – ADVISORY, SPECIAL ADMINISTRATIVE SERVICES, DISTRIBUTION AND SERVICE FEES

The Trust has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.30% of the Fund’s average daily net assets. For the fiscal year ended May 31, 2020, the Advisor was entitled to receive advisory fees of $6,846,225.

The Advisor also provides certain Community Reinvestment Act-related administrative services to financial institution holders of CRA Shares of the Fund pursuant to a Special Administrative Services Agreement with the Trust. Pursuant to such Agreement, the Advisor is entitled to receive a fee of 0.20% of the average daily NAV of the CRA Shares held by such financial institutions. For the fiscal year ended May 31, 2020, the Advisor was entitled to receive fees of $2,700,903 pursuant to the Special Administrative Services Agreement.

The Trust has adopted separate Distribution Plans pursuant to Rule 12b-1 under the Act with respect to the Fund’s CRA Shares and Retail Shares, which permit the Fund to pay certain expenses associated with the distribution of its CRA Shares and Retail Shares. The Distribution Plan for CRA Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to CRA Shares for distribution and other services and the assumption of related expenses. The Distribution Plan for Retail Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to Retail Shares for distribution services and the assumption of related expenses. For the fiscal year ended May 31, 2020, the Fund incurred distribution expenses of $3,376,102 and $128,559 with respect to CRA Shares and Retail Shares, respectively.

The Trust has adopted a Services Plan with respect to the Fund’s Retail Shares. Pursuant to the Services Plan, the Trust enters into servicing agreements with financial institutions that agree to provide certain personal liaison and administrative support services to their customers who are the beneficial owners of Retail Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily NAV of the Retail Shares beneficially owned by such customers. The Trust will limit fees to an aggregate fee of not more than 0.10% under the Services Plan for personal liaison and administrative support services through May 31, 2020. For the fiscal year ended May 31, 2020, the Fund incurred expenses under the Services Plan of $51,423.

The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2020 to the extent total annualized expenses (excluding acquired Fund fees and expenses) exceed 1.00%, 0.55%, and 0.90%, of the average daily net assets of each of CRA Shares, Institutional Shares and Retail Shares, respectively. If at any time the Fund’s total annualized expenses (excluding acquired Fund fees and expenses) exceed the respective limitation

55

noted above; the Advisor may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made by the Advisor, provided such reimbursement does not cause the Fund to exceed the expense limitations that were in effect at the time of the waiver or reimbursement. The Advisor did not waive fees or reimburse expenses during the year ended May 31, 2020.

The President, Treasurer, Chief Compliance Officer and certain other officers of the Fund are affiliated with the Advisor.

Note 5 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the IRC for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, and undistributed earnings, in the period that the differences arise. Permanent differences are primarily attributable to paydowns. None of these permanent differences necessitate a charge to the paid in capital account.

The tax character of dividends declared for each fiscal year indicated was as follows:

	Fiscal Year Ended May 31, 2020	Fiscal Year Ended May 31, 2019
Distributions declared from:
Ordinary income	$54,051,572	$49,992,002
Total Distributions	$54,051,572	$49,992,002

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

As of May 31, 2020, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$3,365,208
Capital loss carryforwards	(58,732,188)
Post-October losses	(5,976,381)
Other temporary differences	(3,365,677)
Unrealized appreciation, net	85,024,306
Distributable earnings, net	$20,315,268

56	The Community Reinvestment Act Qualified Investment Fund

As of May 31, 2020, the Fund had post-enactment capital loss carryforwards outstanding as follows:

Short-Term	Long-Term	Total Capital Loss Carryforwards
$ 11,704,163	$ 47,028,025	$ 58,732,188

Post October losses represent losses realized on investment transactions from November 1, 2019 through May 31, 2020 that, in accordance with Federal income tax regulations, the Fund elected to defer $5,976,381 long-term as having arisen in the following year.

Note 6 – CONCENTRATION/RISK

The Fund had significant holdings in Fannie Mae, Freddie Mac and Ginnie Mae mortgage-backed securities, FHA Project Loans, certain state municipal bonds, asset-backed securities and U.S. government mortgage-backed obligations. Investments in these issues could represent a concentration of credit risk.

Generally, the prices of fixed income debt securities tend to move in the opposite direction of interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or private entities.

The elimination of London Inter-Bank Offered Rate (“LIBOR”), among other “inter-bank offered” reference rates, may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority (“FCA”) has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. However, it remains unclear if LIBOR will continue to exist in its current, or a modified, form. Alternatives to LIBOR are established or in development in most major currencies including the Secured Overnight Financing Rate (SOFR), that is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new reference rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. The effect of any changes to, or discontinuation of, LIBOR on the Fund will vary, and it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted and market practices become settled.

57

Prepayments of principal on mortgage-backed securities may tend to increase due to refinancing of mortgages as interest rates decline. When this occurs, the Fund may lose a portion of its principal investment to the extent the Fund paid any premium for a security. In addition, the Fund’s yield may be affected by reinvestment of prepayments at lower rates than the original investment.

Asset-backed securities represent interests in pools of assets such as mortgages, commercial or consumer loans, or receivables and other financial assets. Asset-backed securities are subject to credit, interest rate, prepayment, extension, valuation and liquidity risk. These securities, in most cases, are not backed by the full faith and credit of the U.S. government and are subject to the risk of default on the underlying asset or loan, particularly during periods of economic downturn. Those asset-backed securities that are guaranteed as to the timely payment of interest and principal by a government entity are not guaranteed as to market price, which will fluctuate. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain asset-backed securities.

Investment company risk includes the risks of investing indirectly in affiliated and unaffiliated investment companies, including closed-end funds and exchange-traded funds, through your investment in the Fund. Investors will incur a proportionate share of the expenses of the investment company in which the Fund invests (including operating expenses and management fees) in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investments in direct proportion to the amount of assets the Fund invests in such investment company.

Note 7 – NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosure requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management elected to early adopt the removal of certain disclosures and delay the adoption of additional disclosure until the effective date.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit LIBOR quotes by the FCA. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Fund’s financial statements and various filings.

58	The Community Reinvestment Act Qualified Investment Fund

Note 8 – CORONAVIRUS (COVID-19) PANDEMIC

A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and has spread internationally. The outbreak and efforts to contain its spread have resulted in closing borders and quarantines, restricting international and domestic travel, enhanced health screenings, cancelations, disrupted supply chains and customer activity, responses by businesses (including changes to operations and reducing staff), and have produced general concern and uncertainty. The impact of the coronavirus pandemic, and other epidemics and pandemics that may arise in the future could adversely affect national and global economies, individual companies and the market in general in a manner and for a period of time that cannot be foreseen at the present time and may adversely affect the value, volatility and liquidity of dividend and interest paying securities. In the event of a pandemic or an outbreak, there can be no assurance that the Fund and its service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons, and could otherwise disrupt the ability of the Fund’s service providers to perform essential services. Certain economic and market conditions arising out of a pandemic or outbreak could result in the Fund’s inability to achieve its investment objectives, cause the postponement of reconstitution or rebalance dates for benchmark indices, adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, negatively impact the Fund’s performance, and cause losses on your investment in the Fund. Management is monitoring the development of the pandemic, which was ongoing as of the date of the financial statements, and is evaluating its impact on the financial position and operating results of the Fund.

Note 9 – SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

59

Report of Independent Registered
Public Accounting Firm

To the Shareholders of The Community Reinvestment Act Qualified Investment Fund and the Board of Trustees of Community Capital Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Community Reinvestment Act Qualified Investment Fund, one of the funds constituting Community Capital Trust (the “Fund”), as of May 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of The Community Reinvestment Act Qualified Investment Fund as of May 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights of the Fund for the years ended May 31, 2018, 2017, and 2016, respectively, were audited by other auditors whose report, dated July 30, 2018, expressed an unqualified opinion on the financial statement and those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2020,

60	The Community Reinvestment Act Qualified Investment Fund

by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

Deloitte & Touche LLP

Philadelphia, Pennsylvania

July 30, 2020

We have served as the auditor of one or more Community Capital Trust investment companies since 2019.

61

Proxy Policies (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the Securities and Exchange Commission (“SEC”) website at http://www.sec.gov.

Quarterly Filings (Unaudited)

The Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters or as an exhibit to its reports on Form N-PORT within 60 days after the end of the period. The Fund’s Form N-PORT (and its predecessor, Form N-Q) reports are available on the SEC’s website at http://www.sec.gov.

Notice to Shareholders (Unaudited)

For purposes of the IRC, the Fund is designating the following items with regard to distributions paid during the fiscal year ended May 31, 2020:

Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (4)	Short Term Capital Gain Dividends (5)
0.00%	100.00%	100.00%	0.00%	0.00%	1.63%	98.58%	0.00%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income tax.

(4)

The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distributions. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5)

The percentage of this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distributions that are exempted from U.S. withholding tax when paid to foreign investors.

62	The Community Reinvestment Act Qualified Investment Fund

Trustees and Officers (Unaudited)

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the State of Delaware and the Trust’s Declaration of Trust. Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-877-272-1977.

63

Name, Address and Age[1]	Position(s) Held with the Trust	Served in Position Since[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee During Past 5 Years[4]
INDEPENDENT TRUSTEES
John E. Taylor Age 70	Chairman of the Board and Trustee	6/1/99	President and Founder, National Community Reinvestment Coalition, January 1992 to present.	2	None
Heinz Riehl Age 84	Trustee	6/1/99	President, Riehl World Training & Consulting, Inc. (bank consulting), 1996 to present.	2	None
Irvin M. Henderson Age 64	Trustee	6/26/00	President and Chief Executive Officer, Henderson & Company (consulting firm), 1993 to present.	2	None
Robert O. Lehrman Age 85	Trustee	9/29/00	Business consultant and special counsel, 1997 to present; formerly, director, Community Capital Bank, New York, NY; formerly, President and Chief Executive Officer, Community Bankers Association, New York.	2	None
Mirian Saez Age 63	Trustee	6/26/19	Director of Island Operations, City and County of San Francisco, 2006 to present; Executive Advisory Council, Leadership California, Inc. (a non-profit), 2013 to present; Executive Committee, Mercy Housing California, Inc. (a non-profit), 2014 to present; formerly: Co-Chair Finance Committee, WDC Board of Education; Oversight Board, Resolution Trust Corporation.	2	None
Robert Dickerson Age 67	Trustee	1/23/20	Executive Director, Birmingham Business Resource Center (business management consulting), November 1996 to present; Chief Executive Officer, Birmingham City Wide Local Development Company from November 1996 to present.	2	None

64	The Community Reinvestment Act Qualified Investment Fund

Name, Address and Age[1]	Position(s) Held with the Trust	Served in Position Since[2]	Principal Occupation(s) During Past 5 Years
OFFICERS
David K. Downes c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age 80	President	1/29/04

Chair of the Board of Community Capital Management, Inc. since January 2016; Vice Chair of Community Capital Management, Inc. from February 2015 to January 2016; Chief Executive Officer, Community Capital Management, Inc. from January 2004 to February 2015.

Alyssa D. Greenspan c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age 48	Vice President	10/22/10

President, Community Capital Management, Inc. since January 2015; Chief Operating Officer, Community Capital Management, Inc. since June 2009; Senior Vice President and Portfolio Manager, Community Capital Management, Inc. since May 2003.

Jessica Botelho c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age: 36	Vice President	10/21/16

Director of CRA & Impact Research, Community Capital Management, Inc. since July 2017; Director, Shareholder Relations, Community Capital Management, Inc. since May 2015; Associate Director, Shareholder Relations, Community Capital Management, Inc. from May 2013 to April 2015.

James Malone, CFA c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age 49	Treasurer	4/1/14	Chief Financial Officer of Community Capital Management, Inc. since July 2013; Director of Investment Platforms, since September 2011.
Stefanie J. Little Little Consulting Group, Inc. 11 Gina Marie Lane Elkton, MD 21921 Age 52	Chief Compliance Officer	12/18/09	President, Little Consulting Group, Inc. since 2011; Managing Member, Chenery Compliance Group LLC since 2015; Chief Compliance Officer of Community Capital Management Inc. since January 2010.
Michael P. Malloy Faegre Drinker Biddle & Reath LLP One Logan Square Suite 2000 Philadelphia, PA 19103 Age 60	Secretary	6/1/99	Partner, Faegre Drinker Biddle & Reath LLP (formerly, Drinker Biddle & Reath LLP) (law firm) since 1993.

[1]	Each Trustee may be contacted by writing to the Trustee, c/o Community Capital Management, Inc. 2500 Weston Road, Suite 101, Weston, Florida 33331.
[2]

Each Trustee holds office until he or she resigns, is removed or dies. The president, treasurer and secretary shall hold office for a one-year term and until their respective successors are chosen and qualified, or until such officer dies or resigns.

[3]	The Fund Complex consists of the Trust. The Trust has two portfolios, the Fund and the CCM Alternative Income Fund.
[4]	Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

65

Approval of Advisory Agreement (Unaudited)

At a meeting held on April 24, 2020, the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Trust’s Advisory Agreement with the Advisor with respect to The Community Reinvestment Act Qualified Investment Fund (the “Fund”) for an additional one-year period. The Advisor reviewed and responded to Trustees’ questions concerning the materials relating to the Advisory Agreement, in particular, a letter from the Advisor responding to specific questions from the Trustees relating to the Advisory Agreement. Among other things, those materials and the Advisor’s presentation covered: (i) the nature, extent and quality of the Advisor’s services provided to the Fund; (ii) the experience and qualifications of the Advisor’s personnel involved in the management of the Trust; (iii) the Advisor’s investment philosophy and process; (iv) the Advisor’s assets under management; (v) the current advisory fee arrangement for the Fund and the Advisor’s separate account fees; (vi) the performance of the Fund and the advisory fee and expenses as compared to other funds; (vii) the Advisor’s financial statements and profitability; and (viii) other possible benefits to the Advisor arising from its advisory and other relationships with the Trust.

The Trustees then met in executive session with counsel to the Trust. The Trustees discussed the information that had been provided to them in connection with the continuation of the Advisory Agreement, including the matters covered at the April 9, 2020 special meeting of the Board that had been called to review and discuss the materials and information the Board had requested from the Advisor relating to the Advisory Agreement. In connection with such continuation, counsel to the Trust reviewed his firm’s memorandum outlining the Trustees’ duties and responsibilities in connection with the continuation of the Advisory Agreement. After further discussion concerning the continuation of the Advisory Agreement, the Trustees, including a majority of the Independent Trustees, reached the following conclusions: (i) the Advisor has the capabilities, resources and personnel necessary to manage the Fund; (ii) based on the services that the Advisor would provide to the Fund under the Advisory Agreement and the expenses incurred by the Advisor in the performance of such services, the compensation to be paid to the Advisor was fair and equitable; (iii) the difference in management fees between the Fund and the separate accounts managed by the Advisor was reasonable in light of the differing service levels and portfolio management requirements; (iv) the Advisor’s direct and indirect expenses in providing advisory services to the Fund were reasonable; and (v) breakpoints were currently not relevant to the Fund given its asset size. Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including all of the Independent Trustees, concluded that it was in the best interests of the Fund to continue the Advisory Agreement with the Advisor for an additional one-year period.

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Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Transfer Agent:

Apex Fund Services

Three Canal Plaza, Ground Floor

Portland, ME 04101

Legal Counsel:

Faegre Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

Independent Registered Public Accounting Firm:

Deloitte & Touche LLP

1700 Market Street

Philadelphia, PA 19103

Custodian:

U.S. Bank, National Association

50 South 16th Street

Suite 2000

20th Floor

EX-PA-WBSP

Philadelphia, PA 19102

Board of Trustees:

John E. Taylor, Chairman of the
Board of Trustees

Heinz Riehl, Trustee

Irvin M. Henderson, Trustee

Robert O. Lehrman, Trustee

Mirian Saez, Trustee

Robert Dickerson, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

2500 Weston Road ■ Suite 101 ■ Weston, FL 33331

954-217-7999 ■ Fax: 954-385-9299 ■ Toll Free: 877-272-1977 ■ www.ccminvests.com

Item 2.	Code of Ethics.

(a)	The Registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board of Trustees has determined that Irvin Henderson, a member of the Registrant's Board of Trustees and Audit Committee, qualifies as an audit committee financial expert. Mr. Henderson is "independent" as that term is defined in paragraph (a)(2) of this Item's instructions.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $90,000 and $90,000 for fiscal years ended May 31, 2020 and May 31, 2019, respectively.

(b)	Audit-Related Fees. The aggregate fees billed for each of the last two fiscal years for assurance and related services by the Registrant's principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item were $0 and $0 for the fiscal years ended May 31, 2020 and May 31, 2019, respectively.

(c)	Tax Fees. The aggregate fees billed for the last two fiscal years for professional services rendered by the principal accountant for tax compliance were $12,000 and $12,000 for the fiscal years ended May 31, 2020 and May 31, 2019, respectively.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the Registrant's principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 and $0 for the fiscal years ended May 31, 2020 and May 31, 2019, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee chairman approves on a case-by-case basis each audit or non-audit service before the accountant is engaged by the Registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was [zero percent (0%)].

(g)	All non-audit fees billed by the Registrant's principal accountant for services rendered to the Registrant for the fiscal years ended May 31, 2020 and May 31, 2019 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the Registrant's principal accountant for the Registrant's adviser.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included in Annual Report to Stockholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of trustees.

Item 11.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13.	Exhibits.

(a)(1)	Code of Ethics attached hereto.
(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Community Capital Trust

By (Signature and Title)*	/s/ David K. Downes
David K. Downes,
Date: August 7, 2020	President/Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David K. Downes
David K. Downes
Date: August 7, 2020	President/Principal Executive Officer

By (Signature and Title)*	/s/ James H. Malone,
James H. Malone,
Date: August 7, 2020	Treasurer/Principal Financial Officer

*	Print the name and title of each signing officer under his or her signature.